UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-10267

AssetMark Funds
(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA  94523-3967
(Address of principal executive offices) (Zip code)

Danell J. Doty
AssetMark Investment Services, Inc.
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Name and address of agent for service)
Michael P. O’Hare, ESQ.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

(866) 548-2653
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2009

Date of reporting period:  April 1, 2008 to June 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2008
AssetMark Large Cap Growth Fund
(Unaudited)

Shares		Value
	COMMON STOCKS - 99.86%
	Aerospace & Defense - 2.58%
126,900	Honeywell International, Inc.	$6,380,532
60,100	Lockheed Martin Corp.	5,929,466
46,000	Precision Castparts Corp.	4,433,020
		16,743,018
	Air Freight & Logistics - 1.75%
129,125	C.H. Robinson Worldwide, Inc. (b)	7,081,215
99,400	Expeditors International Washington, Inc. (b)	4,274,200
		11,355,415
	Beverages - 0.60%
50,900	The Coca-Cola Company	2,645,782
19,950	PepsiCo, Inc.	1,268,621
		3,914,403
	Biotechnology - 4.38%
54,400	Amgen, Inc. (a)	2,565,504
100,500	Cephalon, Inc. (a)(b)	6,702,345
155,610	Genentech, Inc. (a)(b)	11,810,799
138,300	Gilead Sciences, Inc. (a)(b)	7,322,985
		28,401,633
	Capital Markets - 3.83%
79,273	The Bank of New York Mellon Corp. (b)	2,998,898
144,200	The Charles Schwab Corp.	2,961,868
52,400	Goldman Sachs Group, Inc. (b)	9,164,760
57,100	Invesco Ltd.	1,369,258
68,000	Lehman Brothers Holdings, Inc. (b)	1,347,080
76,000	SEI Investments Co.	1,787,520
35,900	State Street Corp.	2,297,241
52,500	T. Rowe Price Group, Inc. (b)	2,964,675
		24,891,300
	Chemicals - 1.54%
43,800	Air Products & Chemicals, Inc.	4,330,068
39,200	Mosaic Co. (a)	5,672,240
		10,002,308
	Commercial Services & Supplies - 1.37%
68,640	Apollo Group, Inc. (a)(b)	3,038,006
79,400	Manpower, Inc.	4,624,256
123,500	Steelcase, Inc. (b)	1,238,705
		8,900,967
	Communications Equipment - 5.13%
294,680	Cisco Systems, Inc. (a)	6,854,257
126,400	Corning, Inc.	2,913,520
73,300	Nokia Corporation - ADR (b)	1,795,850
359,501	QUALCOMM, Inc.	15,951,059
49,500	Research In Motion Ltd. (a)(b)	5,786,550
		33,301,236
	Computers & Peripherals - 6.80%
80,800	Apple Inc. (a)	13,529,152
327,190	Hewlett-Packard Company	14,465,070
78,080	International Business Machines Corp.	9,254,822
317,920	NetApp, Inc. (a)(b)	6,886,147
		44,135,191
	Construction & Engineering - 0.80%
39,500	Foster Wheeler Ltd. (a)(b)	2,889,425
28,200	Jacobs Engineering Group, Inc. (a)(b)	2,275,740
		5,165,165
	Construction Materials - 0.16%
17,000	Vulcan Materials Co. (b)	1,016,260
	Consumer Finance - 0.21%
36,750	American Express Co.	1,384,373
	Diversified Financial Services - 1.08%
61,300	IntercontinentalExchange, Inc. (a)	6,988,200
	Diversified Telecommunication Services - 0.54%
105,100	AT&T Inc.	3,540,819
	Electric Utilities - 0.30%
21,800	Exelon Corp.	1,961,128
	Electrical Equipment - 0.41%
53,500	Emerson Electric Co.	2,645,575
	Electronic Equipment & Instruments - 0.46%
168,000	Ingram Micro, Inc. (a)	2,982,000
	Energy Equipment & Services - 6.45%
46,000	FMC Technologies, Inc. (a)(b)	3,538,780
166,400	Halliburton Co. (b)	8,830,848
61,900	National-Oilwell Varco, Inc. (a)(b)	5,491,768
58,100	Oceaneering International, Inc. (a)(b)	4,476,605
145,840	Schlumberger Ltd. (b)	15,667,591
46,800	Unit Corp. (a)	3,882,996
		41,888,588
	Food & Staples Retailing - 5.56%
145,300	BJ's Wholesale Club, Inc. (a)(b)	5,623,110
74,100	Costco Wholesale Corp. (b)	5,197,374
110,300	CVS Corp.	4,364,571
191,900	The Kroger Co. (b)	5,540,153
107,200	SYSCO Corp.	2,949,072
220,470	Wal-Mart Stores, Inc.	12,390,414
		36,064,694
	Food Products - 0.20%
12,000	Bunge Ltd. (b)	1,292,280
	Health Care Equipment & Supplies - 3.47%
61,100	Dentsply International, Inc.	2,248,480
16,000	Intuitive Surgical, Inc. (a)(b)	4,310,400
99,900	Medtronic, Inc.	5,169,825
49,800	St. Jude Medical, Inc. (a)	2,035,824
168,617	Varian Medical Systems, Inc. (a)(b)	8,742,791
		22,507,320
	Health Care Providers & Services - 3.92%
113,644	Cerner Corp. (a)(b)	5,134,436
75,800	Coventry Health Care, Inc. (a)(b)	2,305,836
33,400	Laboratory Corporation of America Holdings (a)(b)	2,325,642
104,300	McKesson Corp.	5,831,413
49,000	Pharmaceutical Product Development, Inc.	2,102,100
155,400	UnitedHealth Group, Inc.	4,079,250
58,100	Universal Health Services, Inc.	3,673,082
		25,451,759
	Hotels, Restaurants & Leisure - 1.36%
58,800	International Game Technology	1,468,824
36,845	Las Vegas Sands Corp. (a)(b)	1,747,927
160,200	Yum! Brands, Inc. (b)	5,621,418
		8,838,169
	Household Products - 1.66%
177,050	Procter & Gamble Co.	10,766,411
	Industrial Conglomerates - 0.84%
86,150	General Electric Co.	2,299,344
66,100	Textron, Inc.	3,168,173
		5,467,517
	Insurance - 3.03%
60,400	ACE Ltd.	3,327,436
44,550	Aflac, Inc. (b)	2,797,740
63	Berkshire Hathaway Inc. (a)	7,607,250
47,200	Everest Re Group Ltd.	3,762,312
115,092	Progressive Corp. (b)	2,154,522
		19,649,260
	Internet & Catalog Retail - 2.29%
157,720	Amazon.com, Inc. (a)(b)	11,565,607
73,705	eBay, Inc. (a)	2,014,358
69,300	Expedia, Inc. (a)(b)	1,273,734
		14,853,699
	Internet Software & Services - 4.20%
121,325	Akamai Technologies, Inc. (a)(b)	4,220,896
28,752	Google, Inc. (a)	15,135,628
209,011	VeriSign, Inc. (a)(b)	7,900,616
		27,257,140
	IT Services - 4.03%
177,500	Accenture Ltd. (b)	7,227,800
45,700	Automatic Data Processing, Inc. (b)	1,914,830
117,900	Cognizant Technology Solutions Corp. (a)(b)	3,832,929
103,600	Visa, Inc. (a)(b)	8,423,716
192,500	Western Union Co. (b)	4,758,600
		26,157,875
	Machinery - 3.19%
75,670	AGCO Corp. (a)(b)	3,965,865
41,850	Cummins, Inc.	2,742,012
48,900	Danaher Corp.	3,779,970
52,600	Deere & Co.	3,794,038
43,900	Dover Corp.	2,123,443
15,500	Flowserve Corp.	2,118,850
30,400	Parker Hannifin Corp. (b)	2,168,128
		20,692,306
	Media - 2.83%
247,530	DIRECTV Group, Inc. (a)	6,413,502
119,600	Dish Network Corp. (a)	3,501,888
61,300	Omnicom Group, Inc. (b)	2,751,144
183,130	Walt Disney Co. (b)	5,713,656
		18,380,190
	Metals & Mining - 1.31%
44,900	Allegheny Technologies, Inc. (b)	2,661,672
36,900	Freeport-McMoran Copper & Gold, Inc. (b)	4,324,311
14,300	Southern Copper Corp.	1,524,809
		8,510,792
	Multiline Retail - 0.45%
73,500	Kohl's Corp. (a)(b)	2,942,940
	Oil & Gas - 3.25%
13,900	Apache Corp.	1,932,100
47,800	ConocoPhillips	4,511,842
28,400	EOG Resources, Inc. (b)	3,726,080
39,800	Exxon Mobil Corp.	3,507,574
38,285	Hess Corp.	4,831,184
49,400	Marathon Oil Corp.	2,562,378
		21,071,158
	Pharmaceuticals - 5.66%
94,300	Abbott Laboratories	4,995,071
72,900	Amylin Pharmaceuticals, Inc. (a)(b)	1,850,931
271,000	Bristol-Myers Squibb Co.	5,563,630
95,200	Eli Lilly & Co.	4,394,432
88,800	Forest Laboratories, Inc. (a)	3,084,912
134,200	Genzyme Corp. (a)(b)	9,665,084
65,000	Merck & Co., Inc.	2,449,850
239,700	Schering Plough Corp.	4,719,693
		36,723,603
	Semiconductor & Semiconductor Equipment - 3.38%
294,800	Intel Corp.	6,332,304
98,000	Lam Research Corp. (a)(b)	3,542,700
64,000	Linear Technology Corp. (b)	2,084,480
268,000	LSI Logic Corp. (a)(b)	1,645,520
244,800	Marvell Technology Group Ltd. (a)	4,323,168
37,200	MEMC Electronic Materials, Inc. (a)	2,289,288
57,400	Microchip Technology, Inc. (b)	1,752,996
		21,970,456
	Software - 6.76%
131,100	Autodesk, Inc. (a)(b)	4,432,491
99,500	BMC Software, Inc. (a)	3,582,000
34,000	Citrix Systems, Inc. (a)	999,940
622,250	Microsoft Corp.	17,118,098
291,500	Oracle Corp. (a)	6,121,500
170,200	Salesforce.com, Inc. (a)(b)	11,612,746
		43,866,775
	Specialty Retail - 2.47%
58,800	Abercrombie & Fitch Co. - Class A (b)	3,685,584
59,400	GameStop Corp. (a)(b)	2,399,760
215,800	The Gap Inc. (b)	3,597,386
172,775	Staples, Inc. (b)	4,103,406
70,800	The TJX Companies, Inc.	2,228,076
		16,014,212
	Textiles, Apparel & Luxury Goods - 0.75%
81,480	Nike, Inc. (b)	4,857,023
	Tobacco - 0.86%
112,900	Philip Morris International, Inc. (a)	5,576,131

	Total Common Stocks (Cost $593,237,709)	648,129,289

	SHORT TERM INVESTMENTS - 1.23%
	Money Market Funds - 1.23%
7,951,197	Federated Prime Obligations Fund, 2.491% (d)	7,951,197

	Total Short Term Investments (Cost $7,951,197)	7,951,197
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 31.41%
	Commercial Paper - 1.43%
$ 4,991,738	Sheffield Receivables Corp., 2.560%, 07/16/08 (c)	4,986,147
4,278,632	Thunder Bay Funding LLC, 2.591%, 07/15/08 (c)	4,274,140

	Total Commercial Paper (Cost $9,270,370)	9,260,287

	Corporate Bonds and Notes - 7.08%
10,696,580	Abbey National Trust, 3.379%, 02/13/09	10,706,421
9,983,475	Allstate Life Global Funding, 3.058%, 03/20/09	9,983,475
7,131,054	Bank of Scotland, 2.994%, 05/06/09	7,113,511
9,270,370	Barclays Bank, 3.362%, 03/16/09	9,268,330
3,565,527	Bayerische Landesbank, 2.541%, 08/23/08	3,565,527
5,348,290	Svenska Handelsbanken, 2.938%, 02/06/09	5,345,081

	Total Corporate Bonds and Notes (Cost $45,995,296)	45,982,345

	Corporate Paydown Securities - 2.77%
9,993,315	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/09 (e)	8,544,894
11,191,690	KKR Pacific West Holding Group Trust, 3.059%, 03/25/09 (e)	9,462,149

	Total Corporate Paydown Securities (Cost $21,185,005)	18,007,043
Shares
	Money Market Funds - 2.82%
8,320,668	AIM Short Term Liguid Asset Fund	8,320,668
9,983,475	Reserve Primary Fund	9,983,475

	Total Money Market Funds (Cost $18,304,143)	18,304,143
Principal Amount
	Principal Cash - 0.00%
$ 30,778	Principal Cash	30,778

	Total Principal Cash (Cost $30,778)	30,778

	Repurchase Agreements - 17.31%
17,827,634	Citigroup Global Repurchase Agreement, 2.550%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $17,827,634, 0.000% to 4.875%, 08/15/08 to 08/15/37)	17,827,634
28,524,215	Greenwich Capital Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $28,524,215, 0.000%,12/01/33 to 04/15/37)	28,524,215
26,741,451	ING Financial Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $26,741,451, 0.000%, 11/01/27 to 04/01/35)	26,741,451
26,741,451	JPMorgan Chase Repurchase Agreement, 2.700%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $26,741,451, 0.000% to 7.500%, 01/15/09 to 09/15/36)	26,741,451
12,479,344	Morgan Stanley Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $12,479,344, 5.500% to 8.000%, 07/25/27 to 04/25/36)	12,479,344

	Total Repurchase Agreements (Cost $112,314,095)	112,314,095

	Total Investments Purchased as Securities Lending Collateral (Cost $207,099,687)	203,898,691

	Total Investments (Cost $808,288,593) - 132.50%	859,979,177
	Liabilities in Excess of Other Assets - (32.50)%	(210,949,954)
	TOTAL NET ASSETS - 100.00%	$649,029,223

Percentages are stated as a percent of net assets.
(a)		Non-income producing.
(b)		All or a portion of this security is on loan.
(c)		Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
		the Fund's liquidity guidelines. The market value of these securities total $9,260,287, which represents 1.43% of total net assets.
(d)		Variable Rate Security. The rate shown is the rate in effect on June 30, 2008.
(e)		As of June 30, 2008, the Adviser has fair valied this security. The market value of these securities were $18,007,043, which represent
		2.77% of toal net assets

		The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

		Cost of investments	$808,288,593
		Gross unrealized appreciation	102,599,217
		Gross unrealized depreciation	(50,908,633)
		Net unrealized appreciation	$51,690,584

	*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
		previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
		in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 648,129,289	$ —
Level 2 - Other significant observable inputs	193,842,845	—
Level 3 - Significant unobservable inputs	18,007,043	—
Total	$ 859,979,177	$ —

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities	Other Financial Instruments
Balance as of March 31, 2008	$ 16,039,240	$ —
Accrued discounts/premiums*	3,744,520	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(1,776,717)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of June 30, 2008	$ 18,007,043	$ —

*Includes change in allocation of securities lending collateral pool.

Schedule of Investments
June 30, 2008
AssetMark Large Cap Value Fund
(Unaudited)

Shares		Value
	COMMON STOCKS - 97.23%
	Aerospace & Defense - 1.18%
92,200	Northrop Grumman Corp.	$6,168,180
	Air Freight & Logistics - 0.61%
40,600	FedEx Corp. (b)	3,198,874
	Auto Components - 0.55%
1,038,246	Delphi Corp. (a)	75,792
98,100	Johnson Controls, Inc. (b)	2,813,508
		2,889,300
	Automobiles - 1.54%
402,448	Ford Motor Co. (a)(b)	1,935,775
172,495	General Motors Corp. (b)	1,983,692
112,950	Harley-Davidson, Inc. (b)	4,095,567
		8,015,034
	Beverages - 1.24%
67,300	Anheuser-Busch Companies, Inc.	4,180,676
30,900	Diageo PLC - ADR	2,282,583
		6,463,259
	Biotechnology - 0.61%
67,030	Amgen, Inc. (a)	3,161,135
	Building Products - 0.44%
147,430	Masco Corp. (b)	2,319,074
	Capital Markets - 2.02%
26,070	Ameriprise Financial, Inc.	1,060,267
53,340	The Bank of New York Mellon Corp. (b)	2,017,852
100,280	Merrill Lynch & Co., Inc. (b)	3,179,879
119,300	Morgan Stanley (b)	4,303,151
		10,561,149
	Chemicals - 2.58%
308,090	The Dow Chemical Co. (b)	10,755,422
47,400	PPG Industries, Inc.	2,719,338
		13,474,760
	Commercial Banks - 4.31%
233,800	Bank of America Corp. (b)	5,580,806
141,130	Fifth Third Bancorp (b)	1,436,703
318,410	National City Corp. (b)	1,518,816
145,630	Popular, Inc. (b)	959,702
491,800	Regions Financial Corp. (b)	5,365,538
112,034	Wachovia Corp. (b)	1,739,888
248,200	Wells Fargo & Co. (b)	5,894,750
		22,496,203
	Commercial Services & Supplies - 1.58%
14,150	The Dun & Bradstreet Corporation	1,240,106
137,150	H&R Block, Inc. (b)	2,935,010
107,800	Waste Management, Inc.	4,065,138
		8,240,254
	Communications Equipment - 0.82%
367,319	Alcatel-Lucent - ADR (a)(b)	2,218,607
278,830	Motorola, Inc. (b)	2,046,612
		4,265,219
	Computers & Peripherals - 2.10%
146,560	Dell, Inc. (a)(b)	3,206,733
101,400	Hewlett-Packard Company	4,482,894
27,600	International Business Machines Corp.	3,271,428
		10,961,055
	Construction Materials - 0.16%
13,550	Vulcan Materials Co. (b)	810,019
	Consumer Finance - 1.27%
149,200	American Express Co. (b)	5,620,364
53,010	SLM Corp. (a)(b)	1,025,743
		6,646,107
	Containers & Packaging - 0.44%
120,700	Sealed Air Corp. (b)	2,294,507
	Diversified Financial Services - 1.93%
145,160	CIT Group, Inc. (b)	988,539
153,838	Citigroup, Inc. (b)	2,578,325
159,838	J.P. Morgan Chase & Co.	5,484,042
29,850	Moody's Corp. (b)	1,028,034
		10,078,940
	Diversified Telecommunication Services - 4.97%
390,012	AT&T Inc.	13,139,504
1,060	Fairpoint Communications, Inc. (b)	7,643
96,000	Sprint Corp. (b)	912,000
335,230	Verizon Communications, Inc. (b)	11,867,142
		25,926,289
	Electric Utilities - 1.31%
133,100	Edison International (b)	6,838,678
	Electronic Equipment & Instruments - 0.71%
20,800	Agilent Technologies, Inc. (a)(b)	739,232
130,064	Flextronics International Ltd. (a)(b)	1,222,602
741,320	Sanmina-SCI Corporation (a)	948,889
21,712	Tyco Electronics Ltd.	777,724
		3,688,447
	Energy Equipment & Services - 3.23%
50,600	Diamond Offshore Drilling (b)	7,040,484
147,400	Halliburton Co. (b)	7,822,518
13,012	Transocean Inc. (a)	1,982,899
		16,845,901
	Food & Staples Retailing - 2.96%
123,900	Costco Wholesale Corp. (b)	8,690,346
67,217	CVS Corp. (b)	2,659,777
71,215	Safeway, Inc. (b)	2,033,188
66,160	Supervalu, Inc. (b)	2,043,682
		15,426,993
	Food Products - 1.40%
172,200	Archer-Daniels-Midland Co.	5,811,750
123,760	Sara Lee Corp. (b)	1,516,060
		7,327,810
	Health Care Equipment & Supplies - 0.55%
164,810	Boston Scientific Corp. (a)	2,025,515
17,612	Covidien Ltd.	843,439
		2,868,954
	Health Care Providers & Services - 1.92%
24,050	Cardinal Health, Inc.	1,240,499
145,000	Cigna Corp.	5,131,550
10,500	Express Scripts, Inc. (a)	658,560
332,000	Tenet Healthcare Corp. (a)(b)	1,845,920
43,800	UnitedHealth Group, Inc.	1,149,750
		10,026,279
	Hotels, Restaurants & Leisure - 0.99%
157,100	Carnival Corp. (b)	5,178,016
	Household Durables - 1.04%
51,400	D.R. Horton, Inc. (b)	557,690
43,500	Fortune Brands, Inc. (b)	2,714,835
27,380	Lennar Corp. (b)	337,869
37,140	Pulte Homes, Inc.	357,658
23,510	Whirlpool Corp. (b)	1,451,273
		5,419,325
	Household Products - 1.68%
114,100	Kimberly-Clark Corp.	6,820,898
32,270	Procter & Gamble Co.	1,962,339
		8,783,237
	Industrial Conglomerates - 1.46%
45,000	3M Company	3,131,550
142,600	General Electric Co.	3,805,994
16,512	Tyco International Ltd.	661,140
		7,598,684
	Insurance - 12.06%
241,500	The Allstate Corp. (b)	11,009,985
213,220	American International Group, Inc. (b)	5,641,801
25,940	AON Corp.	1,191,684
1,703	Berkshire Hathaway, Inc. (a)	6,832,436
138,880	Conseco, Inc. (a)(b)	1,377,690
84,900	Loews Corp. (b)	3,981,810
61,770	Marsh & McLennan Companies, Inc. (b)	1,639,993
178,800	MetLife, Inc. (b)	9,435,276
136,760	Old Republic International Corp. (b)	1,619,238
154,900	Progressive Corp. (b)	2,899,728
89,800	Prudential Financial, Inc.	5,364,652
25,836	Transatlantic Holdings, Inc.	1,458,959
242,200	Travelers Companies, Inc.	10,511,480
		62,964,732
	IT Services - 0.73%
82,525	Iron Mountain, Inc. (a)(b)	2,191,039
415,885	Unisys Corp. (a)	1,642,746
		3,833,785
	Leisure Equipment & Products - 0.32%
114,517	Eastman Kodak Co. (b)	1,652,480
	Machinery - 1.76%
83,100	Caterpillar, Inc. (b)	6,134,442
72,750	Paccar, Inc. (b)	3,043,132
		9,177,574
	Media - 3.70%
310,800	CBS Corp. (b)	6,057,492
224,425	Comcast Corp. (b)	4,210,213
118,745	Gannett Co., Inc.	2,573,204
28,700	Grupo Televisa SA - ADR (b)	677,894
90,720	McClatchy Co. (b)	615,082
137,300	News Corporation	2,064,992
211,000	Time Warner, Inc.	3,122,800
		19,321,677
	Metals & Mining - 3.21%
186,670	Alcoa, Inc.	6,649,185
57,400	Freeport-McMoran Copper & Gold, Inc. (b)	6,726,706
44,900	Nucor Corp. (b)	3,352,683
		16,728,574
	Multi-Utilities - 0.78%
85,200	Dominion Resources, Inc. (b)	4,046,148
	Office Electronics - 1.46%
562,860	Xerox Corp.	7,632,382
	Oil & Gas - 14.40%
70,900	Apache Corp.	9,855,100
34,400	Canadian Natural Resources Ltd.	3,448,600
35,700	Chevron Corporation	3,538,941
192,952	ConocoPhillips	18,212,739
62,800	Devon Energy Corp.	7,546,048
50,750	EOG Resources, Inc. (b)	6,658,400
193,900	Marathon Oil Corp.	10,057,593
85,700	Occidental Petroleum Corp.	7,701,002
198,300	Valero Energy Corp.	8,165,994
		75,184,417
	Paper & Forest Products - 0.47%
105,700	International Paper Co. (b)	2,462,810
	Pharmaceuticals - 5.03%
101,384	Bristol-Myers Squibb Co.	2,081,413
101,400	Johnson & Johnson	6,524,076
455,216	Pfizer, Inc.	7,952,624
202,375	Wyeth	9,705,905
		26,264,018
	Road & Rail - 0.77%
40,000	Burlington Northern Santa Fe Corp.	3,995,600
	Semiconductor & Semiconductor Equipment - 0.94%
42,723	Intel Corp.	917,690
377,656	Micron Technology, Inc. (a)(b)	2,265,936
61,500	Texas Instruments, Inc.	1,731,840
		4,915,466
	Software - 1.67%
317,660	Microsoft Corp.	8,738,827
	Specialty Retail - 1.08%
23,570	Bed Bath & Beyond, Inc. (a)(b)	662,317
212,060	Home Depot, Inc. (b)	4,966,445
		5,628,762
	Thrifts & Mortgage Finance - 0.88%
236,119	Countrywide Financial Corp. (b)	1,003,506
59,180	Fannie Mae (b)	1,154,602
89,420	Federal Home Loan Mortgage Corp. (b)	1,466,488
199,880	Washington Mutual, Inc. (b)	985,408
		4,610,004
	Tobacco - 2.37%
394,600	Altria Group, Inc.	8,112,976
85,900	Philip Morris International, Inc. (a)	4,242,601
		12,355,577

	Total Common Stocks (Cost $545,750,693)	507,484,515

	REAL ESTATE INVESTMENT TRUSTS - 1.87%
	Real Estate Investment Trusts - 1.87%
120,200	ProLogis (b)	6,532,870
36,000	Simon Property Group, Inc. (b)	3,236,040
		9,768,910

	Total Real Estate Investment Trusts (Cost $10,603,904)	9,768,910

	SHORT TERM INVESTMENTS - 2.04%
	Money Market Funds - 2.04%
10,638,427	Federated Prime Obligations Fund, 2.491% (d)	10,638,427

	Total Short Term Investments (Cost $10,638,427)	10,638,427
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 35.44%
	Commercial Paper - 1.61%
$ 4,526,279	Sheffield Receivables Corp., 2.560%, 07/16/08 (c)	4,521,210
3,879,668	Thunder Bay Funding LLC, 2.591%, 07/15/08 (c)	3,875,594

	Total Commercial Paper (Cost $8,405,947)	8,396,804

	Corporate Bonds and Notes - 7.99%
9,699,170	Abbey National Trust, 3.379%, 02/13/09	9,708,094
9,052,559	Allstate Life Global Funding, 3.058%, 03/20/09	9,052,559
6,466,114	Bank of Scotland, 2.994%, 05/06/09	6,450,207
8,405,947	Barclays Bank, 3.362%, 03/16/09	8,404,097
3,233,057	Bayerische Landesbank, 2.541%, 08/23/08	3,233,057
4,849,585	Svenska Handelsbanken, 2.938%, 02/06/09	4,846,675

	Total Corporate Bonds and Notes (Cost $41,706,432)	41,694,689

	Corporate Paydown Securities - 3.15%
9,061,480	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/09 (e)	7,789,675
10,148,113	KKR Pacific West Holding Group Trust, 3.059%, 03/25/09 (e)	8,629,466

	Total Corporate Paydown Securities (Cost $19,209,593)	16,419,141
Shares
	Money Market Funds - 3.18%
7,544,802	AIM Short Term Liguid Asset Fund	7,544,802
9,052,559	Reserve Primary Fund	9,052,559

	Total Money Market Funds (Cost $16,597,361)	16,597,361
Principal Amount
	Principal Cash - 0.00%
$ 27,908	Principal Cash	27,908

	Total Principal Cash (Cost $27,908)	27,908

	Repurchase Agreements - 19.51%
16,165,284	Citigroup Global Repurchase Agreement, 2.550%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $16,535,445, 0.000% to 4.875%, 08/15/08 to 08/15/37)	16,165,284
25,864,454	Greenwich Capital Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $26,381,778, 0.000%,12/01/33 to 04/15/37)	25,864,454
24,247,926	ING Financial Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $24,617,485, 0.000%, 11/01/27 to 04/01/35)	24,247,926
24,247,926	JPMorgan Chase Repurchase Agreement, 2.700%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $24,831,090, 0.000% to 7.500%, 01/15/09 to 09/15/36)	24,247,926
11,315,699	Morgan Stanley Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $11,865,319, 5.500% to 8.000%, 07/25/27 to 04/25/36)	11,315,699

	Total Repurchase Agreements (Cost $101,841,289)	101,841,289

	Total Investments Purchased as Securities Lending Collateral (Cost $187,788,530)	184,977,192

	Total Investments (Cost $754,781,554) - 136.58%	712,869,044
	Liabilities in Excess of Other Assets - (36.58)%	(190,929,852)
	TOTAL NET ASSETS - 100.00%	$521,939,192

Percentages are stated as a percent of net assets.
ADR		American Depositary Receipt
(a)		Non-income producing.
(b)		All or a portion of this security is on loan.
(c)		Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
		the Fund's liquidity guidelines. The market value of these securities total $8,396,804, which represents 1.61% of total net assets.
(d)		Variable Rate Security. The rate shown is the rate in effect on June 30, 2008.
(e)		As of June 30, 2008, the Adviser has fair valied this security. The market value of these securities were $16,419,141, which represent
		3.15% of toal net assets

		The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

		Cost of investments	$754,781,554
		Gross unrealized appreciation	78,330,391
		Gross unrealized depreciation	(120,242,901)
		Net unrealized depreciation	($41,912,510)

	*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
		previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
		in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 517,253,425	$ —
Level 2 - Other significant observable inputs	179,196,478	—
Level 3 - Significant unobservable inputs	16,419,141	—
Total	$ 712,869,044	$ —

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities	Other Financial Instruments
Balance as of March 31, 2008	$ 14,911,533	$ —
Accrued discounts/premiums*	3,067,678	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(1,560,070)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of June 30, 2008	$ 16,419,141	$ —

*Includes change in allocation of securities lending collateral pool.

Schedule of Investments
June 30, 2008
AssetMark Small Mid Cap Growth Fund
(Unaudited)

Shares		Value
	COMMON STOCKS - 98.39%
	Aerospace & Defense - 0.62%
10,900	Axsys Technologies, Inc. (a)	$567,236
5,700	BE Aerospace, Inc. (a)	132,753
		699,989
	Apparel - 0.37%
15,900	True Religion Apparel, Inc. (a)(b)	423,735
	Auto Components - 0.79%
19,200	Autoliv, Inc.	895,104
	Banks - 0.21%
9,191	Signature Bank (a)	236,760
	Biotechnology - 4.57%
17,921	Alexion Pharmaceuticals, Inc. (a)(b)	1,299,273
24,735	BioMarin Pharmaceuticals, Inc. (a)(b)	716,820
7,758	Cephalon, Inc. (a)(b)	517,381
7,500	Cepheid, Inc. (a)(b)	210,900
14,500	Martek Biosciences Corp. (a)(b)	488,795
7,400	OSI Pharmaceuticals, Inc. (a)(b)	305,768
41,400	Rigel Pharmaceuticals, Inc. (a)(b)	938,124
7,127	United Therapeutics Corp. (a)(b)	696,664
		5,173,725
	Capital Markets - 0.44%
5,549	Affiliated Managers Group, Inc. (a)(b)	499,743
	Chemicals - 0.77%
7,100	International Flavors & Fragrances, Inc.	277,326
2,700	Koppers Holdings, Inc.	113,049
10,400	Lubrizol Corp.	481,832
		872,207
	Commercial Banks - 0.63%
12,183	PrivateBancorp, Inc. (b)	370,120
25,200	Susquehanna Bancshares, Inc. (b)	344,988
		715,108
	Commercial Services & Supplies - 6.50%
3,800	Brady Corp.	131,214
19,469	CoStar Group, Inc. (a)(b)	865,397
7,500	The Dun & Bradstreet Corporation	657,300
21,925	FTI Consulting, Inc. (a)	1,500,986
37,400	Navigant Consulting, Inc. (a)(b)	731,544
27,700	Republic Services, Inc.	822,690
26,736	Ritchie Bros. Auctioneers, Inc. (b)	725,348
42,666	SAIC, Inc. (a)(b)	887,879
5,017	Strayer Education, Inc. (b)	1,048,904
		7,371,262
	Communications Equipment - 2.12%
28,428	Belden, Inc. (b)	963,141
23,603	Cogo Group, Inc. (a)(b)	215,023
18,184	Comverse Technology, Inc. (a)	308,219
8,227	Harris Corp.	415,381
8,700	NICE Systems Ltd. - ADR (a)	257,259
19,629	Starent Networks Corp. (a)(b)	246,933
		2,405,956
	Computers & Peripherals - 1.14%
66,600	QLogic Corp. (a)(b)	971,694
24,200	Rackable Systems, Inc. (a)	324,280
		1,295,974
	Construction & Engineering - 3.47%
15,395	Chicago Bridge & Iron Co. N.V.	613,029
80,815	Quanta Services, Inc. (a)(b)	2,688,715
10,200	The Shaw Group Inc. (a)	630,258
		3,932,002
	Containers & Packaging - 0.38%
2,100	Greif, Inc. (b)	134,463
7,000	Owens-Illinois, Inc. (a)	291,830
		426,293
	Distributors - 0.52%
11,800	Genuine Parts Co.	468,224
3,000	WESCO International, Inc. (a)	120,120
		588,344
	Diversified Consumer Services - 1.04%
19,723	Capella Education Company (a)(b)	1,176,477
	Diversified Financial Services - 0.98%
3,000	GATX Corp.	132,990
5,590	IntercontinentalExchange, Inc. (a)	637,260
9,230	MSCI, Inc. (a)	334,957
		1,105,207
	Diversified Telecommunication Services - 0.73%
57,000	Premiere Global Services, Inc. (a)(b)	831,060
	Electric Utilities - 1.35%
3,800	Black Hills Corp.	121,828
4,900	Great Plains Energy, Inc.	123,872
5,300	Pepco Holdings, Inc.	135,945
9,400	Unisource Energy Corp.	291,494
39,900	Westar Energy, Inc. (b)	858,249
		1,531,388
	Electrical Equipment - 2.47%
13,870	Energy Conversion Devices, Inc. (a)(b)	1,021,387
29,717	Evergreen Solar, Inc. (a)	287,957
17,448	General Cable Corp. (a)(b)	1,061,711
12,100	Woodward Governor Co. (b)	431,486
		2,802,541
	Electronic Equipment & Instruments - 0.93%
25,500	Avnet, Inc. (a)	695,640
20,500	Insight Enterprises, Inc. (a)(b)	240,465
9,200	TTM Technologies, Inc. (a)	121,532
		1,057,637
	Energy Equipment & Services - 6.13%
8,700	Atwood Oceanics, Inc. (a)	1,081,758
5,100	Dawson Geophysical Co. (a)	303,246
26,200	Dresser-Rand Group, Inc. (a)	1,024,420
6,017	Dril-Quip, Inc. (a)(b)	379,071
17,669	Hercules Offshore, Inc. (a)(b)	671,775
20,000	ION Geophysical Corp. (a)(b)	349,000
5,196	Oceaneering International, Inc. (a)	400,352
3,400	Oil States International, Inc. (a)(b)	215,696
18,838	Patterson-UTI Energy, Inc. (b)	678,922
17,700	Superior Energy Services, Inc. (a)(b)	975,978
10,891	T-3 Energy Services, Inc. (a)	865,508
		6,945,726
	Food Products - 1.25%
41,500	Darling International, Inc. (a)(b)	685,580
84,200	Del Monte Foods Co. (b)	597,820
3,400	Green Mountain Coffee Roasters, Inc. (a)(b)	127,738
		1,411,138
	Gas Utilities - 0.36%
6,100	Northwest Natural Gas Co. (b)	282,186
3,300	Suburban Propane Partners LP	126,159
		408,345
	Health Care Equipment & Supplies - 3.85%
38,934	Conceptus, Inc. (a)(b)	719,890
2,600	Gen-Probe, Inc. (a)	123,448
2,400	Haemonetics Corporation (a)(b)	133,104
15,178	Illumina, Inc. (a)(b)	1,322,155
1,198	Intuitive Surgical, Inc. (a)(b)	322,741
5,200	Matthews International Corp. (b)	235,352
11,500	Merit Medical Systems, Inc. (a)	169,050
15,215	NuVasive, Inc. (a)(b)	679,502
8,084	ResMed, Inc. (a)(b)	288,922
10,946	Zoll Medical Corp. (a)(b)	368,552
		4,362,716
	Health Care Providers & Services - 2.79%
6,751	ICON plc - ADR (a)	509,836
2,700	Owens & Minor, Inc. (b)	123,363
66,860	Psychiatric Solutions, Inc. (a)(b)	2,529,982
		3,163,181
	Hotels, Restaurants & Leisure - 1.78%
12,100	Bally Technologies, Inc. (a)(b)	408,980
13,016	Red Robin Gourmet Burgers, Inc. (a)(b)	361,064
42,232	Scientific Games Corp. - Class A (a)(b)	1,250,912
		2,020,956
	Household Durables - 1.91%
53,600	D.R. Horton, Inc. (b)	581,560
65,200	Furniture Brands International, Inc. (b)	871,072
31,600	Pulte Homes, Inc.	304,308
3,400	Snap-On, Inc.	176,834
12,200	Toll Brothers, Inc. (a)(b)	228,506
		2,162,280
	Household Products - 0.89%
17,900	Church & Dwight, Inc.	1,008,665
	Industrial Conglomerates - 1.56%
16,294	Walter Industries, Inc. (b)	1,772,298
	Insurance - 0.37%
23,643	eHealth, Inc. (a)	417,535
	Internet & Catalog Retail - 1.49%
37,700	Expedia, Inc. (a)(b)	692,926
10,800	NetFlix, Inc. (a)(b)	281,556
26,813	VistaPrint Limited (a)(b)	717,516
		1,691,998
	Internet Software & Services - 2.90%
29,600	EarthLink, Inc. (a)(b)	256,040
13,376	Equinix, Inc. (a)(b)	1,193,407
22,300	S1 Corp. (a)	168,811
68,950	SkillSoft PLC - ADR (a)(b)	623,308
14,900	Sohu.com, Inc. (a)(b)	1,049,556
		3,291,122
	Life Sciences Tools & Services - 1.57%
27,526	Parexel International Corp. (a)	724,209
18,155	QIAGEN N.V. (a)	365,460
43,190	Sequenom, Inc. (a)	689,313
		1,778,982
	Machinery - 4.68%
4,400	Actuant Corp. (b)	137,940
13,911	Bucyrus International, Inc. (b)	1,015,781
13,025	ESCO Technologies, Inc. (a)(b)	611,133
6,509	Flowserve Corp.	889,780
14,287	Harsco Corp.	777,356
9,500	L.B. Foster Co. (a)(b)	315,400
12,500	Reliance Steel & Aluminum Co. (b)	963,625
16,635	Titan International, Inc.	592,539
		5,303,554
	Media - 1.02%
29,349	DreamWorks Animation SKG, Inc. (a)	874,894
22,300	Valassis Communications, Inc. (a)(b)	279,196
		1,154,090
	Metals & Mining - 4.00%
4,800	Alliance Resource Partners L.P.	267,264
13,000	Compass Minerals International, Inc.	1,047,280
6,400	James River Coal Co. (a)	375,616
14,531	Massey Energy Co. (b)	1,362,281
4,100	Olympic Steel, Inc.	311,272
10,200	Schnitzer Steel Industries, Inc.	1,168,920
		4,532,633
	Multi-Utilities - 0.91%
17,700	Integrys Energy Group, Inc. (b)	899,691
3,500	SCANA Corp.	129,500
		1,029,191
	Oil & Gas - 8.31%
9,413	Arena Resources, Inc. (a)(b)	497,195
19,615	BPZ Resources, Inc. (a)(b)	576,681
22,215	Carrizo Oil & Gas, Inc. (a)(b)	1,512,619
15,800	Continental Resources, Inc. (a)(b)	1,095,256
31,300	McMoran Exploration Co. (a)(b)	861,376
2,000	Oneok Partners L.P.	111,800
64,345	Parallel Petroleum Corp. (a)(b)	1,295,265
5,834	Penn Virginia Corp. (b)	440,000
12,200	Petroleum Development Corp. (a)(b)	811,178
9,819	Range Resources Corp. (b)	643,537
23,675	Rex Energy Corporation (a)	625,020
10,900	Rosetta Resources, Inc. (a)(b)	310,650
7,080	Sandridge Energy, Inc. (a)(b)	457,227
2,700	Stone Energy Corp. (a)(b)	177,957
		9,415,761
	Personal Products - 1.22%
13,700	Chattem, Inc. (a)(b)	891,185
12,600	Herbalife Ltd. (b)	488,250
		1,379,435
	Pharmaceuticals - 2.81%
10,900	Alpharma, Inc. (a)	245,577
10,700	Auxilium Pharmaceuticals, Inc. (a)(b)	359,734
40,700	King Pharmaceuticals, Inc. (a)(b)	426,129
49,300	Medicines Co. (a)(b)	977,126
13,379	Perrigo Co. (b)	425,051
7,595	Warner Chilcott Limited (a)(b)	128,735
22,900	Watson Pharmaceuticals, Inc. (a)	622,193
		3,184,545
	Road & Rail - 0.62%
20,620	Genesee & Wyoming, Inc. (a)(b)	701,492
	Semiconductor & Semiconductor Equipment - 6.10%
48,915	ANADIGICS, Inc. (a)(b)	481,812
20,522	Atheros Communications, Inc. (a)(b)	615,660
14,082	Cavium Networks, Inc. (a)(b)	295,722
95,100	Integrated Device Technology, Inc. (a)(b)	945,294
55,730	Marvell Technology Group Ltd. (a)	984,192
48,677	Microsemi Corp. (a)(b)	1,225,687
13,566	NetLogic Microsystems, Inc. (a)(b)	450,391
21,900	PMC-Sierra, Inc. (a)	167,535
57,000	Silicon Image, Inc. (a)(b)	413,250
45,800	Skyworks Solutions, Inc. (a)(b)	452,046
54,111	Teradyne, Inc. (a)	599,009
46,600	TriQuint Semiconductor, Inc. (a)(b)	282,396
		6,912,994
	Software - 5.03%
61,316	Activision, Inc. (a)(b)	2,089,036
24,652	ANSYS, Inc. (a)(b)	1,161,602
11,358	Blackboard, Inc. (a)(b)	434,216
102,300	Compuware Corp. (a)	975,942
8,700	Quest Software, Inc. (a)	128,847
13,148	Solera Holdings, Inc. (a)(b)	363,674
15,498	Ultimate Software Group, Inc. (a)	552,194
		5,705,511
	Specialty Retail - 3.60%
32,812	Aeropostale, Inc. (a)(b)	1,028,000
2,600	The Buckle, Inc.	118,898
20,800	The Childrens Place Retail Stores, Inc. (a)	750,880
10,600	Foot Locker, Inc.	131,970
13,890	GameStop Corp. (a)(b)	561,156
14,018	Guess?, Inc. (b)	524,974
12,800	Gymboree Corp. (a)	512,896
5,700	Jo-Ann Stores, Inc. (a)	131,271
10,288	Urban Outfitters, Inc. (a)(b)	320,883
		4,080,928
	Textiles, Apparel & Luxury Goods - 2.49%
12,993	Deckers Outdoor Corp. (a)(b)	1,808,625
15,369	Fossil, Inc. (a)(b)	446,777
7,500	Hanesbrands, Inc. (a)	203,550
11,400	Skechers U.S.A., Inc.- Class A (a)	225,264
3,000	Warnaco Group, Inc. (a)(b)	132,210
		2,816,426
	Trading Companies & Distributors - 0.10%
2,600	MSC Industrial Direct Co., Inc. - Class A	114,686
	Transportation Infrastructure - 0.62%
17,334	Aegean Marine Petroleum Network Inc.	705,320

	Total Common Stocks (Cost $101,544,348)	111,512,020

	EXCHANGE-TRADED FUNDS - 1.67%
	Exchange Traded Funds - 1.67%
24,900	iShares Russell 2000 Growth Index Fund (b)	1,896,384

	Total Exchange-Traded Funds (Cost $1,954,196)	1,896,384

	REAL ESTATE INVESTMENT TRUSTS - 0.62%
	Real Estate Investment Trusts - 0.62%
19,600	Anworth Mortgage Asset Corp.	127,596
9,100	Colonial Properties Trust (b)	182,182
19,300	HRPT Properties Trust	130,661
9,500	Inland Real Estate Corp. (b)	136,990
16,200	RAIT Investment Trust	120,204

	Total Real Estate Investment Trusts (Cost $750,184)	697,633

	SHORT TERM INVESTMENTS - 0.94%
	Money Market Funds - 0.94%
1,066,702	Federated Prime Obligations Fund, 2.491% (d)	1,066,702

	Total Short Term Investments (Cost $1,066,702)	1,066,702
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 38.27%
	Commercial Paper - 1.74%
$ 1,061,980	Sheffield Receivables Corp., 2.560%, 07/16/08 (c)	1,060,791
910,270	Thunder Bay Funding LLC, 2.591%, 07/15/08 (c)	909,313

	Total Commercial Paper (Cost $1,972,250)	1,970,104

	Corporate Bonds and Notes - 8.63%
2,275,672	Abbey National Trust, 3.379%, 02/13/09	2,277,766
2,123,961	Allstate Life Global Funding, 3.058%, 03/20/09	2,123,961
1,517,115	Bank of Scotland, 2.994%, 05/06/09	1,513,383
1,972,249	Barclays Bank, 3.362%, 03/16/09	1,971,815
758,557	Bayerische Landesbank, 2.541%, 08/23/08	758,557
1,137,836	Svenska Handelsbanken, 2.938%, 02/06/09	1,137,153

	Total Corporate Bonds and Notes (Cost $9,785,390)	9,782,635

	Corporate Paydown Securities - 3.38%
2,126,053	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/09 (e)	1,818,579
2,381,005	KKR Pacific West Holding Group Trust, 3.059%, 03/25/09 (e)	2,013,854

	Total Corporate Paydown Securities (Cost $4,507,058)	3,832,433
Shares
	Money Market Funds - 3.43%
1,770,202	AIM Short Term Liguid Asset Fund	1,770,202
2,123,961	Reserve Primary Fund	2,123,961

	Total Money Market Funds (Cost $3,894,163)	3,894,163
Principal Amount
	Principal Cash - 0.01%
$ 6,548	Principal Cash	6,548

	Total Principal Cash (Cost $6,548)	6,548

	Repurchase Agreements - 21.08%
3,792,787	Citigroup Global Repurchase Agreement, 2.550%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $3,879,636, 0.000% to 4.875%, 08/15/08 to 08/15/37)	3,792,787
6,068,459	Greenwich Capital Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $6,189,837, 0.000%,12/01/33 to 04/15/37)	6,068,459
5,689,180	ING Financial Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $5,775,888, 0.000%, 11/01/27 to 04/01/35)	5,689,180
5,689,180	JPMorgan Chase Repurchase Agreement, 2.700%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $5,826,005, 0.000% to 7.500%, 01/15/09 to 09/15/36)	5,689,180
2,654,950	Morgan Stanley Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $2,783,905, 5.500% to 8.000%, 07/25/27 to 04/25/36)	2,654,950

	Total Repurchase Agreements (Cost $23,894,556)	23,894,556

	Total Investments Purchased as Securities Lending Collateral (Cost $44,059,965)	43,380,439

	Total Investments (Cost $149,375,395) - 139.89%	158,553,178
	Liabilities in Excess of Other Assets - (39.89)%	(45,215,523)
	TOTAL NET ASSETS - 100.00%	$113,337,655

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
	the Fund's liquidity guidelines. The market value of these securities total $1,970,104, which represents 1.74% of total net assets.
(d)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2008.
(e)	As of June 30, 2008, the Adviser has fair valied this security. The market value of these securities were $3,832,433, which represent
	3.38% of toal net assets

	The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$149,375,395
	Gross unrealized appreciation	15,634,980
	Gross unrealized depreciation	(6,457,197)
	Net unrealized appreciation	$9,177,783

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 114,106,037	$ -
Level 2 - Other significant observable inputs	40,614,708	-
Level 3 - Significant unobservable inputs	3,832,433	-
Total	$ 158,553,178	$ -

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities	Other Financial Instruments
Balance as of March 31, 2008	$ 3,609,902	$ -
Accrued discounts/premiums*	599,697	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(377,166)	-
Net purchases (sales)	-	-
Transfers in and/or out of Level 3	-	-
Balance as of June 30, 2008	$ 3,832,433	$ -

*Includes change in allocation of securities lending collateral pool.

Schedule of Investments
June 30, 2008
AssetMark Small Mid Cap Value Fund
(Unaudited)

Shares		Value
	COMMON STOCKS - 90.80%
	Aerospace & Defense - 0.49%
10,740	Curtiss-Wright Corp. (b)	$480,508
	Air Freight & Logistics - 0.40%
5,649	Ryder System, Inc. (b)	389,103
	Banks - 0.11%
7,470	PacWest Bancorp (b)	111,154
	Capital Markets - 3.45%
31,900	Ameriprise Financial, Inc.	1,297,373
27,724	BGC Partners, Inc. (a)(b)	209,316
20,030	Calamos Asset Management, Inc.	341,111
65,670	E*Trade Financial Corp. (a)(b)	206,204
62,880	Jefferies Group, Inc. (b)	1,057,641
12,784	KBW, Inc. (a)(b)	263,095
		3,374,740
	Chemicals - 3.17%
14,350	Airgas, Inc.	837,896
9,347	Albemarle Corp.	373,039
28,070	Ashland, Inc. (b)	1,352,974
23,690	H.B. Fuller Co. (b)	531,604
		3,095,513
	Commercial Banks - 6.52%
24,040	Associated Banc-Corp (b)	463,731
21,100	Central Pacific Financial Corp. (b)	224,926
34,479	The Colonial BancGroup, Inc. (b)	152,397
29,444	First Horizon National Corp. (b)	218,769
33,290	First Midwest Bancorp, Inc. (b)	620,858
11,200	FirstMerit Corp. (b)	182,672
12,200	Hancock Holding Co. (b)	479,338
116,960	Investors Bancorp, Inc. (a)(b)	1,527,498
12,950	The South Financial Group, Inc. (b)	50,764
20,238	Trustmark Corp. (b)	357,201
35,180	UMB Financial Corp. (b)	1,803,679
9,014	Zions Bancorporation (b)	283,851
		6,365,684
	Commercial Services & Supplies - 1.18%
32,940	Corrections Corporation of America (a)	904,862
10,870	The Geo Group Inc. (a)(b)	244,575
		1,149,437
	Communications Equipment - 0.91%
33,625	ADC Telecommunications (a)(b)	496,641
11,490	Belden, Inc. (b)	389,281
		885,922
	Construction & Engineering - 1.64%
5,901	EMCOR Group, Inc. (a)	168,356
24,304	MasTec, Inc. (a)	259,081
35,350	Quanta Services, Inc. (a)(b)	1,176,094
		1,603,531
	Consumer Finance - 0.44%
12,770	World Acceptance Corp. (a)(b)	429,966
	Containers & Packaging - 1.41%
8,530	Greif, Inc. (b)	546,176
33,840	Myers Industries, Inc.	275,796
26,310	Pactiv Corp. (a)	558,561
		1,380,533
	Diversified Financial Services - 3.08%
26,900	Assured Guaranty Ltd. (b)	483,931
53,770	Leucadia National Corp. (b)	2,523,964
		3,007,895
	Diversified Telecommunication Services - 2.45%
117,210	Cincinnati Bell, Inc. (a)(b)	466,496
40,720	Embarq Corp.	1,924,834
		2,391,330
	Electric Utilities - 3.91%
108,340	CenterPoint Energy, Inc.	1,738,857
22,980	Cleco Corp. (b)	536,123
16,130	IDACORP, Inc. (b)	465,996
23,810	Wisconsin Energy Corp.	1,076,688
		3,817,664
	Electrical Equipment - 1.40%
4,580	AO Smith Corp. (b)	150,362
51,360	Encore Wire Corp. (b)	1,088,318
3,120	Regal-Beloit Corp.	131,820
		1,370,500
	Electronic Equipment & Instruments - 2.24%
15,969	Arrow Electronics, Inc. (a)(b)	490,568
34,600	Benchmark Electronics, Inc. (a)(b)	565,364
5,170	Mettler Toledo International, Inc. (a)	490,426
23,251	Plexus Corp. (a)	643,588
		2,189,946
	Energy Equipment & Services - 0.82%
5,568	Hornbeck Offshore Services, Inc. (a)(b)	314,647
3,455	T-3 Energy Services, Inc. (a)(b)	274,569
4,943	Willbros Group, Inc. (a)	216,553
		805,769
	Food & Staples Retailing - 3.38%
55,081	Longs Drug Stores Corp. (b)	2,319,461
61,450	Winn Dixie Stores, Inc. (a)(b)	984,429
		3,303,890
	Food Products - 0.76%
15,794	Fresh Del Monte Produce, Inc. (a)(b)	372,264
18,410	Smithfield Foods, Inc. (a)(b)	365,991
		738,255
	Gas Utilities - 3.07%
19,970	AGL Resources, Inc.	690,563
23,050	New Jersey Resources Corp. (b)	752,582
14,610	Northwest Natural Gas Co. (b)	675,859
30,690	UGI Corp. (b)	881,110
		3,000,114
	Health Care Providers & Services - 2.62%
176,310	Assisted Living Concepts, Inc. (a)(b)	969,705
15,546	Magellan Health Services, Inc. (a)(b)	575,668
16,063	Universal Health Services, Inc.	1,015,503
		2,560,876
	Hotels, Restaurants & Leisure - 3.47%
50,080	Boyd Gaming Corp. (b)	629,005
9,751	CEC Entertainment, Inc. (a)(b)	273,125
12,360	Penn National Gaming, Inc. (a)	397,374
116,070	Triarc Companies, Inc. (b)	734,723
31,590	Vail Resorts, Inc. (a)(b)	1,353,000
		3,387,227
	Household Durables - 0.42%
19,241	Lennar Corp. (b)	237,434
52,465	Standard-Pacific Corp. (b)	177,332
		414,766
	Insurance - 7.23%
22,878	American Financial Group, Inc.	611,987
12,740	Arch Capital Group Ltd. (a)	844,917
11,270	Assurant, Inc. (b)	743,369
16,284	Fidelity National Financial, Inc. (b)	205,178
20,770	The Hanover Insurance Group, Inc. (b)	882,725
35,200	LandAmerica Financial Group, Inc. (b)	781,088
107,900	Old Republic International Corp. (b)	1,277,536
4,000	White Mountains Insurance Group Ltd.	1,716,000
		7,062,800
	Life Sciences Tools & Supplies - 0.89%
31,370	PerkinElmer, Inc.	873,654
	Machinery - 1.37%
6,736	Actuant Corp. (b)	211,174
4,870	AGCO Corp. (a)(b)	255,237
22,030	Pall Corp.	874,150
		1,340,561
	Media - 1.66%
22,230	Cinemark Holdings, Inc. (b)	290,324
51,460	Discovery Holding Co. (a)	1,130,062
28,160	Entercom Communications Corp. (b)	197,683
		1,618,069
	Metals & Mining - 0.11%
916	Schnitzer Steel Industries, Inc. (a)	104,974
	Multi-Utilities - 3.60%
425,270	Aquila, Inc. (a)	1,603,268
21,040	Oneok, Inc.	1,027,383
28,470	Vectren Corp. (b)	888,549
		3,519,200
	Oil & Gas - 13.74%
10,026	BPZ Resources, Inc. (a)(b)	294,764
10,720	Carrizo Oil & Gas, Inc. (a)(b)	729,925
47,750	CNX Gas Corp. (a)	2,007,410
22,590	Comstock Resources, Inc. (a)	1,907,274
10,554	Frontier Oil Corp. (b)	252,346
8,904	Holly Corp. (b)	328,736
19,600	Overseas Shipholding Group, Inc. (b)	1,558,592
9,603	PetroQuest Energy, Inc. (a)(b)	258,321
20,170	Pioneer Natural Resources Co. (b)	1,578,907
24,190	Plains All American Pipeline, L.P.	1,091,211
20,830	Plains Exploration & Production Co. (a)(b)	1,519,965
34,830	Quicksilver Resources, Inc. (a)	1,345,831
13,870	Rex Energy Corporation (a)	366,168
1,790	Whiting Petroleum Corp. (a)(b)	189,883
		13,429,333
	Paper & Forest Products - 0.75%
86,390	Louisiana-Pacific Corp. (b)	733,451
	Pharmaceuticals - 1.78%
28,360	Endo Pharmaceuticals Holdings Inc. (a)(b)	686,029
19,198	Sciele Pharma, Inc. (b)	371,481
25,060	Watson Pharmaceuticals, Inc. (a)(b)	680,880
		1,738,390
	Road & Rail - 0.11%
3,605	Old Dominion Freight Line (a)	108,222
	Semiconductor & Semiconductor Equipment - 3.07%
22,960	Advanced Energy Industries, Inc. (a)(b)	314,552
349,670	Atmel Corp. (a)	1,216,851
16,960	Cypress Semiconductor Corp. (a)(b)	419,760
20,370	Diodes, Inc. (a)(b)	563,027
48,471	Integrated Device Technology, Inc. (a)(b)	481,802
		2,995,992
	Software - 1.46%
39,250	Parametric Technology Corp. (a)	654,297
26,300	Sybase, Inc. (a)(b)	773,746
		1,428,043
	Specialty Retail - 0.65%
13,000	AnnTaylor Stores Corp. (a)(b)	311,480
23,770	Brown Shoe Co., Inc. (b)	322,083
		633,563
	Textiles, Apparel & Luxury Goods - 0.19%
5,003	Phillips-Van Heusen Corp. (b)	183,210
	Thrifts & Mortgage Finance - 6.28%
38,950	Capitol Federal Financial (b)	1,464,910
24,020	Dime Community Bancshares (b)	396,570
11,360	FirstFed Financial Corp. (a)(b)	91,334
86,100	Hudson City Bancorp, Inc.	1,436,148
88,593	New York Community Bancorp, Inc. (b)	1,580,499
80,430	TFS Financial Corp. (b)	932,184
12,982	Washington Federal, Inc. (b)	234,974
		6,136,619
	Tobacco - 0.57%
7,995	Lorillard, Inc.	552,934

	Total Common Stocks (Cost $92,311,466)	88,713,338

	REAL ESTATE INVESTMENT TRUSTS - 6.98%
	Real Estate Investment Trusts - 6.98%
4,430	Alexandria Real Estate Equities, Inc. (b)	431,216
65,761	Anworth Mortgage Asset Corp. (b)	428,104
37,810	Chimera Investment Corp. (b)	340,668
34,200	DuPont Fabros Technology, Inc.	637,488
10,280	Health Care REIT, Inc. (b)	457,460
72,235	MFA Mortgage Investments, Inc.	470,972
39,900	NorthStar Realty Finance Corp. (b)	331,968
43,000	Plum Creek Timber Co., Inc. (b)	1,836,530
29,360	RAIT Investment Trust (b)	217,851
33,510	Realty Income Corp. (b)	762,688
10,930	SL Green Realty Corp. (b)	904,130
		6,819,075

	Total Real Estate Investment Trusts (Cost $7,057,712)	6,819,075

	SHORT TERM INVESTMENTS - 2.31%
	Money Market Funds - 2.31%
2,251,144	Federated Prime Obligations Fund, 2.491% (d)	2,251,144

	Total Short Term Investments (Cost $2,251,144)	2,251,144
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 40.15%
	Commercial Paper - 1.82%
$ 960,323	Sheffield Receivables Corp., 2.560%, 07/16/08 (c)	959,248
823,134	Thunder Bay Funding LLC, 2.591%, 07/15/08 (c)	822,270

	Total Commercial Paper (Cost $1,783,457)	1,781,518

	Corporate Bonds and Notes - 9.05%
2,057,837	Abbey National Trust, 3.379%, 02/13/09	2,059,730
1,920,647	Allstate Life Global Funding, 3.058%, 03/20/09	1,920,647
1,371,890	Bank of Scotland, 2.994%, 05/06/09	1,368,515
1,783,458	Barclays Bank, 3.362%, 03/16/09	1,783,065
685,945	Bayerische Landesbank, 2.541%, 08/23/08	685,945
1,028,918	Svenska Handelsbanken, 2.938%, 02/06/09	1,028,301

	Total Corporate Bonds and Notes (Cost $8,848,695)	8,846,203

	Corporate Paydown Securities - 3.55%
1,922,540	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/09 (e)	1,644,573
2,153,086	KKR Pacific West Holding Group Trust, 3.059%, 03/25/09 (e)	1,821,169

	Total Corporate Paydown Securities (Cost $4,075,626)	3,465,742
Shares
	Money Market Funds - 3.60%
1,600,752	AIM Short Term Liguid Asset Fund	1,600,752
1,920,647	Reserve Primary Fund	1,920,647

	Total Money Market Funds (Cost $3,521,399)	3,521,399
Principal Amount
	Principal Cash - 0.01%
$ 5,921	Principal Cash	5,921

	Total Principal Cash (Cost $5,921)	5,921

	Repurchase Agreements - 22.12%
3,429,727	Citigroup Global Repurchase Agreement, 2.550%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $3,508,262, 0.000% to 4.875%, 08/15/08 to 08/15/37)	3,429,727
5,487,562	Greenwich Capital Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $5,597,321, 0.000%,12/01/33 to 04/15/37)	5,487,562
5,144,590	ING Financial Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $5,222,998, 0.000%, 11/01/27 to 04/01/35)	5,144,590
5,144,590	JPMorgan Chase Repurchase Agreement, 2.700%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $5,268,318, 0.000% to 7.500%, 01/15/09 to 09/15/36)	5,144,590
2,400,808	Morgan Stanley Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $2,517,419, 5.500% to 8.000%, 07/25/27 to 04/25/36)	2,400,808

	Total Repurchase Agreements (Cost $21,607,277)	21,607,277

	Total Investments Purchased as Securities Lending Collateral (Cost $39,842,375)	39,228,060

	Total Investments (Cost $141,462,697) - 140.24%	137,011,617
	Liabilities in Excess of Other Assets - (40.24)%	(39,311,418)
	TOTAL NET ASSETS - 100.00%	$97,700,199

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
	the Fund's liquidity guidelines. The market value of these securities total $1,781,518, which represents 1.82% of total net assets.
(d)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2008.
(e)	As of June 30, 2008, the Adviser has fair valied this security. The market value of these securities were $3,465,762, which represent
	3.55% of toal net assets

	The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$141,462,697
	Gross unrealized appreciation	9,740,043
	Gross unrealized depreciation	(14,191,123)
	Net unrealized depreciation	($4,451,080)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 95,532,413	$ -
Level 2 - Other significant observable inputs	38,013,442	-
Level 3 - Significant unobservable inputs	3,465,762	-
Total	$ 137,011,617	$ -

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities	Other Financial Instruments
Balance as of March 31, 2008	$ 1,709,202	$ -
Accrued discounts/premiums*	2,097,530	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(340,970)	-
Net purchases (sales)	-	-
Transfers in and/or out of Level 3	-	-
Balance as of June 30, 2008	$ 3,465,762	$ -

*Includes change in allocation of securities lending collateral pool.

Schedule of Investments
June 30, 2008
AssetMark International Equity Fund
(Unaudited)

Shares		Value
	COMMON STOCKS - 98.30%
	Australia - 6.20%
2,025,000	AXA Asia Pacific Holdings	$9,079,492
110,400	BHP Billiton Ltd.	4,698,672
2,900,000	Boart Longyear Group	6,200,979
922,100	Foster's Group Ltd.	4,482,744
110,950	Leighton Holdings	5,402,693
1,580,000	Telstra Corp.	6,420,143
120,800	Worleyparsons Ltd	4,377,019
		40,661,742
	Austria - 0.76%
75,951	Wiener Staedtische Allgemeine Versicher AG	5,004,744
	Brazil - 1.44%
99,100	Companhia de Saneamento Basico	1,834,132
107,800	Petroleo Brasileiro SA - ADR	7,635,474
		9,469,606
	Canada - 2.80%
70,600	Novatek OAO GDR (a)	6,103,845
27,330	Potash Corp of Saskatchewan	6,246,818
51,220	Research In Motion Ltd. (a)	5,987,618
		18,338,281
	Cyprus - 0.32%
359,271	Prosafe Production (a)	2,080,911
	Denmark - 2.32%
68,700	Carlsberg	6,617,854
131,150	Novo Nordisk A/S	8,633,672
		15,251,526
	Finland - 1.21%
198,000	Nokia Corporation - ADR (b)	4,851,000
125,250	Nokia OYJ	3,061,480
		7,912,480
	France - 9.51%
36,570	Alstom SA	8,385,729
166,250	AXA - ADR (b)	4,891,075
89,500	BNP Paribas SA	8,056,536
65,000	Lafarge SA	9,911,697
47,100	LVMH Moet Hennessy Louis Vuitton SA	4,913,334
52,200	PPR SA	5,762,502
157,800	Rhodia SA (a)	2,887,149
94,200	Suez SA	6,385,600
32,000	Vallourec	11,191,383
		62,385,005
	Germany - 8.96%
125,450	Bayer AG	10,531,476
278,200	Deutsche Telekom AG	4,568,539
26,290	E.ON AG	5,296,129
122,400	Fresenius AG	10,615,788
59,200	Linde AG	8,322,723
50,400	RWE AG	6,341,107
102,550	SAP AG	5,347,849
70,500	Siemens AG	7,771,325
		58,794,936
	Greece - 3.58%
299,000	Hellenic Exchanges SA	3,773,810
281,628	National Bank of Greece SA	12,675,218
200,400	OPAP SA	7,011,790
		23,460,818
	Hong Kong - 1.76%
417,578	Esprit Holdings Ltd.	4,348,035
4,843,000	Industrial & Commercial Bank of China, Ltd.	3,311,288
124,800	Jardine Matheson Holdings Ltd.	3,878,386
		11,537,709
	Israel - 0.97%
139,500	Teva Pharmaceutical Industries, Ltd. - ADR (b)	6,389,100
	Italy - 3.43%
969,500	Banca Intesa SpA	5,511,469
175,250	Saipem SpA	8,190,793
1,442,000	Unicredito Italiano SpA	8,771,489
		22,473,751
	Japan - 17.74%
204,600	Aeon Co., Ltd.	2,532,669
829,600	Asahi Kasei Corp.	4,349,509
70,300	Daikin Industries Ltd.	3,554,568
549,000	Daiwa Securities Group, Inc.	5,048,491
666	East Japan Railway	5,424,777
830,400	The Fuji Fire & Marine Insurance Company Ltd.	2,215,777
259,500	Komatsu Ltd.	7,246,832
455,700	Mitsubishi Tokyo Financial Group, Inc.	4,027,224
527,300	Mitsui & Co. Ltd.	11,638,085
35,200	Nidec Corporation	2,344,648
49,070	Nintendo Co. Ltd.	27,826,295
739,900	NSK Ltd.	6,483,028
89,200	Shin-Etsu Chemical Co. Ltd.	5,535,312
103,200	Sony Corp.	4,523,635
1,660,400	Sumitomo Metal Industries Ltd.	7,310,424
311,200	TAIYO NIPPON SANSO CORPORATION	2,596,560
784,000	Toshiba Corp.	5,783,991
40,800	Toyota Motor Corp.	1,925,924
28,200	Toyota Motor Corp. - ADR (a)(b)	2,650,800
47,560	Yamada Denki Co. Ltd.	3,388,567
		116,407,116
	Luxembourg - 1.82%
121,250	ArcelorMittal	11,919,613
	New Zealand - 0.18%
238,502	Fletcher Building Limited	1,153,616
	Norway - 0.54%
359,271	Prosafe ASA (a)	3,556,960
	Republic of Korea (South) - 0.83%
18,650	Samsung Electronic	5,464,695
	Russian Federation - 2.75%
253,000	OAO Gazprom - ADR (a)(b)	14,674,000
113,150	Vimpel-Communications - ADR (b)	3,358,292
		18,032,292
	Singapore - 0.69%
326,000	DBS Group Holdings Ltd.	4,535,628
	Spain - 4.50%
644,950	Banco Santander Central Hispano SA	11,766,554
90,850	Gamesa Corporación Tecnológica SA	4,447,731
482,500	Iberdrola SA (a)	6,428,751
259,200	Telefonica SA	6,859,424
		29,502,460
	Sweden - 1.91%
83,100	Hennes & Mauritz AB	4,483,269
88,700	Sandvik AB - ADR	1,216,512
266,700	Sandvik AB	3,623,524
204,100	SKF AB - B Shares	3,180,930
		12,504,235
	Switzerland - 6.57%
67,750	Julius Baer Holding Ltd.	4,543,517
323,900	Nestle SA	14,596,447
60,500	Roche Holding AG	10,876,225
83,850	Roche Holding Ltd. - ADR (b)	7,573,332
17,100	Syngenta AG	5,539,934
		43,129,455
	United Kingdom - 17.51%
163,800	3i Group plc	2,679,451
387,200	BAE Systems Plc	3,398,571
608,250	BG Group Plc	15,806,861
304,000	BHP Billiton Plc	11,658,395
877,900	BP PLC	10,175,369
243,840	Cadbury Plc	3,058,597
259,700	HSBC Holdings PLC	3,998,736
71,950	Lonmin Plc	4,540,478
375,100	Prudential Plc	3,956,455
77,050	Reckitt Benckiser Group Plc	3,891,640
475,500	Reed Elsevier	5,418,554
484,600	Renovo Group PLC (a)	380,026
50,250	Rio Tinto Plc	6,051,452
115,050	Standard Chartered PLC	3,258,150
1,176,200	Tesco PLC	8,603,079
470,000	Unilever PLC	13,353,565
4,979,000	Vodafone Group PLC	14,669,678
		114,899,057

	Total Common Stocks (Cost $627,406,890)	644,865,736

	PREFERRED STOCKS - 0.77%
	Brazil - 0.77%
87,900	Petroleo Brasileiro SA	5,093,805

	Total Preferred Stocks (Cost $5,188,451)	5,093,805

	SHORT TERM INVESTMENTS - 0.80%
	Money Market Funds - 0.80%
5,250,760	Federated Prime Obligations Fund, 2.491% (d)	5,250,760

	Total Short Term Investments (Cost $5,250,760)	5,250,760
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 2.73%
	Commercial Paper - 0.12%
$ 439,066	Sheffield Receivables Corp., 2.560%, 07/16/08 (c)	438,574
376,342	Thunder Bay Funding LLC, 2.591%, 07/15/08 (c)	375,947

	Total Commercial Paper (Cost $815,408)	814,521

	Corporate Bonds and Notes - 0.62%
940,856	Abbey National Trust, 3.379%, 02/13/09	941,721
878,132	Allstate Life Global Funding, 3.058%, 03/20/09	878,132
627,237	Bank of Scotland, 2.994%, 05/06/09	625,694
815,408	Barclays Bank, 3.362%, 03/16/09	815,229
313,619	Bayerische Landesbank, 2.541%, 08/23/08	313,619
470,428	Svenska Handelsbanken, 2.938%, 02/06/09	470,146

	Total Corporate Bonds and Notes (Cost $4,045,680)	4,044,541

	Corporate Paydown Securities - 0.23%
878,998	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/09 (e)	728,896
984,405	KKR Pacific West Holding Group Trust, 3.059%, 03/25/09 (e)	805,170

	Total Corporate Paydown Securities (Cost $1,863,403)	1,534,066
Shares
	Money Market Funds - 0.25%
731,875	AIM Short Term Liguid Asset Fund	731,875
878,132	Reserve Primary Fund	878,132

	Total Money Market Funds (Cost $1,610,007)	1,610,007
Principal Amount
	Principal Cash - 0.00%
$ 2,707	Principal Cash	2,707

	Total Principal Cash (Cost $2,707)	2,707

	Repurchase Agreements - 1.51%
1,568,093	Citigroup Global Repurchase Agreement, 2.550%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $1,604,000, 0.000% to 4.875%, 08/15/08 to 08/15/37)	1,568,093
2,508,949	Greenwich Capital Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $2,559,131, 0.000%,12/01/33 to 04/15/37)	2,508,949
2,352,140	ING Financial Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $2,387,988, 0.000%, 11/01/27 to 04/01/35)	2,352,140
2,352,140	JPMorgan Chase Repurchase Agreement, 2.700%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $2,408,709, 0.000% to 7.500%, 01/15/09 to 09/15/36)	2,352,140
1,097,665	Morgan Stanley Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $1,150,980, 5.500% to 8.000%, 07/25/27 to 04/25/36)	1,097,665

	Total Repurchase Agreements (Cost $9,878,987)	9,878,987

	Total Investments Purchased as Securities Lending Collateral (Cost $18,216,192)	17,884,829

	Total Investments (Cost $656,062,293) - 102.60%	673,095,130
	Liabilities in Excess of Other Assets - (2.60)%	(17,062,436)
	TOTAL NET ASSETS - 100.00%	$656,032,694

Percentages are stated as a percent of net assets.
ADR		American Depositary Receipt
(a)		Non-income producing.
(b)		All or a portion of this security is on loan.
(c)		Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
		the Fund's liquidity guidelines. The market value of these securities total $814,521, which represents 0.12% of total net assets.
(d)		Variable Rate Security. The rate shown is the rate in effect on June 30, 2008.
(e)		As of June 30, 2008, the Adviser has fair valied this security. The market value of these securities were $1,534,066, which represent
		0.23% of toal net assets

		The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

		Cost of investments	$656,062,293
		Gross unrealized appreciation	70,455,729
		Gross unrealized depreciation	(53,422,892)
		Net unrealized appreciation	$17,032,837

	*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
		previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
		in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 72,401,958	$ —
Level 2 - Other significant observable inputs	599,159,106	—
Level 3 - Significant unobservable inputs	1,534,066	—
Total	$ 673,095,130	$ —

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities	Other Financial Instruments
Balance as of March 31, 2008	$ 1,697,966	$ —
Accrued discounts/premiums*	20,224	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(184,124)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of June 30, 2008	$ 1,534,066	$ —

*Includes change in allocation of securities lending collateral pool.

Schedule of Investments
June 30, 2008
AssetMark Real Estate Securities Fund
(Unaudited)

Shares		Value
	COMMON STOCKS - 0.93%
	Diversified - 0.18%
2,500	Forest City Enterprises, Inc.	$80,550
	Office Property - 0.75%
18,850	Brookfield Properties Co.	335,342

	Total Common Stocks (Cost $482,968)	415,892

	REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS - 98.00%
	Apartments - 16.31%
21,135	AvalonBay Communities, Inc. (b)	1,884,397
27,012	BRE Properties, Inc. (b)	1,169,079
45,132	Equity Residential (b)	1,727,202
15,059	Essex Property Trust, Inc. (b)	1,603,783
5,100	Post Properties, Inc. (b)	151,725
34,975	UDR, Inc. (b)	782,741
		7,318,927
	Diversified - 10.66%
900	Alexander's, Inc. (a)	279,540
29,870	Digital Realty Trust, Inc. (b)	1,221,982
5,930	Entertainment Properties Trust (b)	293,179
5,985	Liberty Property Trust	198,403
8,600	Mission West Properties	94,256
28,594	Vornado Realty Trust (b)	2,516,272
6,000	Washington Real Estate Investment Trust	180,300
		4,783,932
	Health Care - 5.90%
29,450	HCP, Inc. (b)	936,805
18,870	Health Care REIT, Inc. (b)	839,715
20,465	Ventas, Inc. (b)	871,195
		2,647,715
	Hotels & Motels - 2.82%
24,140	Diamondrock Hospitality Co. (b)	262,885
57,470	Host Hotels & Resorts, Inc. (b)	784,465
4,740	LaSalle Hotel Properties (b)	119,116
5,800	Sunstone Hotel Investors, Inc.	96,280
		1,262,746
	Office Property - 18.93%
16,826	Alexandria Real Estate Equities, Inc. (b)	1,637,843
4,400	BioMed Realty Trust, Inc. (b)	107,932
23,798	Boston Properties, Inc. (b)	2,147,055
9,359	Brandywine Realty Trust (b)	147,498
31,790	Corporate Office Properties Trust (b)	1,091,351
38,970	Douglas Emmett, Inc. (b)	856,171
5,100	Highwoods Properties, Inc. (b)	160,242
9,847	Kilroy Realty Corp. (b)	463,104
8,300	Kilroy Realty Corp.	190,734
4,006	Mack-Cali Realty Corp. (b)	136,885
3,900	Maguire Properties, Inc. (b)	47,463
18,211	SL Green Realty Corp. (b)	1,506,414
		8,492,692
	Regional Malls - 19.31%
850	CBL & Associates Properties, Inc.	19,414
65,648	General Growth Properties, Inc. (b)	2,299,649
27,064	The Macerich Co. (b)	1,681,486
44,685	Simon Property Group, Inc. (b)	4,016,735
13,300	Taubman Centers, Inc.	647,045
		8,664,329
	Shopping Centers - 10.99%
15,750	Developers Diversified Realty Corp. (b)	546,682
20,064	Federal Realty Investment Trust (b)	1,384,416
28,102	Kimco Realty Corp. (b)	970,081
19,949	Regency Centers Corp.	1,179,385
6,000	Saul Centers, Inc.	281,940
15,790	Tanger Factory Outlet Centers, Inc. (b)	567,335
		4,929,839
	Storage - 2.90%
35,060	Extra Space Storage, Inc. (b)	538,521
9,430	Public Storage, Inc. (b)	761,850
		1,300,371
	Warehouse/Industrial - 10.18%
26,684	AMB Property Corp. (b)	1,344,340
35,230	DCT Industrial Trust, Inc. (b)	291,705
5,000	EastGroup Properties, Inc. (b)	214,500
49,981	ProLogis (b)	2,716,467
		4,567,012

	Total Real Estate Investment Trusts, Common Stocks (Cost $31,309,690)	43,967,563

	REAL ESTATE INVESTMENT TRUSTS, PREFERRED STOCKS - 1.07%
	Diversified - 0.48%
11,200	Vornado Realty Trust	217,392
	Office Property - 0.59%
12,000	Corporate Office Properties Trust	263,640

	Total Real Estate Investment Trusts, Preferred Stocks (Cost $527,632)	481,032

	SHORT TERM INVESTMENTS - 0.78%
	Money Market Funds - 0.78%
351,213	Federated Prime Obligations Fund, 2.491% (d)	351,213

	Total Short Term Investments (Cost $351,213)	351,213
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 38.67%
	Commercial Paper - 1.76%
$ 424,944	Sheffield Receivables Corp., 2.560%, 07/16/08 (c)	424,469
364,238	Thunder Bay Funding LLC, 2.591%, 07/15/08 (c)	363,856

	Total Commercial Paper (Cost $789,182)	788,325

	Corporate Bonds and Notes - 8.72%
910,595	Abbey National Trust, 3.379%, 02/13/09	911,433
849,889	Allstate Life Global Funding, 3.058%, 03/20/09	849,889
607,063	Bank of Scotland, 2.994%, 05/06/09	605,569
789,183	Barclays Bank, 3.362%, 03/16/09	789,009
303,532	Bayerische Landesbank, 2.541%, 08/23/08	303,532
455,298	Svenska Handelsbanken, 2.938%, 02/06/09	455,024

	Total Corporate Bonds and Notes (Cost $3,915,560)	3,914,456

	Corporate Paydown Securities - 3.41%
850,727	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/09 (e)	725,428
952,744	KKR Pacific West Holding Group Trust, 3.059%, 03/25/09 (e)	803,126

	Total Corporate Paydown Securities (Cost $1,803,471)	1,528,554
Shares
	Money Market Funds - 3.47%
708,335	AIM Short Term Liguid Asset Fund	708,335
849,889	Reserve Primary Fund	849,889

	Total Money Market Funds (Cost $1,558,224)	1,558,224
Principal Amount
	Principal Cash - 0.00%
$ 2,620	Principal Cash	2,620

	Total Principal Cash (Cost $2,620)	2,620

	Repurchase Agreements - 21.31%
1,517,658	Citigroup Global Repurchase Agreement, 2.550%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $1,552,411, 0.000% to 4.875%, 08/15/08 to 08/15/37)	1,517,658
2,428,254	Greenwich Capital Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $2,476,822, 0.000%,12/01/33 to 04/15/37)	2,428,254
2,276,488	ING Financial Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $2,311,184, 0.000%, 11/01/27 to 04/01/35)	2,276,488
2,276,488	JPMorgan Chase Repurchase Agreement, 2.700%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $2,331,238, 0.000% to 7.500%, 01/15/09 to 09/15/36)	2,276,488
1,062,361	Morgan Stanley Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $1,113,962, 5.500% to 8.000%, 07/25/27 to 04/25/36)	1,062,361

	Total Repurchase Agreements (Cost $9,561,249)	9,561,249

	Total Investments Purchased as Securities Lending Collateral (Cost $17,630,306)	17,353,428

	Total Investments (Cost $50,301,809) - 139.45%	62,569,128
	Liabilities in Excess of Other Assets - (39.45)%	(17,701,885)
	TOTAL NET ASSETS - 100.00%	$44,867,243

Percentages are stated as a percent of net assets.
(a)		Non-income producing.
(b)		All or a portion of this security is on loan.
(c)		Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
		the Fund's liquidity guidelines. The market value of these securities total $788,325, which represents 1.76% of total net assets.
(d)		Variable Rate Security. The rate shown is the rate in effect on June 30, 2008.
(e)		As of June 30, 2008, the Adviser has fair valied this security. The market value of these securities were $1,528,554, which represent
		3.41% of toal net assets

		The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

		Cost of investments	$50,301,809
		Gross unrealized appreciation	13,362,856
		Gross unrealized depreciation	(1,095,537)
		Net unrealized appreciation	$12,267,319

	*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
		previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
		in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 44,864,487	$ —
Level 2 - Other significant observable inputs	16,176,087	—
Level 3 - Significant unobservable inputs	1,528,554	—
Total	$ 62,569,128	$ —

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities	Other Financial Instruments
Balance as of March 31, 2008	$ 2,138,373	$ —
Accrued discounts/premiums*	(456,120)	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(153,699)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of June 30, 2008	$ 1,528,554	$ —

*Includes change in allocation of securities lending collateral pool.

Schedule of Investments
June 30, 2008
AssetMark Tax Exempt Fixed Income Fund
(Unaudited)

Principal
Amount		Value
	MUNICIPAL BONDS - 98.47%
	Alabama - 0.83%
$ 1,000,000	Jefferson County Schools, Revenue Bond, FSA Insured,
	5.500%, 01/01/2021	$999,100
1,000,000	Mobile Industrial Development Board Pollution Control, Revenue Bond,
	4.880%, 06/01/2034	1,019,100
		2,018,200
	Arizona - 3.06%
135,000	Maricopa County Elementary School District, Refunding, GO, FSA Insured,
	5.000%, 07/01/2012	143,160
970,000	Maricopa County Industrial Development Authority Senior Living Facilities, Refunding, Revenue Bond,
	3.650%, 09/15/2035	976,780
1,000,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond,
	5.000%, 07/01/2020	1,053,280
	Pinal County Industrial Development Authority Correctional Facilities, Revenue Bond, ACA Insured,
750,000	5.250%, 10/01/2014	752,310
1,000,000	5.250%, 10/01/2015	998,130
1,000,000	Pinal County, CP,
	5.000%, 12/01/2029	968,030
1,500,000	Salt River Project, Series A, Revenue Bond,
	5.000%, 01/01/2021	1,590,750
1,000,000	Scottsdale Industrial Development Authority, Refunding, Revenue Bond,
	5.000%, 09/01/2008	1,003,530
		7,485,970
	California - 6.13%
1,000,000	California Communities Development Authority, Revenue Bond,
	5.500%, 07/01/2037	870,230
3,600,000	California Communities Development Authority, Series C, Revenue Bond,
	3.850%, 11/01/2029	3,624,624
600,000	California Statewide Community Development Authority, Series A, Revenue Bond, ACA Insured,
	5.630%, 08/01/2034	543,468
	California, GO,
400,000	5.000%, 08/01/2014	426,268
1,255,000	5.000%, 02/01/2020	1,281,305
1,000,000	5.000%, 06/01/2031	994,560
735,000	California, Refunding, GO,
	5.000%, 11/01/2021	757,050
2,970,000	Golden West Schools Funding Authority, Refunding, GO, AMBAC Insured,
	5.500%, 08/01/2019	3,281,375
145,000	Los Angeles Unified School District, Series A, Refunding, GO, FGIC Insured,
	4.250%, 01/01/2028	132,323
500,000	Roseville Westpark Community Facilities, Special Tax,
	5.250%, 09/01/2037	408,670
1,000,000	Sacramento County Sanitation District, Revenue Bond,
	5.000%, 12/01/2036	1,001,900
1,175,000	San Francisco Steinhart Aquarium, Series F, GO,
	5.000%, 06/15/2023	1,206,572
430,000	Santa Ana Unified School District, CP, MBIA Insured,
	5.250%, 04/01/2027	445,828
		14,974,173
	Colorado - 2.49%
870,000	Antelope Heights Metropolitan District, Refunding, GO, Radian Insured,
	5.000%, 12/01/2027	818,409
1,065,000	Colorado Deptartment of Transportation, Revenue Bond,
	5.380%, 06/15/2013	1,153,491
1,115,000	Colorado Health Facilities Authority, Revenue Bond,
	4.500%, 09/15/2008	1,115,468
	Denver City & County Justice System, GO,
1,500,000	5.000%, 08/01/2023	1,578,810
1,000,000	5.000%, 08/01/2024	1,048,380
375,000	El Paso County School District, GO, MBIA & STAID Insured,
	5.000%, 12/01/2027	381,210
		6,095,768
	Connecticut - 0.41%
1,000,000	Connecticut Health & Educational Facilities Authority, Revenue Bond,
	4.700%, 07/01/2029	1,000,720
	Delaware - 0.34%
1,000,000	New Castle County, Revenue Bond,
	5.000%, 09/01/2036	832,970
	District of Columbia - 0.72%
200,000	District of Columbia, Series B, Unrefunded, GO,
	5.500%, 06/01/2009	206,562
1,500,000	Washington D.C. Airport Authority, Refunding, Revenue Bond,
	5.000%, 10/01/2021	1,545,270
		1,751,832
	Florida - 3.13%
315,000	Beacon Lakes Community Development, Series A, Special Assessment,
	6.000%, 05/01/2038	264,153
245,000	Boynton Village Community Development District, Series A, Special Assessment,
	5.750%, 05/01/2037	198,791
2,375,000	Highlands County Health Facilities Authority, Revenue Bond,
	5.000%, 11/15/2029	2,410,031
1,250,000	Miami-Dade County Educational Facilities, Series A, Revenue Bond,
	5.000%, 04/01/2034	1,340,012
645,000	Palm Glades Community Development, Series B, Special Assessment,
	4.850%, 08/01/2011	607,835
1,200,000	Seminole Tribe Special Obligation, Series A, Revenue Bond,
	5.750%, 10/01/2022	1,211,868
625,000	Tolomato Community Development District, Special Assessment,
	6.380%, 05/01/2017	614,813
1,000,000	University of Florida, Revenue Bond, AMBAC Insured,
	5.130%, 09/01/2033	1,004,910
		7,652,413
	Georgia - 2.07%
1,500,000	Atlanta Development Authority, Revenue Bond,
	5.250%, 07/01/2027	1,504,260
1,000,000	Fulton County School District, Refunding, GO,
	5.250%, 01/01/2014	1,085,740
1,500,000	Gainesville Educational Facilities Redevelopment Authority, Refunding, Revenue Bond,
	5.130%, 03/01/2037	1,279,665
1,115,000	Georgia, Series E, GO,
	5.000%, 08/01/2012	1,188,490
		5,058,155
	Hawaii - 0.04%
100,000	Honolulu City & County, Series A, Prefunded, GO,
	6.000%, 01/01/2009	102,073
	Illinois - 9.81%
1,250,000	Chicago Board of Education, Series B, Refunding, GO,
	5.000%, 12/01/2023	1,278,200
100,000	Chicago Metropolitan Water Reclamation District Greater Chicago, Refunding, GO,
	6.050%, 12/01/2009	104,989
75,000	Chicago Park District, Revenue Bond, ACA Insured,
	6.250%, 01/01/2016	78,727
	Chicago Wastewater Transmission, Refunding, Revenue Bond, FGIC Insured,
625,000	5.500%, 01/01/2010	643,969
100,000	5.380%, 01/01/2013	104,977
	Chicago, GO,
2,500,000	5.000%, 12/01/2024	2,560,225
1,000,000	5.000%, 01/01/2026	1,021,670
1,000,000	Cook County, Series C, GO, AMBAC Insured,
	5.000%, 11/15/2025	1,017,190
100,000	Du Page & Cook Counties Community School District, GO, FGIC Insured,
	4.380%, 01/01/2009	101,277
270,000	Illinois Finance Authority Chicago Schools Project, Refunding, Revenue Bond,
	4.500%, 12/01/2008	269,827
1,200,000	Illinois Finance Authority Hospital Sisters Services, Series A, Revenue Bond,
	5.000%, 03/15/2025	1,185,204
450,000	Illinois Finance Authority Resurrection Health Care, Revenue Bond,
	3.750%, 05/15/2020	454,253
1,050,000	Illinois Finance Authority Sherman Health Systems, Refunding, Revenue Bond,
	5.500%, 08/01/2037	976,773
2,000,000	Illinois Finance Authority, Revenue Bond,
	5.000%, 07/01/2022	2,030,400
1,370,000	Illinois Finance Authority, Series A, Revenue Bond,
	5.250%, 10/01/2010	1,425,759
2,500,000	Illinois State Toll Highway Authority, Series A, Revenue Bond, FSA Insured
	5.000%, 01/01/2026	2,710,550
1,000,000	Illinois, Series 1, GO,
	5.380%, 07/01/2013	1,077,060
2,690,000	Lombard Public Facilities, Series B, Revenue,
	5.250%, 01/01/2030	2,679,697
500,000	Northlake, GO, FGIC Insured,
	5.000%, 12/01/2029	496,730
500,000	Regional Transportation Authority, Series B, Revenue Bond, FGIC Insured,
	5.380%, 06/01/2014	537,010
3,030,000	St. Clair County High School District No. 203, Series A, GO, AMBAC Insured,
	5.750%, 12/01/2026	3,219,830
		23,974,317
	Indiana - 4.41%
195,000	Allen County War Memorial, Revenue Bond,
	4.500%, 05/01/2019	194,659
400,000	Anderson Industrial Economic Development, Refunding, Revenue Bond,
	4.500%, 10/01/2008	400,204
1,650,000	Danville School Building, Revenue Bond, FSA Insured,
	5.000%, 07/15/2023	1,705,077
1,000,000	Indiana Health & Educational Facilities Financing Authority, Revenue Bond,
	5.000%, 11/15/2036	967,560
	Indiana Health Facilities Financing Authority, Revenue Bond,
1,000,000	6.000%, 08/01/2008	1,001,580
1,000,000	5.000%, 11/01/2027	1,045,690
	Noblesville Redevelopment Authority, Revenue Bond,
200,000	4.500%, 02/01/2011	204,686
305,000	4.500%, 08/01/2012	313,567
320,000	4.500%, 08/01/2013	328,611
820,000	Portage Economic Development, Revenue Bond,
	5.000%, 07/15/2023	767,258
1,155,000	Sheridan Community School's Building Corporation, Revenue Bond, FSA Insured,
	5.500%, 07/15/2020	1,260,082
1,285,000	Tri-Creek Middle School Building Corporation, Revenue Bond, FSA Insured,
	5.250%, 07/15/2021	1,379,280
1,135,000	Wayne Township Marion County School Building Corp, Revenue Bond, MBIA Insured,
	5.500%, 07/15/2023	1,209,706
		10,777,960
	Iowa - 0.48%
600,000	Iowa Finance Authority Health Facilities, Revenue Bond,
	5.250%, 07/01/2010	599,772
600,000	Iowa Finance Authority Pollution Control, Revenue Bond, FGIC Insured,
	5.000%, 07/01/2014	579,336
		1,179,108
	Kansas - 0.55%
765,000	Labette County Hospital, Series A, Revenue Bond,
	5.750%, 09/01/2029	726,383
720,000	Wyandotte County, Revenue Bond,
	4.880%, 10/01/2028	611,503
		1,337,886
	Kentucky - 0.47%
	Murray Hospital Facilities, Refunding, Revenue Bond,
535,000	4.200%, 08/01/2010	532,566
630,000	4.380%, 08/01/2014	613,097
		1,145,663
	Louisiana - 1.96%
1,000,000	Louisiana Office Facilities Corp., Revenue Bond, AMBAC Insured,
	5.500%, 05/01/2016	1,048,880
1,015,000	Louisiana Offshore Term Authority, Refunding, Revenue Bond,
	5.000%, 10/01/2020	1,007,580
1,305,000	Louisiana Public Facilities Authority, Revenue Bond,
	5.500%, 05/15/2032	1,441,895
1,235,000	Louisiana, Series A, GO,
	5.000%, 10/15/2018	1,285,524
		4,783,879
	Maryland - 0.92%
1,160,000	Maryland Department of Transportation County T Construction, Revenue Bond,
	5.500%, 02/01/2017	1,292,379
	Maryland Health & Higher Education Facilities Authority, Revenue Bond,
750,000	5.200%, 01/01/2024	697,155
245,000	5.000%, 05/15/2048	254,648
		2,244,182
	Massachusetts - 2.33%
900,000	Massachusetts Bay Transportation Authority, Series A, Revenue Bond,
	5.250%, 07/01/2015	984,501
95,000	Massachusetts Bay Transportation Authority, Series C, Revenue Bond,
	5.500%, 03/01/2012	102,079
100,000	Massachusetts Health & Educational Facilities Authority, Revenue Bond,
	5.250%, 07/01/2038	93,547
1,000,000	Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bond,
	5.000%, 07/15/2036	1,017,770
1,000,000	Massachusetts Health & Educational Facilities Authority, Series B, Revenue Bond,
	5.000%, 10/01/2038	1,020,710
1,000,000	Massachusetts Health & Educational Facilities Authority, Series E, Refunding, Revenue Bond,
	5.375%, 07/01/2021	1,022,110
1,250,000	Massachusetts Health & Educational Facilities, Revenue Bond, MBIA Insured,
	5.000%, 07/01/2015	1,313,925
120,000	Massachusetts State Water Resources Authority, Series B, Revenue Bond,
	6.250%, 12/01/2011	132,184
		5,686,826
	Michigan - 1.62%
155,000	Detroit Sewer Disposal, Revenue Bond,
	7.100%, 12/15/2009	161,139
150,000	Dundee Community School District, GO, Q-SBLF Insured,
	5.380%, 05/01/2010	156,610
600,000	Kent Hospital Finance Authority, Series A, Revenue Bond,
	5.500%, 01/15/2047	637,812
800,000	Lansing School District, Refunding, GO, Q-SBLF Insured,
	5.000%, 05/01/2017	843,728
915,000	Michigan Building Authority, Series I, Refunding, Revenue Bond,
	4.750%, 10/15/2025	916,967
765,000	Michigan State Hospital Finance Authority, Refunding, Revenue Bond,
	5.000%, 07/15/2012	786,910
455,000	Michigan State Hospital Finance Authority, Revenue Bond,
	7.130%, 05/01/2009	463,245
		3,966,411
	Minnesota - 1.23%
1,250,000	Hennepin County Sales Tax, Series B, Revenue Bond,
	5.000%, 12/15/2024	1,300,575
295,000	Prior Lake Independent School District, Series A, GO, FGIC Insured,
	4.750%, 02/01/2010	301,198
1,325,000	St. Paul Sewer, Series D, Revenue Bond,
	5.000%, 12/01/2021	1,400,260
		3,002,033
	Missouri - 1.01%
350,000	Cape Girardeau County Industrial Development, Revenue Bond,
	4.250%, 06/01/2009	350,763
1,330,000	St. Joseph Industrial Development Authority, Revenue Bond,
	5.000%, 04/01/2027	1,328,298
800,000	St. Louis County Industrial Development Authority, Series A, Revenue Bond,
	5.000%, 09/01/2008	800,656
		2,479,717
	Montana - 0.67%
1,500,000	Montana Department of Transportation, Revenue Bond, MBIA Insured,
	5.250%, 06/01/2016	1,627,260
	New Hampshire - 0.62%
1,750,000	New Hampshire Health & Education Facilities, Revenue Bond,
	5.250%, 06/01/2036	1,509,865
	New Jersey - 3.30%
600,000	Bergen County School District, Revenue Bond,
	5.000%, 04/01/2032	613,392
700,000	New Jersey Economic Development Authority Cigarette Tax, Revenue Bond,
	5.630%, 06/15/2019	687,925
500,000	New Jersey Economic Development Authority, Revenue Bond, FSA Insured,
	5.000%, 09/01/2020	525,365
125,000	New Jersey Educational Facilities Authority, Refunding, Revenue Bond, ACA-CBI Insured,
	5.380%, 07/01/2012	127,500
1,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bond,
	5.250%, 12/15/2020	1,065,950
3,100,000	New Jersey, Series L, Refunding, GO,
	5.250%, 07/15/2019	3,396,484
1,500,000	New Jersey, Series N, GO,
	5.500%, 07/15/2013	1,638,780
		8,055,396
	New Mexico - 0.45%
1,035,000	University of New Mexico, Refunding, Revenue Bond,
	5.250%, 06/01/2014	1,113,143
	New York - 9.69%
1,000,000	East Rochester Housing Authority Senior Living, Revenue Bond,
	5.500%, 08/01/2033	860,540
1,000,000	Hudson Yards Infrastructure Corporation, Series A, Revenue Bond,
	5.000%, 02/15/2047	946,150
	Metropolitan Transportation Authority, Series A, Revenue Bond,
100,000	5.250%, 04/01/2009	101,247
1,000,000	5.000%, 11/15/2025	1,019,110
1,765,000	Metropolitan Transportation Authority, Series F, Revenue Bond,
	5.000%, 11/15/2014	1,881,649
1,000,000	New York City Industrial Development Agency Queens Baseball Stadium, Revenue Bond,
	4.750%, 01/01/2042	928,960
500,000	New York City Transit Authority, Series A, CP, AMBAC Insured,
	5.630%, 01/01/2012	521,205
1,100,000	New York City Transitional Finance Authority, Series C, Revenue Bond,
	5.000%, 02/01/2022	1,135,585
1,800,000	New York City Water & Sewer Systems Financing Authority, Series DD, Revenue Bond,
	5.000%, 06/15/2039	1,807,632
1,000,000	New York City, GO,
	5.000%, 11/01/2034	1,000,470
1,250,000	New York City, Series A, GO,
	5.000%, 08/01/2020	1,302,737
1,000,000	New York Dormitory Authority, Refunding, Revenue Bond, FGIC Insured,
	5.500%, 07/01/2021	1,103,810
500,000	New York Dormitory Authority, Revenue Bond,
	6.125%, 12/01/2029	496,375
4,850,000	New York Dormitory Authority, Series B, Revenue Bond,
	5.250%, 11/15/2023	5,109,378
500,000	New York Environmental Facilities, Revenue Bond,
	5.500%, 10/15/2027	564,660
1,000,000	New York Thruway Authority Second Generation, Revenue Bond, AMBAC Insured
	5.000%, 04/01/2018	1,048,720
	Sales Tax Asset Receivable Corp., Series A, Revenue Bond,
500,000	5.000%, 10/15/2017	532,365
1,500,000	5.250%, 10/15/2019	1,601,460
650,000	Tobacco Settlement Financing, Revenue Bond,
	5.000%, 06/01/2012	678,080
1,000,000	Tobacco Settlement Financing, Revenue Bond,
	5.250%, 06/01/2021	1,031,340
		23,671,473
	North Carolina - 1.95%
2,500,000	Eastern Municipal Power Agency, Series B, Refunding, Revenue Bond, FGIC Insured,
	6.000%, 01/01/2022	2,589,025
650,000	North Carolina Medical Care Community, Revenue Bond,
	5.600%, 10/01/2036	623,278
1,500,000	North Carolina Municipal Power Agency, Series C, Revenue Bond,
	5.250%, 01/01/2019	1,561,440
		4,773,743
	North Dakota - 0.47%
500,000	Ward County Health Care Facilities, Revenue Bond,
	5.000%, 07/01/2008	500,000
685,000	Williams County Sales Tax, Revenue Bond,
	5.000%, 11/01/2026	639,865
		1,139,865
	Ohio - 2.53%
1,000,000	American Municipal Power, Refunding, Revenue Bond,
	5.250%, 02/15/2023	1,021,910
650,000	Cuyahoga County, Refunding, Revenue Bond,
	6.000%, 01/01/2032	677,248
1,000,000	Ohio Higher Education Facility, Series A, Revenue Bond,
	5.500%, 12/01/2028	980,720
700,000	Ohio Higher Educational Facility Commission, Revenue Bond,
	5.000%, 10/01/2031	673,876
	Ohio, Series A, GO,
1,000,000	5.000%, 09/01/2015	1,081,730
1,385,000	5.000%, 09/01/2016	1,500,620
250,000	Toledo-Lucas County Port Authority, Special Assessment,
	5.380%, 12/01/2035	235,815
		6,171,919
	Oklahoma - 0.39%
1,000,000	Tulsa County Individual Authority Health Care, Revenue Bond,
	5.000%, 12/15/2036	958,980
	Oregon - 1.11%
1,000,000	Clackamas County School District, GO,
	5.000%, 06/15/2021	901,250
1,500,000	Oregon Facilities Authority, Series A, Refunding, Revenue Bond,
	5.500%, 04/01/2027	1,533,930
250,000	Washington County School District, GO, FSA Insured,
	5.500%, 06/15/2019	280,155
		2,715,335
	Pennsylvania - 2.39%
1,250,000	Allegheny County Hospital Development Authority, Series A, Revenue Bond,
	5.000%, 09/01/2014	1,312,725
430,000	Cumberland County Authority, Revenue Bond,
	5.000%, 01/01/2036	355,937
500,000	Erie Higher Education Building Authority, Revenue Bond,
	5.350%, 03/15/2028	485,155
500,000	Lancaster County Hospital Authority, Series A, Refunding, Revenue Bond,
	5.200%, 07/01/2012	501,335
570,000	Pennsylvania State University, Series A, Refunding, Revenue Bond,
	5.000%, 08/15/2025	591,118
1,000,000	Pennsylvania, Refunding, GO,
	5.250%, 02/01/2014	1,084,780
1,000,000	Pennsylvania, Series A, GO,
	5.000%, 08/01/2023	1,045,230
500,000	Philadelphia Hospitals & Higher Education Facilities, Refunding, Revenue Bond,
	5.500%, 07/01/2030	458,845
		5,835,125
	Puerto Rico - 2.21%
1,250,000	Puerto Rico Commonwealth, Series A, GO,
	5.250%, 07/01/2022	1,255,662
	Puerto Rico Commonwealth, Series A, Refunding, GO,
1,000,000	5.500%, 07/01/2017	1,046,920
750,000	5.500%, 07/01/2018	783,412
625,000	Puerto Rico Commonwealth, Series A, Rerefunding, Revenue Bond, Assured Guaranty Inured,
	5.000%, 07/01/2016	661,700
620,000	Puerto Rico Commonwealth, Series B, Prerefunded, Refunding, GO,
	5.250%, 07/01/2032	687,338
380,000	Puerto Rico Commonwealth, Series B, Unrefunded, Refunding, GO,
	5.250%, 07/01/2032	370,884
570,000	Puerto Rico Commonwealth, Series C, Refunding, Revenue Bond, MBIA Insured,
	6.000%, 07/01/2027	602,918
		5,408,834
	South Carolina - 0.26%
500,000	Charleston County Hospital Facilities, Revenue Bond,
	5.500%, 08/15/2013	526,800
100,000	Tobacco Settlement Revenue Management Authority, Series B, Revenue Bond,
	6.380%, 05/15/2030	106,022
		632,822
	South Dakota - 0.20%
465,000	South Dakota Health & Educational Facilities Authority, Revenue Bond,
	5.000%, 11/01/2010	480,968
	Tennessee - 1.05%
300,000	Johnson City Health & Educational Facilities Board, Revenue Bond,
	6.000%, 07/01/2021	322,062
250,000	Knoxville Water, Series P, Revenue Bond,
	5.000%, 03/01/2009	255,077
1,000,000	Memphis-Shelby County Airport Authority Special Facilities, Refunding, Revenue Bond,
	5.050%, 09/01/2012	1,011,520
1,000,000	Sullivan County Health, Educational and Housing Facilities Board, Series C, Revenue Bond,
	5.000%, 09/01/2022	968,380
		2,557,039
	Texas - 17.12%
2,245,000	Cotulla Independent School District, GO, PSF-GTD Insured,
	5.250%, 02/15/2032	2,304,335
500,000	Dallas Area Rapid Transit, Refunding, Revenue Bond,
	5.250%, 12/01/2038	512,885
1,000,000	Dallas, GO,
	5.000%, 02/15/2018	1,008,420
2,740,000	El Paso, GO, MBIA Insured,
	5.000%, 08/15/2024	2,809,075
635,000	Forney Independent School District, GO, PSF-GTD Insured,
	0.000%, 08/15/2025	247,548
145,000	Frisco, GO, FGIC Insured,
	5.880%, 02/15/2010	151,877
630,000	Gregg County Health Facilities, Revenue Bond,
	4.250%, 10/01/2009	629,735
1,300,000	Houston Apartment System, Series B, Refunding, Revenue Bond, FGIC Insured,
	5.000%, 07/01/2032	1,262,846
225,000	Houston, Series A, GO,
	5.000%, 03/01/2021	229,419
1,280,000	La Porte Independent School District, GO,
	5.250%, 02/15/2024	1,345,075
5,000	Lower Colorado River Authority, Series B, Prerefunded, Revenue Bond, FSA Insured,
	6.000%, 05/15/2013	5,183
930,000	Lower Colorado River Authority, Series B, Unrefunded, Revenue Bond, FSA Insured,
	6.000%, 05/15/2013	963,936
1,000,000	Lubbock Educational Facilities Authority, Refunding, Revenue Bond,
	5.250%, 11/01/2037	895,470
	North East Independent School District, Series A, GO, PSF-GTD Insured,
1,500,000	5.000%, 08/01/2018	1,603,770
1,500,000	5.000%, 08/01/2020	1,580,490
2,300,000	North Texas & Dallas Thruway System, Series A, Refunded, Revenue Bond,
	5.380%, 01/01/2016	2,304,416
	North Texas Tollway Authority, Series A, Refunded, Revenue Bond,
700,000	6.000%, 01/01/2019	757,351
1,000,000	5.630%, 01/01/2033	1,003,280
770,000	North Texas Tollway Authority, Series E, Refunding, Revenue Bond,
	5.750%, 01/01/2038	803,279
3,600,000	Round Rock Independent School District, GO, PSF-GTD Insured,
	5.000%, 08/01/2018	3,763,908
2,000,000	San Antonio Electric & Gas, Refunding, Revenue Bond,
	5.380%, 02/01/2015	2,196,400
770,000	San Antonio Electric & Gas, Series A, Prerefunded, Revenue Bond, MBIA Insured,
	5.000%, 02/01/2017	791,845
1,430,000	San Antonio Electric & Gas, Series A, Unrefunded, Revenue Bond, MBIA Insured,
	5.000%, 02/01/2017	1,454,482
70,000	San Antonio Electric & Gas, Unrefunded, Revenue Bond,
	5.500%, 02/01/2013	71,473
1,000,000	San Leanna Educational Facilities, Refunding, Revenue Bond,
	4.750%, 06/01/2032	865,770
1,420,000	Sheldon Independent School District, Refunding, GO, PSF-GTD Insured,
	5.000%, 02/15/2024	1,462,515
185,000	Socorro Independent School District, Prerefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	197,462
15,000	Socorro Independent School District, Unrefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	15,887
2,000,000	Tarrant County Cultural Educational Facilities, Refunding, Revenue Bond,
	5.000%, 02/15/2014	2,088,380
2,500,000	Texas A&M University, Refunding, Revenue Bond,
	5.000%, 05/15/2019	2,666,325
1,875,000	Texas Municipal Gas Acquisition and Supply Corporation, Series B, Revenue Bond,
	2.210%, 12/15/2009	1,837,706
400,000	Texas Public Finance Authority, Refunding, GO,
	5.500%, 10/01/2009	415,800
100,000	Texas State University System, Revenue Bond, FSA Insured,
	5.250%, 03/15/2010	104,086
500,000	Texas Transportation Commission, Revenue Bond,
	5.000%, 04/01/2018	533,515
1,000,000	Texas, GO,
	5.000%, 04/01/2016	1,078,410
400,000	Texas, Series A, GO,
	5.000%, 04/01/2022	416,944
100,000	University of Texas, Revenue Bond,
	5.250%, 08/15/2008	100,170
1,280,000	Victoria, GO, MBIA Insured,
	5.250%, 08/15/2022	1,354,022
		41,833,490
	Virginia - 0.95%
1,000,000	Fairfax County, Series A, Refunding, GO, STAID Insured,
	5.250%, 04/01/2014	1,093,560
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured,
	5.500%, 11/15/2019	1,126,130
100,000	Norfolk, Refunding, GO,
	5.000%, 01/01/2009	101,444
		2,321,134
	Washington - 5.36%
1,000,000	Clark County School District, Refunding, GO, FGIC Insured,
	5.500%, 12/01/2017	1,065,140
2,465,000	Energy Northwest, Series A, Revenue Bond, FSA Insured,
	5.500%, 07/01/2017	2,610,312
2,000,000	Energy Northwest, Series A, Revenue Bond, MBIA Insured,
	5.750%, 07/01/2017	2,150,940
500,000	King County Hospital, Refunding, GO, MBIA Insured,
	5.000%, 12/01/2021	511,000
3,150,000	King County Sewer, Refunding, Revenue Bond, FSA Insured,
	5.250%, 01/01/2011	3,310,587
45,000	King County, Prerefunded, GO,
	5.500%, 12/01/2010	47,812
55,000	King County, Unrefunded, GO,
	5.500%, 12/01/2010	58,371
1,000,000	Port Seattle, Series A, Revenue Bond,
	5.000%, 04/01/2031	1,001,410
30,000	Seattle, Prerefunded, GO,
	5.000%, 07/01/2013	31,894
1,000,000	Skagit County Public Hospital, Revenue Bond,
	5.750%, 12/01/2028	967,310
1,250,000	Washington, Series A, GO,
	5.000%, 07/01/2016	1,348,113
		13,102,889
	Wisconsin - 3.43%
1,350,000	Badger Tobacco Asset Securitization, Revenue Bond,
	5.750%, 06/01/2011	1,376,312
410,000	Badger Tobacco Asset Securitization, Revenue Bond,
	6.130%, 06/01/2027	404,781
1,000,000	Middleton Cross Plains Area School District, Refunding, GO, FSA Insured,
	5.000%, 04/01/2020	1,053,490
2,000,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, MBIA Insured,
	5.500%, 12/15/2026	2,176,840
250,000	Wisconsin Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.250%, 08/15/2024	252,920
400,000	Wisconsin Health & Educational Facilities, Series A, Revenue Bond,
	5.000%, 02/15/2018	399,372
1,150,000	Wisconsin Health & Educational Facilities, Series B, Revenue Bond,
	5.000%, 08/15/2013	1,155,083
1,500,000	Wisconsin, Series A, GO,
	5.000%, 05/01/2011	1,574,865
		8,393,663
	Wyoming - 0.31%
750,000	Wyoming Municipal Power Agency, Series A, Revenue Bond,
	5.500%, 01/01/2028	762,758

	Total Municipal Bonds (Cost $244,551,271)	240,615,957
Shares
	SHORT TERM INVESTMENTS - 1.37%
	Money Market Funds - 1.37%
3,346,421	Fidelity Tax Exempt Portfolio, 1.460% (a)	3,346,421

	Total Short Term Investments (Cost $3,346,421)	3,346,421

	Total Investments (Cost $247,897,692) - 99.84%	243,962,378
	Other Assets in Excess of Liabilities - 0.16%	386,374
	TOTAL NET ASSETS - 100.00%	$244,348,752

Percentages are stated as a percent of net assets.
(a)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2008.

Glossary of Terms
AMBAC	American Municipal Bond Assurance Corp.
ACA	American Capital Access
CBI	Certificate of Bond Insurance
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Corp.
FSA	Federal Housing Authority/Agency
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan
STAID	State Aid Withholding

	The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$247,897,692
	Gross unrealized appreciation	1,279,651
	Gross unrealized depreciation	(5,214,965)
	Net unrealized depreciation	($3,935,314)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ -	$ -
Level 2 - Other significant observable inputs	243,962,378	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 243,962,378	$ -

Schedule of Investments
June 30, 2008
AssetMark Core Plus Fixed Income Fund
(Unaudited)

Shares		Value
	CONVERTIBLE PREFERRED STOCKS - 0.03%
	Automobiles - 0.03%
12,000	General Motors Corporation	$159,120
1,800	General Motors Corporation	24,660
		183,780

	Total Convertible Preferred Stocks (Cost $304,161)	183,780

	PREFERRED STOCKS - 0.39%
	Banks - 0.10%
	HSBC Capital Funding LP
800,000	4.610%, 12/31/2049 (Callable at $100.00 on 06/27/2013) (a)(c)(e)	707,311
	Consumer Finance - 0.02%
12,000	Corts Trust for Ford Motor Company	168,000
	Thrifts & Mortgage Finance - 0.27%
44,650	FHLMC, 8.375% (b)	1,084,995
1,300	FNMA, 7.000% (e)(b)	61,628
32,350	FNMA, 8.250%	742,433
		1,889,056

	Total Preferred Stocks (Cost $2,948,922)	2,764,367
Principal
Amount
	ASSET BACKED SECURITIES - 4.45%
	Accredited Mortgage Loan Trust
$ 746,676	Series 2005-3, 2.723%, 09/25/2035	715,237
	Citibank Credit Card Insurance Trust
6,750,000	Series 2006-A4, 5.450%, 05/10/2013	6,916,811
	Conseco Finance Securitizations Corp.
91,336	Series 2000-4, 8.310%, 04/01/2031	68,996
	Countrywide Asset-Backed Certificates
342,752	Series 2005-4, 4.460%, 09/25/2032	328,527
	Countrywide Home Equity Loan Trust
289,282	Series 2004-R, 2.631%, 03/15/2030	175,373
392,914	Series 2004-N, 2.660%, 02/15/2034	238,703
441,006	Series 2004-O, 2.660%, 02/15/2034	340,989
461,496	Series 2005-F, 2.711%, 12/15/2035	272,405
	Delta Air Lines, Inc.
389,136	Pool #081022, 6.821%, 02/10/2024	329,773
	GMAC Mortgage, LLC
2,703,580	Series FLT, 3.233%, 02/25/2031 (c)	2,153,942
865,199	Series 2007-HE3, 7.000%, 09/25/2037	682,443
	Home Equity Loan Trust
258,742	Series 2005-HS1, 2.603%, 07/25/2020	251,007
	Household Home Equity Loan Trust
1,967,405	Series 2007-3, 3.682%, 11/20/2036	1,660,922
	IndyMac Mortgage Loan Trust
740,035	Series 2005-AR16IP, 2.781%, 07/25/2045	583,531
	JetBlue Airways Corporation
767,353	Series 2004-2, G-1, 3.051%, 02/15/2018 (e)	640,995
900,000	Series 2004-2, G-2, 3.126%, 05/15/2018 (e)	673,018
	Morgan Stanley
983,723	Series M-1, 3.503%, 10/25/2033	832,815
	Nelnet, Inc.
530,000	Series 2008-4, 4.100%, 04/25/2024	524,694
	New Valley Generation
3,168,930	Series 2000-1, 7.300%, 03/15/2019	3,582,797
7,590,324	Series 2001-1, 5.570%, 05/01/2020	7,766,579
	Residential Asset Mortgage Products, Inc.
194,849	Series FLT, 2.963%, 03/25/2034	154,470
	Washington Mutual
1,620,000	Series 2006-A3, 2.850%, 09/15/2013 (c)	1,526,866
1,176,126	Series 2005-AR8, 2.773%, 07/25/2045 (e)	946,444

	Total Asset Backed Securities (Cost $33,649,278)	31,367,337

	AUCTION RATE SECURITIES - 0.30%

	Mississippi Development Bank
400,000	4.090%, 03/01/2023	400,000
	Phoenix Arizona Civic Impact Corp. Wastewater System
1,700,000	7.000%, 07/01/2023	1,700,000

	Total Auction Rate Securities (Cost $2,100,000)	2,100,000

	COLLATERALIZED MORTGAGE OBLIGATIONS - 2.56%
	Bank of America Corporation
716,514	Series 2005-B, 5.103%, 04/25/2035	646,547
	Countrywide Home Loans, Inc.
393,517	Series 2005-11, 2.783%, 03/25/2035	331,659
955,862	Series 2005-R1, 2.843%, 03/25/2035 (c)	934,373
548,554	Series 2005-11, 5.924%, 04/25/2035	396,244
	FHLMC
2,406	Series 1647PK, 6.500%, 12/15/2008	2,404
1,589,800	Series 2329, 6.500%, 06/15/2031	1,672,162
890,515	Series 2338, 6.500%, 07/15/2031	935,263
	GSMPS Mortgage Loan Trust
1,096,997	Series 2005-RP1, 2.833%, 01/25/2035 (c)	993,115
	Master Adjustable Rate Mortgages Trust
3,100,000	Series 2004-13, 3.790%, 11/21/2034	2,976,041
	Master Reperforming Loan Trust
519,251	Series 2005-1, 7.000%, 08/25/2034 (c)	513,299
	MLCC Mortgage Investors, Inc.
1,205,974	Series 2005-1, 4.970%, 04/25/2035	1,157,716
	Prime Mortgage Trust
3,833,571	Series 2006-DR1, 5.500%, 05/25/2035 (c)	3,499,677
3,096,747	Series 2006-DR1, 6.000%, 05/25/2035 (c)	2,851,180
	Residential Asset Mortgage Products, Inc.
550,453	Series 2004-SL4, 7.500%, 07/25/2032	537,773
	Structured Adjustable Rate Mortgage Loan
599,467	Series 2004-18, 5.006%, 12/25/2034	564,546

	Total Collateralized Mortgage Obligations (Cost $19,150,965)	18,011,999

	CONVERTIBLE BONDS - 0.01%
	Automobiles - 0.01%
	Ford Motor Company
80,000	4.250%, 12/15/2036	58,600

	Total Convertible Bonds (Cost $80,000)	58,600

	CORPORATE BONDS - 25.69%
	Aerospace & Defense - 0.01%
	DRS Technologies, Inc.
55,000	6.630%, 02/01/2016	56,100
	Airlines - 0.06%
	International Lease Finance Corp.
475,000	4.950%, 02/01/2011	450,027
	Auto Components - 0.05%
	The Goodyear Tire & Rubber Company
250,000	9.000%, 07/01/2015	250,625
	Visteon Corp.
33,000	8.250%, 08/01/2010 (b)	29,535
82,000	12.250%, 12/31/2016 (c)	66,010
		346,170
	Automobiles - 0.43%
	Bombardier, Inc.
375,000	7.250%, 11/15/2016 (Acquired 05/15/2007, Cost $481,745) (d)	565,328
	DaimlerChrysler N.A.
150,000	7.200%, 09/01/2009	154,327
260,000	5.880%, 03/15/2011	263,507
	Ford Motor Company
670,000	7.450%, 07/16/2031 (b)	393,625
	General Motors Corporation
2,420,000	8.250%, 07/15/2023	1,421,750
250,000	8.380%, 07/05/2033	213,243
30,000	8.380%, 07/15/2033 (b)	17,925
		3,029,705
	Banks - 3.82%
	AIFUL Corporation
300,000	5.000%, 08/10/2010 (c)	267,001
	ANZ Capital Trust
750,000	5.360%, 12/15/2049 (Callable at $100.00 on 12/15/2013) (c)	682,952
	BAC Capital Trust
30,000	5.630%, 03/15/2043	23,428
	Barclay's Bank PLC
1,000,000	9.470%, 05/19/2015 (Credit linked to Republic of Brazil Treasury Security) (c)(j)	1,004,714
	Countrywide Financial Corp.
220,000	5.500%, 01/05/2009 (e)	215,723
	Glitnir Bank Hf
370,000	6.330%, 07/28/2011 (c)	300,303
760,000	6.690%, 06/15/2016 (Callable at $100.00 on 06/15/2011) (c)	489,022
	Greenpoint Bank
375,000	9.250%, 10/01/2010	397,545
	HBOS Capital Funding LP
700,000	6.070%, 06/01/2049 (Callable at $100.00 on 06/30/2014) (c)(e)	605,940
	HSBC Finance Corp.
685,000	4.130%, 11/16/2009	680,685
	ICICI Bank Ltd.
340,000	6.380%, 04/30/2022	307,810
354,000	6.380%, 04/30/2022 (c)	317,760
	ING Capital Funding TR III
1,075,000	8.440%, 12/31/2010 (e)	1,086,780
	Inter-American Development Bank
4,000,000	0.500%, 05/29/2014	3,182,228
	Kaupthing Bank Hf
130,000	5.750%, 10/04/2011 (c)	105,320
1,990,000	7.630%, 02/28/2015 (c)	1,569,919
250,000	7.130%, 05/19/2016 (c)	176,415
	Landsbanki Islands Hf
1,080,000	6.100%, 08/25/2011 (c)	952,811
	PNC Bank N.A.
650,000	6.880%, 04/01/2018	645,928
	Resona Bank
525,000	5.850%, 09/29/2049 (Acquired 09/08/2005, Cost $524,633) (d)	452,275
450,000	4.130%, 12/31/2049 (Acquired 10/05/2005, Cost $537,958) (d)	586,704
	Resona Preferred Global Securities
735,000	7.190%, 12/29/2049 (Callable at $100.00 on 07/30/2015) (c)	679,599
	Royal Bank of Scotland Group PLC
200,000	7.640%, 03/31/2049	183,158
1,740,000	9.120%, 03/31/2049	1,754,017
875,000	6.990%, 10/29/2049 (Callable at $100.00 on 10/05/2017) (c)	788,813
	Russ Agriculture Bank
840,000	6.300%, 05/15/2017 (c)	777,126
	Santander Issuances SA
560,000	5.810%, 06/20/2016 (Callable at $100.00 on 06/20/2011) (c)	541,463
	Shinsei Finance Cayman Ltd.
600,000	6.420%, 07/20/2048 (Callable at $100.00 on 07/20/2016) (c)	421,957
	Sovereign Bank
550,000	4.380%, 08/01/2013 (e)	426,110
	Suntrust Capital
280,000	6.100%, 12/01/2066	223,028
	TuranAlem
530,000	8.250%, 01/22/2037	444,538
850,000	8.250%, 01/22/2037 (c)	711,875
	VTB Capital SA
1,120,000	3.384%, 08/01/2008 (c)(e)	1,120,000
430,000	3.497%, 12/07/2009	417,931
600,000	6.610%, 10/31/2012 (c)	585,720
	Wells Fargo Company
1,250,000	5.630%, 12/11/2017	1,211,606
1,125,000	7.700%, 12/29/2049	1,119,393
440,000	5.950%, 12/01/2086	400,442
	Zurich Financial Services
675,000	6.150%, 12/15/2065 (c)	615,940
575,000	6.450%, 12/15/2065 (Callable at $100.00 on 06/15/2016) (c)	510,787
		26,984,766
	Business Services - 0.03%
	Dyncorp International LLC
46,000	9.500%, 02/15/2013	46,000
	Electronic Data Systems Corp.
40,000	7.130%, 10/15/2009	41,263
	Lamar Media Corp.
80,000	7.250%, 01/01/2013	77,300
50,000	6.630%, 08/15/2015	45,750
		210,313
	Capital Markets - 1.87%
	Bear Stearns Companies, Inc.
500,000	5.550%, 01/22/2017	462,879
75,000	6.400%, 10/02/2017	74,242
2,960,000	7.250%, 02/01/2018	3,094,286
	Goldman Sachs Group, Inc.
200,000	4.500%, 06/15/2010	200,361
80,000	5.450%, 11/01/2012	79,875
50,000	5.790%, 12/29/2049	34,796
	Lehman Brothers Holdings, Inc.
650,000	4.500%, 07/26/2010	627,516
120,000	5.250%, 02/06/2012	113,651
450,000	5.380%, 10/17/2012	631,978
275,000	5.630%, 01/24/2013	260,545
850,000	6.200%, 09/26/2014	812,325
1,820,000	6.750%, 12/28/2017	1,712,667
370,000	3.499%, 08/19/2065 (e)	274,929
620,000	5.860%, 12/29/2099	404,869
	Merrill Lynch Co.
775,000	5.450%, 02/05/2013	731,707
550,000	6.400%, 08/28/2017	510,504
	Morgan Stanley
340,000	5.630%, 01/09/2012	340,520
500,000	5.750%, 08/31/2012 (b)	496,490
230,000	3.184%, 10/18/2016 (e)	199,866
600,000	5.950%, 12/28/2017	545,638
1,350,000	6.630%, 04/01/2018	1,281,400
	Wachovia Capital Trust
430,000	5.800%, 03/15/2042	292,565
		13,183,609
	Chemicals - 0.16%
	Ferro Corp.
500,000	9.130%, 01/01/2009	518,269
	Georgia Gulf Corp.
40,000	9.500%, 10/15/2014	30,100
	Ineos Group Holdings PLC
500,000	7.880%, 02/15/2016	513,666
	Westlake Chemical Corp.
63,000	6.630%, 01/15/2016	53,235
		1,115,270
	Commercial Banks - 0.11%
	HSBC Holdings Plc
825,000	6.800%, 06/01/2038	779,307
	Commercial Services & Supplies - 0.10%
	Allied Waste North America, Inc.
375,000	7.130%, 05/15/2016	375,000
	Waste Management, Inc.
325,000	6.380%, 11/15/2012	333,789
		708,789
	Communications - 1.13%
	AMFM Inc.
150,000	8.000%, 11/01/2008	152,242
	British Telecommunications PLC
295,000	8.380%, 12/15/2010	316,931
	Deutsche Telekom International Finance B.V.
350,000	5.750%, 03/23/2016	342,024
675,000	8.250%, 06/15/2030	776,507
	Inmarsat PLC
500,000	0.000%, 11/15/2012	507,500
	Level 3 Financing, Inc.
135,000	9.250%, 11/01/2014	123,525
	News America Marketing, Inc.
1,165,000	6.650%, 11/15/2037	1,141,155
	Rogers Cable, Inc.
200,000	5.500%, 03/15/2014	192,758
110,000	6.750%, 03/15/2015	112,339
	Sprint Capital Corp.
100,000	7.630%, 01/30/2011	98,306
580,000	8.380%, 03/15/2012 (b)	574,648
925,000	6.880%, 11/15/2028	771,982
40,000	8.750%, 03/15/2032	38,192
	Telecom Italia Capital
450,000	6.200%, 07/18/2011	459,190
500,000	4.950%, 09/30/2014	458,225
190,000	5.250%, 10/01/2015	174,135
430,000	6.999%, 06/04/2018	434,432
1,200,000	7.721%, 06/04/2038	1,222,952
	Verizon Global Funding Corp.
50,000	7.380%, 09/01/2012	53,996
		7,951,039
	Consumer Finance - 2.48%
	American Express Co.
440,000	6.800%, 09/01/2066 (e)	407,417
	American Express Credit Corp.
60,000	5.875%, 05/02/2013	59,712
	American General Finance
210,000	6.900%, 12/15/2017	183,331
	Countrywide Home Loans, Inc.
525,000	6.250%, 04/15/2009 (b)	517,264
300,000	5.630%, 07/15/2009	292,628
675,000	4.130%, 09/15/2009	644,865
	Ford Motor Credit Company LLC
5,345,000	5.800%, 01/12/2009	5,104,336
460,000	7.380%, 10/28/2009	419,083
540,000	12.000%, 05/15/2015	475,543
	General Motors Acceptance Corporation
330,000	3.951%, 09/23/2008 (e)	325,005
2,490,000	5.850%, 01/14/2009	2,364,743
270,000	7.750%, 01/19/2010 (b)	230,963
625,000	6.880%, 09/15/2011	449,402
1,510,000	6.630%, 05/15/2012	1,036,687
630,000	8.000%, 11/01/2031	410,675
	Nelnet, Inc.
550,000	7.400%, 09/15/2061	359,818
	Residential Capital LLC
216,000	8.500%, 05/15/2010 (c)	182,520
1,240,000	9.625%, 05/15/2015 (c)	607,600
	SLM Corp.
1,750,000	5.000%, 10/01/2013	1,514,846
1,140,000	5.380%, 05/15/2014	1,002,743
120,000	5.050%, 11/14/2014	102,048
20,000	5.000%, 04/15/2015	16,947
100,000	5.630%, 08/01/2033	75,513
	Westfield Capital Corp.
675,000	4.380%, 11/15/2010 (c)	662,785
		17,446,474
	Consumer Products - 0.02%
	American Achievement Corp.
20,000	8.250%, 04/01/2012	19,700
	Graham Packaging Co.
110,000	8.500%, 10/15/2012	104,775
40,000	9.880%, 10/15/2014	35,600
		160,075
	Diversified Consumer Services - 0.02%
	Service Corporation International
130,000	7.500%, 04/01/2027	111,150
	Diversified Financial Services - 2.18%
	AGFC Capital Trust
280,000	6.000%, 01/15/2067 (Callable at $100.00 on 01/15/2017) (c)	222,536
	Bank of America Corporation
675,000	5.750%, 12/01/2017	635,028
2,100,000	8.000%, 12/29/2049	1,970,619
40,000	8.125%, 12/29/2049	37,860
	Citigroup Funding, Inc.
1,000,000	6.000%, 05/15/2015 (Acquired 12/07/2006, Cost $660,052) (Credit linked to an Egyptian Treasury Bill) (d)(j)	1,003,080
	Citigroup, Inc.
2,170,000	5.500%, 04/11/2013	2,120,060
1,600,000	5.850%, 07/02/2013	1,585,336
950,000	6.880%, 03/05/2038	919,576
1,425,000	8.400%, 04/29/2049	1,356,400
	General Electric Capital Corporation
650,000	3.060%, 09/15/2014 (e)	627,545
1,160,000	6.380%, 11/15/2067	1,099,027
	JP Morgan Chase & Co.
2,250,000	6.000%, 01/15/2018	2,195,735
1,025,000	7.900%, 10/30/2049	963,941
	Rabobank Capital Funding Trust
180,000	5.250%, 10/31/2049 (Callable at $100.00 on 10/21/2016) (c)(e)	154,831
30,000	5.254%, 12/29/2049 (c)(e)	27,514
	UBS AG
1,214,000	6.000%, 12/31/2017 (Credit linked to a Republic of Brazil Treasury Security and IPCA Index Units) (c)(j)	436,801
		15,355,889
	Diversified Telecommunication Services - 1.18%
	Ameritech Capital Funding Corp.
700,000	6.250%, 05/18/2009	710,017
	AT&T, Inc.
440,000	5.500%, 02/01/2018	427,145
750,000	6.400%, 05/15/2038	720,286
	BellSouth Corp.
30,000	4.750%, 11/15/2012	29,510
	Citizens Communications Co.
530,000	9.250%, 05/15/2011	551,200
35,000	7.130%, 03/15/2019	31,500
105,000	7.880%, 01/15/2027	92,400
	KPN Mobile NV
520,000	8.380%, 10/01/2030	599,423
	Qwest Communications International, Inc.
283,000	6.176%, 02/15/2009 (e)	283,000
127,000	7.250%, 02/15/2011	123,349
	SBC Communications, Inc.
410,000	5.100%, 09/15/2014	402,438
	Telefonica Emisiones
875,000	7.050%, 06/20/2036	900,742
	Verizon Communications, Inc.
80,000	5.500%, 02/15/2018	76,244
450,000	6.100%, 04/15/2018	447,563
1,025,000	6.400%, 02/15/2038	957,175
	Verizon New York, Inc. - Series A
740,000	6.880%, 04/01/2012	772,377
	VIP Finance Ireland Ltd.
590,000	8.375%, 04/30/2013 (c)	582,205
	Virgin Media Finance PLC
100,000	8.750%, 04/15/2014	94,500
	Windstream Corp.
515,000	8.630%, 08/01/2016	516,288
		8,317,362
	Electric Utilities - 1.33%
	CenterPoint Energy Resources Corp.
475,000	7.880%, 04/01/2013	508,993
	Commonwealth Edison Co.
425,000	5.400%, 12/15/2011	426,696
250,000	6.950%, 07/15/2018	249,375
275,000	5.900%, 03/15/2036	249,082
	Dominion Resources, Inc.
80,000	4.750%, 12/15/2010	80,559
300,000	5.700%, 09/17/2012	304,884
	Duke Energy Corp.
25,000	5.630%, 11/30/2012	25,748
	Energy Future Holdings Corp.
10,000	10.880%, 11/01/2017 (Callable at $105.44 on 11/01/2012) (c)	10,150
3,300,000	11.250%, 11/01/2017 (Callable at $105.63 on 11/01/2012) (c)	3,308,250
	Exelon Corp.
75,000	5.630%, 06/15/2035	64,851
	FirstEnergy Corp.
200,000	6.450%, 11/15/2011	205,374
1,455,000	7.380%, 11/15/2031 (b)	1,586,744
	Nevada Power Co.
375,000	5.880%, 01/15/2015	376,202
625,000	6.650%, 04/01/2036	606,375
	Pacific Gas & Electric Co.
470,000	5.630%, 11/30/2017	469,022
170,000	6.050%, 03/01/2034	164,442
290,000	5.800%, 03/01/2037	271,282
	Progress Energy, Inc.
400,000	7.750%, 03/01/2031	458,400
		9,366,429
	Electrical Equipment - 0.36%
	L-3 Communications Holdings, Inc.
600,000	6.380%, 10/15/2015	564,000
	NXP BV / NXP Funding LLC
20,000	7.880%, 10/15/2014	18,475
70,000	9.500%, 10/15/2015	61,075
	Tyco International Group
40,000	6.130%, 11/01/2008	40,129
20,000	6.130%, 01/15/2009	20,195
130,000	6.750%, 02/15/2011	133,555
455,000	6.380%, 10/15/2011	465,958
1,285,000	6.875%, 01/15/2021 (c)	1,287,092
		2,590,479
	Electronic Equipment & Instruments - 0.01%
	Freescale Semiconductor, Inc.
50,000	8.880%, 12/15/2014	40,875
	Xerox Corp.
40,000	6.750%, 02/01/2017	40,378
		81,253
	Energy Equipment & Services - 0.08%
	Complete Production Services
190,000	8.000%, 12/15/2016	190,713
	Geophysique
155,000	7.500%, 05/15/2015	155,387
90,000	7.750%, 05/15/2017	90,562
	Pride International, Inc.
50,000	7.380%, 07/15/2014	50,125
	SemGroup LP
100,000	8.750%, 11/15/2015 (c)	97,500
		584,287
	Food & Staples Retailing - 0.11%
	CVS Caremark Corporation
793,785	6.940%, 01/10/2030 (c)	765,015
	Food Products - 0.20%
	Dean Foods Co.
375,000	7.000%, 06/01/2016 (b)	327,187
	Kraft Foods, Inc.
425,000	6.500%, 08/11/2017	426,265
	Land O' Lakes, Inc.
125,000	9.000%, 12/15/2010	129,375
500,000	8.750%, 11/15/2011	506,875
		1,389,702
	Health Care Providers & Services - 0.50%
	AmerisourceBergen Corp.
100,000	5.880%, 09/15/2015	98,183
	Community Health Systems, Inc.
450,000	8.880%, 07/15/2015	455,063
	Davita, Inc.
205,000	6.630%, 03/15/2013	197,825
	FMC Finance III SA
250,000	6.880%, 07/15/2017	246,875
	HCA, Inc.
234,000	6.250%, 02/15/2013	204,165
460,000	6.750%, 07/15/2013	405,950
415,000	9.130%, 11/15/2014	425,375
13,000	6.500%, 02/15/2016	10,887
340,000	9.250%, 11/15/2016	351,050
444,000	9.630%, 11/15/2016	458,430
	Service Corporation International
60,000	6.750%, 04/01/2016	57,150
10,000	7.630%, 10/01/2018	10,025
	Tenet Healthcare Corp.
542,000	9.250%, 02/01/2015 (b)	533,870
	WellPoint, Inc.
50,000	5.880%, 06/15/2017	48,412
		3,503,260
	Hotels, Restaurants & Leisure - 0.32%
	Boyd Gaming Corp.
65,000	6.750%, 04/15/2014	50,375
160,000	7.130%, 02/01/2016	118,800
	Harrahs Operating Company, Inc.
550,000	5.500%, 07/01/2010	494,313
	Host Marriott Services Corp.
85,000	6.750%, 06/01/2016	75,863
	Inn of the Mountain Gods Resort & Casino
60,000	12.000%, 11/15/2010	51,900
	MGM Mirage, Inc.
10,000	9.500%, 08/01/2008	10,036
180,000	8.500%, 09/15/2010	178,650
20,000	6.630%, 07/15/2015	16,150
150,000	7.630%, 01/15/2017	124,125
	Mohegan Tribal Gaming Authority
500,000	8.000%, 04/01/2012 (b)	460,000
	River Rock Entertainment
20,000	9.750%, 11/01/2011	20,100
	Station Casinos, Inc.
25,000	6.880%, 03/01/2016	13,781
190,000	7.750%, 08/15/2016	146,300
	Universal City Development Partners
500,000	11.750%, 04/01/2010	515,000
		2,275,393
	Independent Power Producers & Energy Traders - 0.49%
	AES Corp.
47,000	7.750%, 03/01/2014	46,589
190,000	7.750%, 10/15/2015	188,100
1,060,000	8.000%, 10/15/2017	1,044,100
1,100,000	8.000%, 06/01/2020 (c)	1,067,000
	Energy Future Holdings Corp.
110,000	5.550%, 11/15/2014	86,666
270,000	6.500%, 11/15/2024	200,556
1,095,000	8.875%, 11/15/2034	803,268
		3,436,279
	Insurance - 1.22%
	ACE INA Holdings, Inc.
900,000	5.800%, 03/15/2018	866,460
	American International Group, Inc.
130,000	5.850%, 01/16/2018	122,008
325,000	6.250%, 03/15/2087	255,129
	Arch Capital Group Ltd.
400,000	7.350%, 05/01/2034	422,607
	ASIF Global Financing XIX
80,000	4.900%, 01/17/2013 (c)	76,937
	AXA Group
200,000	6.460%, 12/31/2049 (Callable at $100.00 on 12/14/2018) (c)	160,276
	Catlin Insurance Co. Ltd.
375,000	7.250%, 12/31/2049 (Acquired 01/11/2007, Cost $375,000) (d)	274,118
	Chubb Corp.
225,000	6.500%, 05/15/2038	215,696
525,000	6.380%, 03/29/2067	481,023
	CNA Financial Corp.
890,000	7.250%, 11/15/2023	827,531
	Endurance Specialty Holdings Ltd.
425,000	6.150%, 10/15/2015	402,808
	Lincoln National Corp.
775,000	7.000%, 05/17/2066	706,954
	Metlife, Inc.
1,200,000	6.400%, 12/15/2066	1,050,904
	PartnerRe Finance, Inc.
125,000	6.440%, 12/01/2066	99,447
	Phoenix Life Insurance Co.
500,000	7.150%, 12/15/2034 (c)	496,742
	QBE Insurance Group Ltd.
450,000	5.650%, 07/01/2023 (Acquired 08/23/2004, Cost $441,198) (d)(e)	442,072
	Reinsurance Group of America, Inc.
300,000	6.750%, 12/15/2065	236,226
	Swiss Reinsurance Company
875,000	6.850%, 05/29/2049 (c)	772,643
	Travelers Companies, Inc.
840,000	6.250%, 03/15/2067	722,834
		8,632,415
	IT Services - 0.13%
	Fiserv, Inc.
850,000	6.130%, 11/20/2012	855,106
	SunGard Data Systems, Inc.
90,000	9.130%, 08/15/2013	91,350
		946,456
	Machinery - 0.01%
	Terex Corp.
60,000	7.380%, 01/15/2014	59,400
	Media - 1.28%
	British Sky Broadcasting Group
950,000	6.100%, 02/15/2018 (c)	936,169
	CCH Holdings LLC
140,000	11.000%, 10/01/2015	104,475
	Clear Channel Communications, Inc.
50,000	6.250%, 03/15/2011	42,400
330,000	5.500%, 09/15/2014	198,231
270,000	4.900%, 05/15/2015	159,507
	Comcast Cable Communications Holdings, Inc.
320,000	8.880%, 05/01/2017	367,541
500,000	9.460%, 11/15/2022	605,763
	Comcast Corp.
220,000	6.500%, 01/15/2015	223,695
50,000	6.500%, 01/15/2017	50,379
20,000	5.880%, 02/15/2018	19,276
	Comcast Holdings Corp.
650,000	10.630%, 07/15/2012	747,713
	Cox Communications, Inc.
220,000	3.880%, 10/01/2008	219,713
	CSC Holdings, Inc.
45,000	7.630%, 04/01/2011	44,325
	DIRECTV Holdings LLC
110,000	8.380%, 03/15/2013	113,850
	EchoStar DBS Corporation
40,000	6.630%, 10/01/2014	37,100
35,000	7.750%, 05/31/2015 (c)	34,212
590,000	7.130%, 02/01/2016	547,225
	Idearc, Inc.
615,000	8.000%, 11/15/2016	389,756
	Liberty Media Corp.
460,000	7.880%, 07/15/2009	466,777
20,000	5.700%, 05/15/2013	18,024
	R H Donnelley Corp.
85,000	8.880%, 10/15/2017 (c)	51,000
	Sun Media Corp.
70,000	7.630%, 02/15/2013	68,075
	Time Warner Cable, Inc.
450,000	6.880%, 05/01/2012	460,756
1,350,000	5.400%, 07/02/2012	1,337,549
540,000	5.850%, 05/01/2017	513,758
405,000	7.700%, 05/01/2032	415,782
375,000	6.550%, 05/01/2037	346,439
	TL Acquisitions, Inc.
90,000	10.500%, 01/15/2015 (Callable at $105.25 on 01/15/2011) (c)	78,300
	Viacom, Inc.
400,000	5.750%, 04/30/2011	401,191
		8,998,981
	Metals & Mining - 0.55%
	ArcelorMittal
1,075,000	6.125%, 06/01/2018 (c)	1,052,473
	Codelco
100,000	4.750%, 10/15/2014 (c)	96,294
	Evraz Group S A
490,000	8.875%, 04/24/2013 (c)	493,038
	Freeport-McMoran Copper & Gold
10,000	8.250%, 04/01/2015	10,526
270,000	8.380%, 04/01/2017	285,293
	Rio Tinto Ltd.
670,000	6.500%, 07/15/2018	673,260
	Steel Dynamics, Inc.
55,000	7.380%, 11/01/2012 (c)	55,275
150,000	6.750%, 04/01/2015	144,375
	Transocean, Inc.
675,000	6.800%, 03/15/2038	692,570
	Vedanta Resources Plc
400,000	8.750%, 01/15/2014 (c)	405,480
		3,908,584
	Multiline Retail - 0.01%
	J.C. Penney Co., Inc.
40,000	7.400%, 04/01/2037	36,014
	Multi-Utilities - 0.22%
	CenterPoint Energy, Inc.
50,000	7.250%, 09/01/2010	51,606
	Edison Mission Energy
160,000	7.000%, 05/15/2017	150,400
220,000	7.200%, 05/15/2019	206,250
80,000	7.630%, 05/15/2027	72,200
	MidAmerican Energy Holding Co.
850,000	6.130%, 04/01/2036	818,881
	NRG Energy, Inc.
225,000	7.250%, 02/01/2014	215,437
30,000	7.380%, 02/01/2016	28,313
20,000	7.380%, 01/15/2017	18,950
		1,562,037
	Oil & Gas - 3.54%
	Amerada Hess Corp.
160,000	7.880%, 10/01/2029	184,009
670,000	7.300%, 08/15/2031	750,488
	Anadarko Finance Co.
80,000	7.500%, 05/01/2031	85,997
	Anadarko Petroleum Corp.
60,000	5.950%, 09/15/2016	60,129
1,230,000	6.450%, 09/15/2036	1,218,021
	Boardwalk Pipelines LP
700,000	5.880%, 11/15/2016	673,131
	Canadian Natural Resources Ltd.
250,000	5.150%, 02/01/2013	250,686
300,000	5.700%, 05/15/2017	294,401
75,000	5.850%, 02/01/2035	67,748
475,000	6.500%, 02/15/2037	464,226
150,000	6.250%, 03/15/2038	141,183
	Chesapeake Energy Corp.
60,000	6.380%, 06/15/2015	57,000
80,000	6.250%, 01/15/2018	74,000
95,000	7.250%, 12/15/2018	92,862
	Conoco Funding Co.
70,000	6.350%, 10/15/2011	74,084
	ConocoPhillips, Inc.
20,000	6.950%, 04/15/2029	21,997
	Dynegy, Inc.
275,000	7.750%, 06/01/2019	251,625
	El Paso Natural Gas Co.
400,000	7.500%, 11/15/2026	408,630
309,000	8.380%, 06/15/2032	346,607
	El Paso Corp.
730,000	7.000%, 06/15/2017	718,092
217,000	7.800%, 08/01/2031	219,617
355,000	7.750%, 01/15/2032	357,408
	Encana Corp.
1,050,000	6.500%, 02/01/2038	1,042,018
	Energy Transfer Partners LP
350,000	5.650%, 08/01/2012	353,211
1,400,000	5.950%, 02/01/2015	1,380,414
500,000	6.700%, 07/01/2018	504,159
	Enterprise Products Operating LP
375,000	8.380%, 08/01/2066	375,435
450,000	7.030%, 01/15/2068	394,069
	Gulf South Pipeline Co. LP
400,000	6.300%, 08/15/2017 (c)	395,200
	Intergas Finance BV
100,000	6.380%, 05/14/2017	89,625
620,000	6.380%, 05/14/2017 (c)	553,350
	Kazmunaigaz Finance Sub BV
780,000	8.375%, 07/02/2013 (c)	781,365
	Kerr-McGee Corp.
625,000	6.950%, 07/01/2024	649,864
1,215,000	7.880%, 09/15/2031	1,417,623
	Kinder Morgan Energy Partners
110,000	6.300%, 02/01/2009	111,131
470,000	6.750%, 03/15/2011	484,762
260,000	6.000%, 02/01/2017	257,330
730,000	6.950%, 01/15/2038	726,797
	Nexen, Inc.
1,200,000	5.880%, 03/10/2035	1,075,104
	Oneok Partners LP
425,000	6.650%, 10/01/2036	406,331
525,000	6.850%, 10/15/2037	514,662
	OPTI Canada, Inc.
160,000	7.880%, 12/15/2014	158,800
130,000	8.250%, 12/15/2014	130,000
	Peabody Energy Corp.
10,000	6.880%, 03/15/2013	10,075
50,000	5.880%, 04/15/2016	47,000
	Pemex Project Funding Master Trust
301,000	6.630%, 06/15/2035	298,473
540,000	6.630%, 06/15/2035 (c)	535,466
	Petrobras International Finance Co.
620,000	6.130%, 10/06/2016	623,100
	Southern Natural Gas Co.
45,000	8.000%, 03/01/2032	48,833
	Suburban Propane Partners LP
140,000	6.880%, 12/15/2013	133,000
	Tennessee Gas Pipeline Co.
250,000	7.000%, 10/15/2028	245,064
140,000	7.630%, 04/01/2037	146,409
	Teppco Partners L P
975,000	6.650%, 04/15/2018	988,449
	Transocean, Inc.
525,000	7.500%, 04/15/2031	576,581
	Williams Companies, Inc.
360,000	7.880%, 09/01/2021	383,400
770,000	7.500%, 01/15/2031	782,513
590,000	7.750%, 06/15/2031	616,550
50,000	8.750%, 03/15/2032	57,000
	XTO Energy, Inc.
800,000	7.500%, 04/15/2012	859,006
30,000	5.650%, 04/01/2016	29,786
		24,993,896
	Pharmaceuticals - 0.07%
	Wyeth
520,000	5.950%, 04/01/2037	503,614
	Real Estate - 0.40%
	Arden Realty LP
250,000	9.150%, 03/01/2010	268,219
	Forest City Enterprises, Inc.
10,000	7.630%, 06/01/2015	9,350
29,000	6.500%, 02/01/2017	25,375
	iStar Financial, Inc.
225,000	5.130%, 04/01/2011	192,493
325,000	5.650%, 09/15/2011	278,070
225,000	5.950%, 10/15/2013	184,699
100,000	5.700%, 03/01/2014	84,097
	Realogy Corp.
550,000	12.380%, 04/15/2015 (b)	272,250
	Simon Property Group, Inc.
1,375,000	6.125%, 05/30/2018	1,340,039
	Ventas Realty LP
50,000	6.750%, 06/01/2010	50,000
40,000	9.000%, 05/01/2012	42,100
70,000	6.750%, 04/01/2017	67,550
		2,814,242
	Road & Rail - 0.08%
	Hertz Corp.
340,000	8.880%, 01/01/2014	312,800
35,000	10.500%, 01/01/2016	32,025
	Union Pacific Corp.
230,000	5.380%, 05/01/2014	226,075
		570,900
	Special Purpose Entity - 0.61%
	El Paso Performance Linked Trust
1,070,000	7.750%, 07/15/2011 (c)	1,083,302
	GrafTech Financial, Inc.
187,000	10.250%, 02/15/2012	194,480
	Hellas Telecom V
375,000	8.463%, 10/15/2012	543,187
	ILFC E-Capital Trust II
280,000	6.250%, 12/21/2065 (c)(e)	234,037
	MUFG Capital Finance 1 Ltd.
655,000	6.350%, 07/29/2049	568,605
	Sigma Finance, Inc.
1,090,000	8.500%, 08/11/2016 (Callable at $100.00 on 08/11/2008) (c)(e)	731,663
	TNK-BP
100,000	7.500%, 07/18/2016	95,245
490,000	7.500%, 07/18/2016 (c)	464,863
200,000	6.630%, 03/20/2017 (c)	177,500
240,000	7.880%, 03/13/2018 (c)	232,200
		4,325,082
	Textiles, Apparel & Luxury Goods - 0.03%
	INVISTA
125,000	9.250%, 05/01/2012 (c)	128,437
	Oxford Industries, Inc.
50,000	8.880%, 06/01/2011	48,500
		176,937
	Tobacco - 0.03%
	Reynolds American, Inc.
230,000	6.750%, 06/15/2017	229,951
	Transportation - 0.14%
	Kansas City Southern Railway Co.
10,000	8.000%, 06/01/2015	10,150
	Teekay Shipping Corp.
86,000	8.880%, 07/15/2011 (b)	93,417
	Vale Overseas Ltd.
966,000	6.880%, 11/21/2036	901,988
		1,005,555
	Wireless Telecommunication Services - 0.32%
	America Movil SAB de CV
330,000	5.630%, 11/15/2017 (b)	319,470
	British Telecommunications PLC
850,000	9.125%, 12/15/2030	1,024,467
	Rogers Wireless Communications, Inc.
40,000	6.380%, 03/01/2014	40,094
	Sprint Nextel Corporation
930,000	6.880%, 10/31/2013	786,404
15,000	5.950%, 03/15/2014	12,051
120,000	7.380%, 08/01/2015	99,665
		2,282,151

	Total Corporate Bonds (Cost $191,594,036)	181,244,357

	FOREIGN GOVERNMENT NOTES/BONDS - 1.05%
	Republic of Argentina
3,200,000	5.480%, 08/03/2012 (e)	1,725,600
	Germany (Fed. Republic)
510,000	4.250%, 01/04/2014	787,592
	Hungary Government Securities
352,000,000	7.250%, 06/12/2012	2,189,392
229,830,000	6.000%, 10/24/2012	1,363,259
	United Mexican States
14,000	5.630%, 01/15/2017	14,182
1,256,000	6.750%, 09/27/2034	1,335,756

	Total Foreign Government Notes/Bonds (Cost $7,071,451)	7,415,781

	MORTGAGE BACKED SECURITIES - NON-U.S. GOVERNMENT 17.94%
	Adjustable Rate Mortgage Trust
41,407	Series 2004-5, 4.996%, 04/25/2035	39,729
	Bank of America Corporation
770,000	Series 2005-5, 5.120%, 10/10/2045	735,739
600,000	Series 2007-D, 2.762%, 06/20/2047	287,756
3,500,000	Series 2005-6, 5.180%, 09/10/2047	3,370,001
	BCAP LLC Trust
347,842	Series 2006-RR1, 3.123%, 11/25/2036	308,067
	Bear Stearns Structured Products, Inc.
2,503,684	Pool #R11A1A, 3.481%, 09/27/2037 (c)(k)	2,384,759
	Bear Stearns Trust
99,501	Series 2004-1, 4.450%, 04/25/2034	95,724
573,901	Series 2004-9, 5.220%, 09/25/2034	510,163
971,820	Series 2005-2, 4.710%, 04/25/2035	886,801
237,794	Series 2005-3, 5.070%, 06/25/2035	226,388
2,122,591	Series 2006-4, 5.889%, 10/25/2036	1,749,344
3,000,000	Series 2005-PWR10, 5.410%, 12/11/2040	2,914,318
3,608,399	Series FLT, 6.258%, 09/25/2047	2,780,354
	Chase Mortgage Financial Trust
1,676,413	Series 2007-A1, 4.600%, 02/25/2037	1,629,633
2,445,146	Series 2007-A1, 4.820%, 02/25/2037	2,382,604
2,516,034	Series 2007-A1, 4.140%, 01/01/2049	2,458,627
2,179,548	Series 2007-A1, 4.350%, 01/01/2049	2,096,520
726,138	Series 2007-A1, 4.470%, 01/01/2049	691,123
	CIT Mortgage Loan Trust
1,787,963	Pool #2007A1, 3.483%, 10/25/2037 (Acquired 10/05/2007, Cost $1,505,318) (d)	1,609,167
550,000	Pool #2007A2, 3.733%, 10/25/2037 (Acquired 10/05/2007, Cost $551,267) (d)	357,500
1,000,000	Pool #2007A3, 3.933%, 10/25/2037 (Acquired 10/05/2007, Cost $1,002,376) (d)	500,000
	Citigroup Commercial Mortgage Trust
2,000,000	Series 2006-C4, 5.720%, 03/15/2049	1,954,616
	Citigroup/Deutsche Bank Commerical Mortgage
2,500,000	Series TR, 5.360%, 01/15/2046	2,389,058
	Countrywide Alternative Loan Trust
1,399,336	Series 2005-63, 5.314%, 12/25/2035	1,205,125
1,598,775	Series 2006-OA10, 2.673%, 08/25/2046	1,120,334
	Countrywide Asset-Backed Certificates
767,026	Series 2005-36, 4.970%, 08/25/2035	648,010
1,423,668	Series 2005-27, 6.123%, 08/25/2035	1,023,261
683,896	Series 2005-51, 2.778%, 11/20/2035	517,717
1,129,660	Series 2005-59, 2.902%, 11/20/2035	828,593
2,021,592	Series 2005-62, 2.783%, 12/25/2035	1,544,023
	Countrywide Home Loans, Inc.
241,243	Series 2003-52, 4.500%, 02/19/2034	226,724
63,000	Series 2004-HYB6, 4.550%, 11/20/2034	55,636
335,818	Series 2005-HYB4, 4.900%, 08/20/2035	274,222
356,360	Series 2005-38, 5.028%, 09/25/2035	281,398
	First Horizon Mortgage Trust
41,988	Series FLT, 4.750%, 12/25/2034	40,073
	First Union National Bank Commercial Mortgage
2,933,457	Series 2000-C2, 7.200%, 10/15/2032	3,041,152
	GE Capital Commercial Mortgage Corporation
3,000,000	Series 2005-C4, 5.330%, 11/10/2045	2,915,803
	General Motors Acceptance Corporation
2,500,000	Series 2002-C1, 6.280%, 11/15/2039	2,559,711
	GS Mortgage Securities Corporation
800,000	Series 2005-GG4, 4.680%, 07/10/2039	771,570
	Harborview Mortgage Loan Trust
1,366,489	Series 2005-10, 2.768%, 11/19/2035	1,040,679
1,431,913	Series FLT, 5.741%, 12/19/2035	1,138,557
269,178	Series 2005-16, 2.698%, 01/19/2036	208,795
1,451,651	Series 2005-16, 2.708%, 01/19/2036	1,088,584
2,401,736	Series 2006-6, 6.009%, 08/19/2036	1,910,238
	IMPAC Secured Assets Corp.
1,179,702	Series 2005-6, 2.733%, 10/25/2035	856,442
1,399,803	Series 2005-2, 2.803%, 03/25/2036	1,046,034
	IndyMac Mortgage Loan Trust
440,486	Series 2005-AR15, 5.099%, 09/25/2035	361,658
657,442	Series 2005-AR15, 5.431%, 09/25/2035	514,888
1,978,873	Series 2007-AR15, 6.989%, 08/25/2037	1,515,175
1,586,654	Series 2007-AR7, 6.255%, 11/25/2037	1,500,423
	JP Morgan Chase & Co.
2,920,000	Series 2007-LDP10, 5.420%, 01/15/2049	2,711,940
	JP Morgan Commercial Mortgage
1,880,000	Series 2005-CIBC12, 4.900%, 09/12/2037	1,777,090
1,500,000	Series 2005-LDP2, 4.740%, 07/15/2042	1,424,069
	JP Morgan Mortgage Trust
846,216	Series 2007-A1, 4.070%, 07/25/2035	820,242
883,699	Series 2007-A1, 4.200%, 07/25/2035	856,635
811,399	Series 2007-A1, 4.770%, 07/25/2035	788,018
	Lehman Brothers Trust
2,189,167	Series 2005-5N, 2.783%, 11/25/2035	1,650,708
	Lehman Brothers-UBS Commercial Mortgage Trust
600,000	Series 2005-C3, 4.660%, 07/15/2030	574,687
520,000	Series 2005-C3, 4.740%, 07/15/2030	488,243
2,000,000	Series 2006-C1, 5.160%, 02/15/2031	1,885,717
1,500,000	Series 2007-C1, 5.420%, 02/15/2040	1,398,323
	Lehman XS Trust
2,932,809	Series 2007-16N, 3.330%, 09/25/2047	2,257,970
	Luminent Mortgage Trust
663,153	Series 2006-5, 2.673%, 07/25/2036	466,454
	Merrill Lynch Mortgage Trust
1,030,000	Series 2006-C1, 5.660%, 05/12/2039	1,004,071
	MLCC Mortgage Investors, Inc.
905,303	Series 2004-A3, 5.030%, 05/25/2034	861,425
2,710,000	Series 2007-7, 5.750%, 06/12/2050	2,578,636
	Morgan Stanley
770,000	Series 2005-HQ6, 4.990%, 08/13/2042	732,395
2,000,000	Series 2005-HQ7, 5.208%, 11/14/2042	1,952,123
910,000	Series 2007-IQ14, 5.692%, 04/15/2049	860,001
	Residential Accredit Loans, Inc.
3,900,142	Series 2007-QH9, 6.550%, 11/25/2037	3,088,224
1,391,738	Series 2005-QO4, 2.763%, 12/25/2045	1,025,895
1,703,569	Series 2005-QO5, 4.528%, 01/25/2046	1,306,052
	Residential Funding Mortgage
1,501,186	Series FLT, 5.180%, 09/25/2035	1,374,443
	Structured Adjustable Rate Mortgage Loan
105,360	Series FLT, 4.380%, 05/25/2034	96,442
32,401	Series FLT, 5.250%, 09/25/2034	27,504
201,380	Series FLT, 5.450%, 11/25/2034	185,798
3,923,717	Series A-1, 5.294%, 08/25/2047	2,914,837
	Thornburg Mortgage Trust
3,150,360	Series 2006-1, 2.653%, 01/25/2036	3,113,628
4,727,260	Series 2006-3, 2.588% to 2.593%, 06/25/2036	4,673,782
	Washington Mutual
159,463	Series 2004-AR3, 4.240%, 06/25/2034	155,973
1,700,000	Series 2005-AR4, 4.670%, 04/25/2035	1,563,640
1,217,171	Series 2007-HY4, 5.505%, 09/25/2036	1,167,537
2,126,748	Series 2007-HY2, 5.620%, 12/25/2036	1,996,044
1,243,554	Series 2005-AR13, 2.773%, 10/25/2045	970,511
1,552,229	Series 2005-AR15, 2.743%, 11/25/2045	1,191,255
1,286,132	Series 2005-AR15, 2.763%, 11/25/2045	974,581
1,038,602	Series 2005-AR19, 2.731%, 12/25/2045	835,228
1,322,663	Series 2005-AR17, 2.753%, 12/25/2045	1,024,095
739,983	Series 2006-AR11, 4.211%, 09/25/2046	523,282
811,883	Series 2007-OA2, 3.991%, 03/25/2047	557,018
	Wells Fargo Company
3,579,184	Series 2005-AR6, 5.034%, 04/25/2035	3,382,864
946,951	Series 2005-AR16, 5.379%, 10/25/2035	924,978
3,763,526	Series 2006-AR2, 5.106%, 03/25/2036	3,648,551
1,374,780	Series 2006-AR10, 5.597%, 07/25/2036	1,343,749
3,505,824	Series 2007-PA6, 6.600%, 12/25/2037	2,801,844

	Total Mortgage Backed Securities - Non-U.S. Government (Cost $142,614,194)	126,549,318

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT - 45.18%
	FHLMC
1,000,000	Series 2590, 5.000%, 03/15/2018	1,002,967
100,000	Pool #000TBA, 5.000%, 07/01/2034 (g)	95,828
3,989,479	Pool #1G-0058, 4.613%, 01/01/2035 (b)	4,043,812
1,824,188	Pool #1H-2524, 4.580%, 08/01/2035	1,854,205
203,429	Series 3013, 0.000%, 08/15/2035 (Acquired 05/01/2007, Cost $213,037) (d)	228,887
2,432,237	Pool #1Q-0160, 5.052%, 09/01/2035	2,454,555
272,048	Series 3167, 0.000%, 06/15/2036 (Acquired 04/13/2007, Cost $271,774) (d)	254,354
88,531	Series 3268, 0.000%, 01/15/2037 (Acquired 05/30/2007, Cost $87,652) (d)	84,420
1,392,883	Pool #1N-1582, 5.940%, 05/01/2037	1,416,964
2,774,265	Pool #1G-2201, 6.115%, 09/01/2037	2,829,939
831,979	Pool #G0-3600, 7.000%, 11/01/2037	873,423
	FHLMC Gold
32,250	Pool #B1-2301, 4.000%, 02/01/2014	31,714
57,102	Pool #B1-2730, 4.000%, 03/01/2014	56,153
53,661	Pool #B1-2772, 4.000%, 03/01/2014	52,745
44,899	Pool #B1-2818, 4.000%, 03/01/2014	44,154
52,797	Pool #B1-2819, 4.000%, 03/01/2014	51,920
48,203	Pool #B1-2883, 4.000%, 03/01/2014	47,417
37,639	Pool #B1-2910, 4.000%, 03/01/2014	37,029
42,486	Pool #B1-2911, 4.000%, 03/01/2014	41,801
186,667	Pool #B1-3066, 4.000%, 03/01/2014	183,644
24,979	Pool #B1-3343, 4.000%, 04/01/2014	24,540
33,843	Pool #B1-3344, 4.000%, 04/01/2014	33,280
45,939	Pool #B1-3360, 4.000%, 04/01/2014	45,153
214,489	Pool #E9-6057, 4.500%, 05/01/2018	209,757
64,371	Pool #E9-6247, 4.500%, 05/01/2018	62,991
70,080	Pool #E9-6248, 4.500%, 05/01/2018	68,578
83,461	Pool #E9-7034, 4.500%, 06/01/2018	81,620
29,651	Pool #E9-9763, 4.500%, 09/01/2018	28,997
29,208	Pool #E9-9764, 4.500%, 09/01/2018	28,563
20,823	Pool #E9-9765, 4.500%, 09/01/2018	20,363
130,935	Pool #E9-9768, 4.500%, 09/01/2018	128,046
66,535	Pool #E9-9769, 4.500%, 09/01/2018	65,067
43,975	Pool #E9-9770, 4.500%, 09/01/2018	43,005
74,574	Pool #B1-0170, 4.500%, 10/01/2018	72,928
85,555	Pool #B1-0207, 4.500%, 10/01/2018	83,668
84,056	Pool #E0-1481, 4.500%, 10/01/2018	82,210
446,451	Pool #B1-0178, 5.000%, 10/01/2018	445,479
84,469	Pool #B1-0931, 4.500%, 11/01/2018	82,606
167,541	Pool #E0-1489, 4.500%, 11/01/2018	163,852
723,734	Pool #E0-1538, 5.000%, 12/01/2018	722,229
92,894	Pool #B1-1801, 4.500%, 01/01/2019	90,845
91,386	Pool #E0-1602, 4.500%, 03/01/2019	89,347
92,798	Pool #G1-1526, 4.500%, 03/01/2019	90,750
1,205,851	Pool #G1-1719, 5.000%, 06/01/2020	1,200,212
1,244,478	Pool #G1-1733, 5.000%, 07/01/2020	1,235,546
720,747	Pool #D9-6291, 4.500%, 09/01/2023	680,302
504,869	Pool #C0-1385, 6.500%, 08/01/2032	524,817
191,076	Pool #C7-0562, 6.500%, 09/01/2032	198,626
228,623	Pool #C7-0760, 6.500%, 09/01/2032	237,657
1,294,777	Pool #78-0447, 4.771%, 04/01/2033	1,309,843
4,000,000	Pool #000TBA, 5.500%, 07/15/2035 (g)	3,940,624
3,324,866	Pool #G0-8085, 5.000%, 10/01/2035	3,197,651
715,737	Pool #A3-9756, 5.000%, 11/01/2035	688,352
503,127	Pool #1N-1447, 5.805%, 02/01/2037	512,484
2,863,208	Pool #A5-8420, 5.500%, 03/01/2037	2,823,839
1,021,316	Pool #1N-1463, 5.950%, 05/01/2037	1,038,611
9,694,635	Pool #G0-3812, 5.500%, 02/01/2038	9,561,334
	FNCL
7,000,000	Pool #000TBA, 5.000%, 07/17/2023 (g)	6,922,342
737,538	Pool #928872, 8.000%, 12/01/2037	786,694
10,000,000	Pool #000TBA, 5.000%, 07/14/2038 (g)	9,585,940
15,000,000	Pool #000TBA, 6.000%, 07/14/2038 (g)	15,133,590
	FNMA
610,000	3.000%, 07/12/2010	607,540
400,000	Pool #000TBA, 6.000%, 07/01/2013 (g)	410,062
6,800,000	Pool #000TBA, 5.500%, 07/01/2015 (g)	6,845,689
31,659	Pool #668357, 5.000%, 12/01/2017	31,313
128,743	Pool #695826, 5.000%, 04/01/2018	128,601
53,894	Pool #555549, 5.000%, 06/01/2018	53,304
3,771,997	Pool #734788, 4.000%, 09/01/2018	3,587,405
744,044	Pool #745387, 5.000%, 04/01/2019	743,222
109,860	Pool #735985, 5.000%, 06/01/2019	109,739
1,301,803	Pool #735439, 6.000%, 09/01/2019	1,339,596
1,641,091	Pool #745238, 6.000%, 12/01/2020	1,688,734
19,919	Pool #446275, 7.500%, 07/01/2027	21,500
87,557	Pool #251925, 6.500%, 07/01/2028	91,126
25,783	Pool #435151, 6.500%, 07/01/2028	26,834
235,790	Pool #433575, 6.500%, 09/01/2028	245,401
304,805	Pool #251985, 6.500%, 10/01/2028	317,229
515,839	Pool #446107, 6.500%, 11/01/2028	536,866
480,588	Pool #452955, 6.500%, 11/01/2028	500,178
314,052	Pool #457553, 6.500%, 01/01/2029	326,853
200,253	Pool #252255, 6.500%, 02/01/2029	208,415
123,531	Pool #252342, 6.500%, 04/01/2029	128,489
454,718	Pool #323632, 6.500%, 04/01/2029	473,253
538,131	Pool #494339, 6.500%, 04/01/2029	559,730
111,387	Pool #252497, 6.500%, 06/01/2029	115,857
62,922	Pool #498092, 6.500%, 06/01/2029	65,448
385,872	Pool #500441, 6.500%, 06/01/2029	401,360
681,337	Pool #501198, 6.500%, 06/01/2029	708,684
233,511	Pool #503223, 6.500%, 07/01/2029	242,884
82,161	Pool #504708, 6.500%, 07/01/2029	85,459
68,050	Pool #535476, 6.500%, 07/01/2029	70,823
930,972	Pool #544859, 5.930%, 08/01/2029	932,699
62,169	Pool #535506, 6.500%, 08/01/2030	64,664
20,638	Pool #580992, 7.500%, 05/01/2031	22,224
1,050,887	Pool #786848, 7.000%, 10/01/2031	1,112,003
756,020	Pool #607398, 6.500%, 11/01/2031	785,420
592,785	Pool #888504, 4.304%, 04/01/2034	598,898
586,150	Series 2004-71, 4.000%, 04/25/2034 (Acquired 04/07/2006, Cost $39,505) (d)(i)	18,186
1,350,554	Pool #782284, 6.000%, 09/01/2034	1,370,575
1,119,781	Pool #791563, 6.000%, 09/01/2034	1,134,282
50,061	Pool #794371, 6.000%, 09/01/2034	50,710
706,718	Pool #802783, 6.216%, 10/01/2034	717,869
1,042,425	Pool #802493, 6.000%, 11/01/2034	1,055,924
8,171,178	Pool #735224, 5.500%, 02/01/2035	8,103,350
3,006,187	Pool #808057, 6.000%, 02/01/2035	3,040,418
1,468,231	Pool #773306, 6.000%, 05/01/2035	1,484,949
83,606	Series 2007-27, 0.000%, 05/25/2035 (Acquired 05/29/2007, Cost $83,834) (d)	86,911
3,797,373	Pool #827741, 5.500%, 06/01/2035	3,755,171
1,299,388	Pool #829334, 4.450%, 09/01/2035	1,314,008
5,080,306	Pool #820345, 5.000%, 09/01/2035	4,887,513
11,444,742	Pool #832738, 5.500%, 09/01/2035	11,317,553
457,157	Pool #836273, 5.500%, 10/01/2035	452,076
135,599	Pool #745000, 6.000%, 10/01/2035	137,143
1,085,412	Pool #836852, 6.510%, 10/01/2035	1,109,218
1,633,570	Pool #836464, 6.540%, 10/01/2035	1,669,434
237,561	Pool #833593, 7.000%, 10/01/2035	249,903
3,318,595	Pool #844158, 5.000%, 11/01/2035	3,192,657
121,812	Pool #844148, 5.521%, 11/01/2035	124,483
122,524	Pool #844789, 5.535%, 11/01/2035	125,217
726,315	Pool #843823, 5.763%, 11/01/2035	742,229
120,141	Pool #843997, 5.762%, 11/01/2035	122,773
121,312	Pool #844052, 5.767%, 11/01/2035	123,970
121,265	Pool #844237, 5.770%, 11/01/2035	123,925
245,223	Pool #848939, 6.500%, 01/01/2036	253,073
58,699	Pool #851639, 6.500%, 01/01/2036	60,523
3,288,021	Pool #745275, 5.000%, 02/01/2036	3,163,243
610,871	Pool #888022, 5.000%, 02/01/2036	587,689
3,112,571	Pool #256219, 5.500%, 04/01/2036	3,044,928
2,871,946	Pool #868993, 6.012%, 05/01/2036	2,924,445
3,625,201	Pool #872236, 6.143%, 05/01/2036	3,673,420
3,490,181	Pool #885961, 5.916%, 07/01/2036	3,537,944
3,777,707	Pool #886376, 6.011%, 08/01/2036	3,843,327
3,760,614	Pool #886891, 5.882%, 09/01/2036	3,824,060
838,207	Pool #745875, 6.500%, 09/01/2036	864,253
605,985	Pool #897776, 6.500%, 09/01/2036	624,815
32,633	Pool #898131, 7.000%, 09/01/2036	34,252
75,764	Series 2006-81, 0.000%, 09/25/2036 (Acquired 05/29/2007, Cost $80,627) (d)	77,271
1,282,409	Pool #893681, 6.000%, 10/01/2036	1,295,809
2,648,427	Pool #893923, 6.000%, 10/01/2036	2,676,101
3,368,992	Pool #894005, 6.000%, 10/01/2036	3,404,195
831,999	Pool #745948, 6.500%, 10/01/2036	857,853
1,105,557	Pool #745932, 6.500%, 11/01/2036	1,139,911
531,876	Pool #908124, 5.000%, 12/01/2036	511,027
351,799	Pool #905857, 5.632%, 12/01/2036	355,451
595,408	Pool #897505, 6.500%, 12/01/2036	613,910
1,250,700	Pool #907252, 7.000%, 12/01/2036	1,312,751
724,620	Pool #871054, 6.500%, 01/01/2037	747,137
218,224	Pool #888218, 5.000%, 03/01/2037	209,670
268,130	Pool #888367, 7.000%, 03/01/2037	281,433
73,377	Pool #888369, 7.000%, 03/01/2037	77,017
80,188	Pool #899082, 7.000%, 03/01/2037	84,169
335,210	Pool #917324, 7.000%, 03/01/2037	351,853
329,401	Pool #917560, 6.500%, 04/01/2037	339,637
2,384,938	Pool #256689, 7.000%, 04/01/2037	2,503,352
13,573,540	Pool #888366, 7.000%, 04/01/2037 (b)	14,246,963
751,066	Pool #923834, 7.000%, 04/01/2037	788,357
58,167	Pool #936750, 6.500%, 05/01/2037	59,962
828,556	Pool #919187, 6.500%, 06/01/2037	854,126
757,102	Pool #256774, 7.000%, 06/01/2037	794,693
281,006	Pool #888593, 7.000%, 06/01/2037	294,959
80,269	Series 2007-56, 0.000%, 06/25/2037 (Acquired 06/11/2007, Cost $94,706) (d)	88,094
998,891	Pool #923444, 5.500%, 07/01/2037	986,017
9,408,846	Pool #941428, 6.000%, 07/01/2037 (b)	9,505,161
2,324,264	Pool #950385, 5.870%, 08/01/2037	2,359,193
874,386	Pool #945069, 6.500%, 08/01/2037	901,371
654,048	Pool #949629, 6.500%, 08/01/2037	674,234
12,271,190	Pool #948348, 7.000%, 08/01/2037	12,880,464
28,663	Pool #950302, 7.000%, 08/01/2037	30,152
998,886	Pool #950990, 5.500%, 10/01/2037	986,012
3,268,609	Pool #888890, 6.500%, 10/01/2037	3,370,179
2,349,971	Pool #933027, 7.000%, 10/01/2037	2,466,649
4,091,805	Pool #933134, 7.000%, 10/01/2037 (b)	4,294,967
783,174	Pool #955142, 7.000%, 10/01/2037	822,059
55,819	Pool #959899, 5.500%, 11/01/2037	55,100
629,918	Pool #959897, 7.000%, 11/01/2037	661,193
3,429,287	Pool #888892, 7.500%, 11/01/2037	3,623,119
7,606,635	Pool #899949, 7.000%, 12/01/2037 (b)	7,984,310
738,346	Pool #928940, 7.000%, 12/01/2037	775,005
49,754	Pool #955221, 7.000%, 12/01/2037	52,224
54,608	Pool #965934, 7.000%, 12/01/2037	57,319
1,608,616	Pool #967667, 7.000%, 12/01/2037	1,688,485
913,498	Pool #928953, 7.500%, 12/01/2037	965,131
37,405	Pool #257087, 8.000%, 12/01/2037	39,898
41,879	Pool #959397, 8.000%, 12/01/2037	44,670
43,493	Pool #959538, 8.000%, 12/01/2037	46,392
72,942	Pool #966818, 8.000%, 12/01/2037	77,803
466,651	Pool #889150, 5.500%, 01/01/2038	460,637
516,435	Pool #967131, 5.500%, 01/01/2038	509,779
4,222,045	Pool #257050, 7.000%, 01/01/2038	4,431,673
29,342	Pool #973335, 5.000%, 02/01/2038	28,156
946,405	Pool #969933, 5.500%, 02/01/2038	934,113
281,052	Pool #972548, 7.000%, 02/01/2038	295,011
28,499	Pool #257130, 5.000%, 03/01/2038	27,346
932,646	Pool #965598, 5.000%, 03/01/2038	894,921
796,325	Pool #257137, 7.000%, 03/01/2038	835,877
999,900	Pool #979434, 5.000%, 06/01/2038	959,455
26,800,000	Pool #000TBA, 5.500%, 07/15/2038 (g)	26,418,931
7,800,000	Pool #000TBA, 5.000%, 08/14/2038 (g)	7,459,967
	GNMA
800,000	Pool #000TBA, 6.000%, 08/01/2023 (g)	808,750
500,000	Pool #000TBA, 6.500%, 07/01/2028 (g)	516,485
4,200,000	Pool #000TBA, 5.000%, 07/01/2034 (g)	4,069,405
2,700,000	Pool #000TBA, 6.000%, 07/01/2034 (g)	2,740,921
250,000	Pool #000TBA, 6.000%, 08/15/2035 (g)	252,891
2,500,000	Pool #000TBA, 6.500%, 08/15/2035 (g)	2,574,610

	Total Mortgage Backed Securities - U.S. Government (Cost $317,631,401)	318,693,926

	MUNICIPAL BONDS - 0.49%
	Michigan State University
1,400,000	2.423%, 02/15/2037	1,123,780
	Virginia Housing Development Authority
2,306,282	6.000%, 06/25/2034	2,306,328

	Total Municipal Bonds (Cost $3,249,951)	3,430,108

	SUPRANATIONAL OBLIGATIONS - 0.67%
	African Development Bank
2,500,000	0.500%, 02/27/2014	2,010,795
	GazInvest
820,000	7.250%, 10/30/2008	827,872
970,000	6.210%, 11/22/2016 (c)	908,696
440,000	6.510%, 03/07/2022 (c)(b)	396,000
	HSBK Europe B V
570,000	9.250%, 10/16/2013 (c)	575,700

	Total Supranational Obligations (Cost $4,683,173)	4,719,063

	U.S. GOVERNMENT AGENCY ISSUES - 1.78%
	FAMC
420,000	4.250%, 07/29/2008	418,706
	FFCB
1,400,000	5.130%, 04/19/2017 (c)	1,432,126
	FHLMC
460,000	5.600%, 09/26/2013	462,652
210,000	5.600%, 10/17/2013	211,540
880,000	5.630%, 11/23/2035	878,974
	FNMA
220,000	7.250%, 01/15/2010 (b)	234,068
	GNMA
86,100	5.000%, 08/15/2033	83,811
1,354,670	5.000%, 09/15/2033 (b)	1,318,647
222,416	5.000%, 03/15/2034	216,363
299,311	4.750%, 10/20/2034	300,468
128,741	5.000%, 11/15/2034	125,237
397,849	4.750%, 11/20/2034	399,215
984,467	4.750%, 11/20/2034 (b)	988,239
3,402,646	6.000%, 05/15/2035 (b)	3,461,395
	Tennessee Valley Authority
830,000	5.980%, 04/01/2036	896,476
1,100,000	5.380%, 04/01/2056	1,114,574

	Total U.S. Government Agency Issues (Cost $12,570,282)	12,542,491

	U.S. TREASURY OBLIGATIONS - 1.83%
	U.S. Treasury Bond - 0.78%
80,000	8.880%, 08/15/2017	108,963
934,341	2.380%, 01/15/2025 (b)(h)	980,182
411,213	2.000%, 01/15/2026 (b)(h)	407,840
1,096,991	2.380%, 01/15/2027 (b)(h)	1,150,384
799,672	1.750%, 01/15/2028 (b)(h)	761,063
230,000	4.750%, 02/15/2037 (b)	237,583
1,930,000	4.380%, 02/15/2038 (b)	1,881,752
		5,527,767
	U.S. Treasury Note - 0.81%
390,000	4.000%, 08/31/2009	397,465
90,000	4.630%, 10/31/2011 (b)	94,493
170,000	4.500%, 03/31/2012 (b)	178,141
40,000	4.880%, 06/30/2012 (b)	42,519
627,691	2.000%, 01/15/2014 (b)(h)	666,578
22,789	2.000%, 07/15/2014 (h)	24,208
33,745	1.630%, 01/15/2015 (h)	34,860
132,505	1.880%, 07/15/2015 (b)(h)	138,789
508,606	2.000%, 01/15/2016 (b)(h)	535,864
436,043	2.500%, 07/15/2016 (b)(h)	476,582
2,715,106	2.630%, 07/15/2017 (b)(h)	2,999,768
90,000	4.750%, 08/15/2017	95,372
20,000	5.000%, 05/15/2037 (b)	21,500
		5,706,139
	U.S. Treasury Strip - 0.24%
3,640,000	Effective Yield, 6.709%, 11/15/2024 (b)	1,698,580

	Total U.S. Treasury Obligations (Cost $12,291,300)	12,932,486
Contracts
	PURCHAED OPTIONS - 0.00%
	Call Options - 0.00%
1	Eurodollar 90 Day Future
	Expiration: September, 2008, Exercise Price: $97.25	188

	Total Purchased Options (Cost $1,218)	188
Principal Amount
	SHORT TERM INVESTMENTS - 8.12%
	Repurchase Agreements - 5.25%
37,000,000	Lehman Brothers Repurchase Agreement
	2.100%, (Collateralized by Us. Government Agency Issue, Value $37,002,158, 0.000%, 01/15/2030) (e)	37,000,000
	U.S. Government Agency Issues - 0.21%
1,530,000	FNMA
	2.482%, 12/15/2008 (e)(f)	1,512,185
Shares
	Money Market Funds - 2.66%
18,755,054	Federated Prime Obligations Fund, 2.491% (e)	18,755,054

	Total Short Term Investments (Cost $57,272,745)	57,267,239
Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 9.17%
	Commercial Paper - 0.42%
$ 1,595,670	Sheffield Receivables Corp., 2.560%, 07/16/08 (c)	1,593,882
1,367,716	Thunder Bay Funding LLC, 2.591%, 07/15/08 (c)	1,366,280

	Total Commercial Paper (Cost $2,963,386)	2,960,162

	Corporate Bonds and Notes - 2.09%
3,419,290	Abbey National Trust, 3.379%, 02/13/09	3,422,436
3,191,337	Allstate Life Global Funding, 3.058%, 03/20/09	3,191,337
2,279,527	Bank of Scotland, 2.994%, 05/06/09	2,273,919
2,963,385	Barclays Bank, 3.362%, 03/16/09	2,962,733
1,139,763	Bayerische Landesbank, 2.541%, 08/23/08	1,139,763
1,709,645	Svenska Handelsbanken, 2.938%, 02/06/09	1,708,619

	Total Corporate Bonds and Notes (Cost $14,702,947)	14,698,807

	Corporate Paydown Securities - 0.74%
3,194,483	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/09 (k)	2,499,138
3,577,559	KKR Pacific West Holding Group Trust, 3.059%, 03/25/09 (k)	2,747,257

	Total Corporate Paydown Securities (Cost $6,772,042)	5,246,395
Shares
	Money Market Funds - 0.83%
2,659,801	AIM Short Term Liguid Asset Fund	2,659,801
3,191,337	Reserve Primary Fund	3,191,337

	Total Money Market Funds (Cost $5,851,138)	5,851,138
Principal Amount
	Principal Cash - 0.00%
$ 9,838	Principal Cash	9,838

	Total Principal Cash (Cost $9,838)	9,838

	Repurchase Agreements - 5.09%
5,698,817	Citigroup Global Repurchase Agreement, 2.550%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $5,829,311, 0.000% to 4.875%, 08/15/08 to 08/15/37)	5,698,817
9,118,107	Greenwich Capital Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $9,300,481, 0.000%,12/01/33 to 04/15/37)	9,118,107
8,548,225	ING Financial Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $,8,678,508 0.000%, 11/01/27 to 04/01/35)	8,548,225
8,548,225	JPMorgan Chase Repurchase Agreement, 2.700%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $8,753,810, 0.000% to 7.500%, 01/15/09 to 09/15/36)	8,548,225
3,989,173	Morgan Stanley Repurchase Agreement, 2.750%, 07/01/08
	(Collateralized by U.S. Government Agency Issues, value $4,182,932, 5.500% to 8.000%, 07/25/27 to 04/25/36)	3,989,173

	Total Repurchase Agreements (Cost $35,902,547)	35,902,547

	Total Investments Purchased as Securities Lending Collateral (Cost $66,201,898)	64,668,887

	Total Investments (Cost $873,414,975) - 119.66%	843,949,927
	Liabilities in Excess of Other Assets - (19.66)%	(138,664,298)
	TOTAL NET ASSETS - 100.00%	$705,285,629

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The market value of these securities total $54,566,674, which represents 7.74% of total net assets.
(d)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund's liquidity guidelines. The market value of these securities total $6,628,367, which represents 0.94% of total net assets.
(e)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2008.
(f)	Assigned as collateral for certain futures and options contracts.
(g)	Security purchased on a when-issued basis. On June 30, 2008, the total value of the investments purchased on a when-issued basis was
$87,776,035 or 12.45% of total net assets.
(h)	Represents a U.S. Treasury Inflation Protected Security.
(i)	Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid
(slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at June 30, 2008. The security is illiquid and represents less than 0.1% of net assets.
(j)	Credit linked note. Investment performance is wholly or partially derived from an underlying source.
(k)	As of June 30, 2008, the Adviser has fair valued this security. The market value of these securities were $7,631,154, which represent
1.08% of toal net assets

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

Cost of investments	$873,414,975
Gross unrealized appreciation	6,202,307
Gross unrealized depreciation	(35,667,355)
Net unrealized appreciation	($29,465,048)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Open Forward Currency Contracts
June 30, 2008
AssetMark Core Plus Fixed Income Fund
(Unaudited)

	Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Depreciation
	08/04/08	U.S. Dollars	2,654,374	Brazil Real	4,584,104	(183,368)
	07/09/08	U.S. Dollars	2,410,471	European Monetary Unit	1,554,676	(36,240)
	08/05/08	U.S. Dollars	793,075	European Monetary Unit	513,493	(13,759)
	08/15/08	U.S. Dollars	3,365,677	Hungary Forint	558,534,097	(344,704)
						$ (578,071)

Schedule of Open Futures Contracts
June 30, 2008
AssetMark Core Plus Fixed Income Fund
(Unaudited)

	Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
	Euro BOBL Futures	123	$20,441,642	Sep-08	$ (203,888)
	Euro EURIBOR Futures	31	$10,947,468	Sep-08	(191,948)
	Euro EURIBOR Futures	116	$43,490,101	Dec-08	(422,189)
	Euro SCHATZ Futures	108	$17,175,484	Sep-08	(119,467)
	Eurodollar 90 Day Futures	115	$27,858,584	Sep-08	49,042
	Eurodollar 90 Day Futures	61	$14,737,301	Dec-08	27,749
	Eurodollar 90 Day Futures	309	$74,941,369	Mar-09	(256,070)
	Eurodollar 90 Day Futures	23	$5,493,014	Jun-09	54,011
	Eurodollar 90 Day Futures	10	$2,399,325	Sep-09	6,050
	Fed Funds 30 Day Futures	102	$41,507,451	Nov-08	5,783
	LIBOR 90 Day Futures	44	$10,303,307	Sep-08	(151,931)
	LIBOR 90 Day Futures	97	$22,711,048	Dec-08	(375,286)
	LIBOR 90 Day Futures	84	$19,459,049	Mar-09	3,706
	U.S. Treasury 2 Year Note Futures	135	$28,514,130	Sep-08	(1,712)
	U.S. Treasury 5 Year Note Futures	321	$35,296,718	Sep-08	191,338
	U.S. Treasury 10 Year Note Futures	248	$27,792,068	Sep-08	460,558
	U.S. Treasury Long Bond Futures	179	$20,507,364	Sep-08	183,780
					$ (740,474)

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 2,948,147	$ (1,318,545)
Level 2 - Other significant observable inputs	833,370,626	—
Level 3 - Significant unobservable inputs	7,631,154	—
Total	$ 843,949,927	$ (1,318,545)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options and forward contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities	Other Financial Instruments
Balance as of March 31, 2008	$ 17,579,579	$ —
Accrued discounts/premiums*	(9,105,538)	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(842,887)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of June 30, 2008	$ 7,631,154	$ —

*Includes change in allocation of securities lending collateral pool.

Schedule of Investments
June 30, 2008
AssetMark Enhanced Fundamental Index Large Company Growth Fund
(Unaudited)

Shares		Value
	COMMON STOCKS - 95.77%
	Aerospace & Defense - 3.96%
322	Alliant Techsystems, Inc. (a)	$32,741
9,614	Boeing Co.	631,832
4,491	General Dynamics Corp.	378,142
1,897	Goodrich Corp.	90,032
12,836	Honeywell International, Inc.	645,394
3,352	KBR, Inc.	117,018
789	L-3 Communications Holdings, Inc.	71,696
5,043	Lockheed Martin Corp.	497,542
313	Precision Castparts Corp.	30,164
1,454	Rockwell Collins, Inc.	69,734
12,138	United Technologies Corp.	748,915
		3,313,210
	Air Freight & Logistics - 1.71%
1,130	C.H. Robinson Worldwide, Inc.	61,969
1,178	Expeditors International Washington, Inc.	50,654
5,456	FedEx Corp.	429,879
14,079	United Parcel Service, Inc.	865,436
1,117	UTI Worldwide, Inc.	22,284
		1,430,222
	Auto Components - 0.37%
1,376	BorgWarner, Inc.	61,067
1,587	Gentex Corp.	22,917
6,565	Johnson Controls, Inc.	188,284
2,689	Tenneco Automotive, Inc. (a)	36,382
		308,650
	Automobiles - 0.09%
2,012	Harley-Davidson, Inc.	72,955
	Beverages - 2.95%
6,314	Anheuser-Busch Companies, Inc.	392,226
449	Brown-Forman Corp. - Class B	33,931
20,724	The Coca-Cola Company	1,077,234
2,555	Constellation Brands, Inc. - Class A (a)	50,742
14,368	PepsiCo, Inc.	913,661
		2,467,794
	Biotechnology - 0.74%
5,215	Amgen, Inc. (a)	245,939
1,284	Biogen Idec, Inc. (a)	71,763
389	Charles River Laboratories International, Inc. (a)	24,865
2,006	Genentech, Inc. (a)	152,255
1,561	Gilead Sciences, Inc. (a)	82,655
1,094	Invitrogen Corp. (a)	42,951
		620,428
	Capital Markets - 2.13%
4,200	Ameriprise Financial, Inc.	170,814
203	BlackRock, Inc.	35,931
6,762	The Charles Schwab Corp.	138,892
29,404	E*Trade Financial Corp. (a)	92,329
631	Eaton Vance Corp.	25,089
929	Federated Investors, Inc.	31,976
1,867	Franklin Resources, Inc.	171,111
1,918	Goldman Sachs Group, Inc.	335,458
1,479	Janus Capital Group, Inc.	39,149
683	Lazard Ltd.	23,324
1,592	Legg Mason, Inc.	69,363
1,983	Northern Trust Corp.	135,974
1,440	Raymond James Financial, Inc.	38,002
3,384	State Street Corp.	216,542
957	T. Rowe Price Group, Inc.	54,042
9,631	TD Ameritrade Holding Corp. (a)	174,225
732	Waddell & Reed Financial, Inc.	25,627
		1,777,848
	Chemicals - 2.66%
1,295	Air Products & Chemicals, Inc.	128,024
786	Albemarle Corp.	31,369
1,366	Celanese Corp.	62,372
700	Cytec Industries, Inc.	38,192
16,828	E.I. du Pont de Nemours & Co.	721,753
2,058	Ecolab, Inc.	88,473
598	FMC Corp.	46,309
1,828	Hercules, Inc.	30,948
1,240	International Flavors & Fragrances, Inc.	48,434
1,328	Lubrizol Corp.	61,526
1,443	Monsanto Co.	182,453
711	Mosaic Co. (a)	102,882
1,789	Nalco Holding Company	37,837
3,989	PPG Industries, Inc.	228,849
1,286	Praxair, Inc.	121,193
4,019	Rohm & Haas Co.	186,642
436	Sigma-Aldrich Corp.	23,483
565	Terra Industries, Inc. (a)	27,883
1,154	Valhi, Inc.	31,447
1,240	Valspar Corp.	23,448
		2,223,517
	Commercial Banks - 1.50%
838	Bank of Hawaii Corp.	40,056
773	BOK Financial Corp.	41,317
1,169	City National Corp.	49,180
810	Cullen/Frost Bankers, Inc.	40,379
1,136	First Midwest Bancorp, Inc.	21,186
2,309	M&T Bank Corp.	162,877
17,071	Synovus Financial Corp.	149,030
25,864	U.S. Bancorp	721,347
475	Westamerica Bancorporation	24,980
		1,250,352
	Commercial Services & Supplies - 1.48%
1,824	ACCO Brands Corp. (a)	20,484
1,083	Apollo Group, Inc. (a)	47,934
1,775	Avery Dennison Corp.	77,976
494	The Brink's Co.	32,317
2,492	Career Education Corp. (a)	36,408
1,562	Cenveo, Inc. (a)	15,261
1,531	Cintas Corp.	40,587
272	The Dun & Bradstreet Corporation	23,838
714	Equifax, Inc.	24,005
5,412	H&R Block, Inc.	115,817
1,042	Herman Miller, Inc.	25,935
1,230	HNI Corp.	21,722
2,345	Manpower, Inc.	136,573
1,566	Monster Worldwide, Inc. (a)	32,275
4,900	Pitney Bowes, Inc.	167,090
2,382	Republic Services, Inc.	70,745
1,994	Robert Half International, Inc.	47,796
1,474	United Stationers, Inc. (a)	54,464
6,462	Waste Management, Inc.	243,682
		1,234,909
	Communications Equipment - 1.68%
676	Belden, Inc.	22,903
19,479	Cisco Systems, Inc. (a)	453,081
4,461	Corning, Inc.	102,826
447	Harris Corp.	22,569
4,795	Juniper Networks, Inc. (a)	106,353
73,758	Motorola, Inc.	541,384
2,848	QUALCOMM, Inc.	126,366
6,731	Tellabs, Inc. (a)	31,299
		1,406,781
	Computers & Peripherals - 5.59%
1,494	Apple Inc. (a)	250,155
31,495	Dell, Inc. (a)	689,111
1,315	Diebold, Inc.	46,788
11,726	EMC Corp. (a)	172,255
29,200	Hewlett-Packard Company	1,290,932
13,914	International Business Machines Corp.	1,649,226
2,672	Lexmark International, Inc. (a)	89,325
3,499	NCR Corp. (a)	88,175
2,468	NetApp, Inc. (a)	53,457
1,452	SanDisk Corp. (a)	27,152
8,063	Seagate Technology	154,245
10,223	Sun Microsystems, Inc. (a)	111,226
1,441	Western Digital Corp. (a)	49,758
		4,671,805
	Construction & Engineering - 0.51%
1,098	AECOM Technology Corp. (a)	35,718
669	Fluor Corp.	124,487
449	Foster Wheeler Ltd. (a)	32,844
973	Granite Construction, Inc.	30,679
840	Jacobs Engineering Group, Inc. (a)	67,788
871	Quanta Services, Inc. (a)	28,978
845	The Shaw Group Inc. (a)	52,213
1,305	URS Corp. (a)	54,771
		427,478
	Construction Materials - 0.11%
299	Martin Marietta Materials, Inc.	30,973
1,005	Vulcan Materials Co.	60,079
		91,052
	Consumer Finance - 0.50%
9,837	American Express Co.	370,560
2,605	SLM Corp. (a)	50,407
		420,967
	Containers & Packaging - 0.52%
803	Ball Corp.	38,335
3,314	Crown Holdings, Inc. (a)	86,131
512	Greif, Inc.	32,783
1,664	Owens-Illinois, Inc. (a)	69,372
2,904	Pactiv Corp. (a)	61,652
3,097	Sealed Air Corp.	58,874
7,770	Temple-Inland, Inc.	87,568
		434,715
	Distributors - 0.20%
4,175	Genuine Parts Co.	165,664
	Diversified Financial Services - 0.13%
56	CME Group, Inc.	21,459
1,543	Moody's Corp.	53,141
719	NYSE Euronext	36,424
		111,024
	Electric Utilities - 1.87%
935	Allegheny Energy, Inc.	46,853
2,375	DPL, Inc.	62,652
8,733	Exelon Corp.	785,621
5,875	FirstEnergy Corp.	483,689
3,610	PPL Corp.	188,695
		1,567,510
	Electrical Equipment - 0.77%
645	Acuity Brands, Inc.	31,012
2,739	Cooper Industries Ltd.	108,190
6,326	Emerson Electric Co.	312,821
377	General Cable Corp. (a)	22,940
957	Hubbell, Inc.	38,156
2,173	Rockwell Automation, Inc.	95,025
867	Thomas & Betts Corp. (a)	32,816
		640,960
	Electronic Equipment & Instruments - 0.25%
2,388	Agilent Technologies, Inc. (a)	84,870
398	Anixter International, Inc. (a)	23,677
2,668	AVX Corp.	30,175
328	Mettler Toledo International, Inc. (a)	31,114
1,546	Molex, Inc.	37,738
		207,574
	Energy Equipment & Services - 1.58%
1,544	Baker Hughes, Inc.	134,853
1,376	BJ Services Co.	43,949
1,090	Cameron International Corp. (a)	60,332
307	Diamond Offshore Drilling	42,716
673	Dresser-Rand Group, Inc. (a)	26,314
447	ENSCO International, Inc.	36,091
677	FMC Technologies, Inc. (a)	52,082
1,369	Global Industries Ltd. (a)	24,546
6,295	Halliburton Co.	334,076
875	Helix Energy Solutions Group, Inc. (a)	36,435
927	National-Oilwell Varco, Inc. (a)	82,243
528	Noble Corp.	34,299
538	Pride International, Inc. (a)	25,442
564	Rowan Companies, Inc.	26,367
1,670	Schlumberger Ltd.	179,408
413	Smith International, Inc.	34,337
373	Tidewater, Inc.	24,256
333	Transocean Inc. (a)	50,746
1,502	Weatherford International Ltd. (a)	74,484
		1,322,976
	Food & Staples Retailing - 0.94%
12,650	SYSCO Corp.	348,002
1,205	United Natural Foods, Inc. (a)	23,473
11,641	Walgreen Co.	378,449
1,614	Whole Foods Market, Inc.	38,236
		788,160
	Food Products - 3.28%
8,900	Archer-Daniels-Midland Co.	300,375
5,728	Campbell Soup Co.	191,659
14,789	ConAgra Foods, Inc.	285,132
596	Corn Products International, Inc.	29,269
2,664	General Mills, Inc.	161,891
3,874	Hershey Foods Corp.	126,990
5,097	HJ Heinz Co.	243,891
1,634	Hormel Foods Corp.	56,553
5,387	Kellogg Co.	258,684
24,482	Kraft Foods, Inc.	696,513
1,121	McCormick & Co, Inc.	39,975
19,669	Sara Lee Corp.	240,945
1,451	Wm. Wrigley Jr. Co.	112,859
		2,744,736
	Gas Utilities - 0.16%
324	Energen Corp.	25,282
821	Equitable Resources, Inc.	56,698
729	Questar Corp.	51,788
		133,768
	Health Care Equipment & Supplies - 1.45%
5,038	Baxter International, Inc.	322,130
473	Beckman Coulter, Inc.	31,942
1,375	Becton, Dickinson & Co.	111,787
6,765	Boston Scientific Corp. (a)	83,142
651	C.R. Bard, Inc.	57,255
656	Dentsply International, Inc.	24,141
434	Edwards Lifesciences Corp. (a)	26,925
1,671	Hospira, Inc. (a)	67,024
615	Kinetic Concepts, Inc. (a)	24,545
4,355	Medtronic, Inc.	225,371
1,443	St. Jude Medical, Inc. (a)	58,990
1,187	Stryker Corp.	74,639
720	Varian Medical Systems, Inc. (a)	37,332
951	Zimmer Holdings, Inc. (a)	64,715
		1,209,938
	Health Care Providers & Services - 2.75%
5,877	Aetna, Inc.	238,195
6,307	Cigna Corp.	223,205
2,921	Coventry Health Care, Inc. (a)	88,857
843	DaVita, Inc. (a)	44,788
2,703	Express Scripts, Inc. (a)	169,532
4,969	Health Net, Inc. (a)	119,554
972	Henry Schein, Inc. (a)	50,126
709	Laboratory Corporation of America Holdings (a)	49,368
955	Lincare Holdings, Inc. (a)	27,122
9,304	Medco Health Solutions, Inc. (a)	439,149
1,070	Patterson Companies, Inc. (a)	31,447
1,210	Quest Diagnostics	58,649
4,123	Service Corp. International	40,653
19,691	Tenet Healthcare Corp. (a)	109,482
20,990	UnitedHealth Group, Inc.	550,987
542	Universal Health Services, Inc.	34,265
741	WellCare Health Plans, Inc. (a)	26,787
		2,302,166
	Health Care Technology - 0.04%
1,422	IMS Health, Inc.	33,133
	Hotels, Restaurants & Leisure - 1.40%
2,195	Boyd Gaming Corp.	27,569
1,752	Burger King Holdings, Inc.	46,936
2,392	Darden Restaurants, Inc.	76,401
2,246	International Game Technology	56,105
1,384	Jack in the Box, Inc. (a)	31,015
4,992	Marriott International, Inc. - Class A	130,990
6,882	McDonald's Corp.	386,906
2,232	MGM Mirage (a)	75,642
3,896	Starbucks Corp. (a)	61,323
2,369	Starwood Hotels & Resorts Worldwide, Inc.	94,926
1,453	Wendy's International, Inc.	39,551
4,073	Yum! Brands, Inc.	142,922
		1,170,286
	Household Durables - 0.57%
1,580	The Black & Decker Corp.	90,866
1,918	Brookfield Homes Corp.	23,553
1,421	Fortune Brands, Inc.	88,685
941	Harman International Industries, Inc.	38,948
8,775	Newell Rubbermaid, Inc.	147,332
615	Snap-On, Inc.	31,986
1,273	The Stanley Works	57,068
		478,438
	Household Products - 2.51%
2,504	Clorox Co.	130,709
5,469	Colgate-Palmolive Co.	377,908
639	Energizer Holdings, Inc. (a)	46,704
8,870	Kimberly-Clark Corp.	530,249
16,692	Procter & Gamble Co.	1,015,040
		2,100,610
	Independent Power Producers & Energy Traders - 0.71%
10,173	The AES Corp. (a)	195,423
2,991	Constellation Energy Group, Inc.	245,561
3,507	Dynegy Inc. (a)	29,985
3,081	Mirant Corp. (a)	120,621
		591,590
	Industrial Conglomerates - 2.91%
9,323	3M Company	648,788
808	Carlisle Companies, Inc.	23,432
56,214	General Electric Co.	1,500,352
537	McDermott International, Inc. (a)	33,235
868	Teleflex, Inc.	48,252
3,678	Textron, Inc.	176,286
		2,430,345
	Insurance - 1.36%
4,247	AON Corp.	195,107
1,942	Arthur J. Gallagher & Co.	46,802
862	Erie Indemnity Co.	39,782
9,837	Loews Corp.	461,355
8,998	Marsh & McLennan Companies, Inc.	238,897
501	ProAssurance Corp. (a)	24,103
226	White Mountains Insurance Group Ltd.	96,954
881	Zenith National Insurance Corp.	30,976
		1,133,976
	Internet & Catalog Retail - 0.29%
1,119	Amazon.com, Inc. (a)	82,056
5,769	eBay, Inc. (a)	157,667
		239,723
	Internet Software & Services - 0.27%
177	Google, Inc. (a)	93,176
860	VeriSign, Inc. (a)	32,508
4,735	Yahoo!, Inc. (a)	97,825
		223,509
	IT Services - 1.39%
5,640	Accenture Ltd.	229,661
909	Affiliated Computer Services, Inc. (a)	48,622
425	Alliance Data Systems Corp. (a)	24,034
6,291	Automatic Data Processing, Inc.	263,593
2,556	Broadridge Financial Solutions, Inc.	53,804
415	DST Systems, Inc. (a)	22,846
860	Fidelity National Information Services, Inc.	31,743
2,081	Fiserv, Inc. (a)	94,415
1,291	Hewitt Associates, Inc. (a)	49,484
1,110	Iron Mountain, Inc. (a)	29,470
219	Mastercard, Inc.	58,149
3,584	Paychex, Inc.	112,107
1,766	Total System Services, Inc.	39,240
3,279	Western Union Co.	81,057
951	Wright Express Corp. (a)	23,585
		1,161,810
	Leisure Equipment & Products - 0.27%
1,857	Hasbro, Inc.	66,332
7,428	Mattel, Inc.	127,167
757	Polaris Industries, Inc.	30,568
		224,067
	Life Sciences Tools & Services - 0.17%
1,261	Applera Corp. - Applied Biosystems Group	42,218
312	Covance, Inc. (a)	26,838
721	Thermo Electron Corp. (a)	40,181
529	Waters Corp. (a)	34,121
		143,358
	Life Sciences Tools & Supplies - 0.05%
1,500	PerkinElmer, Inc.	41,775
	Machinery - 2.69%
5,235	Caterpillar, Inc.	386,448
817	Crane Co.	31,479
2,065	Cummins, Inc.	135,299
839	Danaher Corp.	64,855
1,924	Deere & Co.	138,778
532	Donaldson Company, Inc.	23,748
1,621	Dover Corp.	78,408
2,108	Eaton Corp.	179,117
404	Flowserve Corp.	55,227
707	Harsco Corp.	38,468
3,574	Illinois Tool Works, Inc.	169,801
5,411	Ingersoll-Rand Co.	202,534
1,838	ITT Industries, Inc.	116,400
412	Joy Global, Inc.	31,242
709	Kennametal, Inc.	23,078
864	Manitowoc Co.	28,106
712	Oshkosh Corp.	14,731
4,782	Paccar, Inc.	200,031
855	Pall Corp.	33,926
1,203	Parker Hannifin Corp.	85,798
985	Pentair, Inc.	34,495
670	SPX Corp.	88,259
1,335	Terex Corp. (a)	68,579
694	Toro Co.	23,089
		2,251,896
	Marine - 0.03%
528	Alexander & Baldwin, Inc.	24,050
	Media - 3.14%
3,981	Clear Channel Communications, Inc.	140,131
1,817	Clear Channel Outdoor Holdings, Inc. (a)	32,397
42,425	Comcast Corp.	804,802
8,276	DIRECTV Group, Inc. (a)	214,431
1,653	Discovery Holding Co. (a)	36,300
3,514	Dish Network Corp. (a)	102,890
923	The E.W. Scripps Company	38,342
744	Getty Images, Inc. (a)	25,244
5,502	Interpublic Group of Companies, Inc. (a)	47,317
2,287	Liberty Global, Inc. (a)	71,881
4,458	McGraw-Hill Companies, Inc.	178,855
30,103	News Corporation	452,749
4,492	Omnicom Group, Inc.	201,601
5,648	Viacom, Inc. (a)	172,490
5,184	Warner Music Group Corp.	37,014
116	The Washington Post Company - Class B	68,080
		2,624,524
	Metals & Mining - 0.78%
590	AK Steel Holding Corp.	40,710
912	Allegheny Technologies, Inc.	54,064
534	Carpenter Technology	23,309
286	Cleveland-Cliffs, Inc.	34,088
1,254	Commercial Metals Co.	47,276
575	Consol Energy, Inc.	64,613
2,270	Newmont Mining Corp.	118,403
722	Peabody Energy Corp.	63,572
1,940	Southern Copper Corp.	206,862
		652,897
	Multiline Retail - 1.30%
2,102	Big Lots, Inc. (a)	65,666
981	Dollar Tree, Inc. (a)	32,069
3,780	Family Dollar Stores, Inc.	75,373
6,818	J.C. Penney Co., Inc.	247,425
4,225	Kohl's Corp. (a)	169,169
3,196	Nordstrom, Inc.	96,839
8,699	Target Corp.	404,417
		1,090,958
	Multi-Utilities - 0.53%
973	NRG Energy, Inc. (a)	41,742
8,778	Public Service Enterprise Group, Inc.	403,173
		444,915
	Office Electronics - 0.25%
15,645	Xerox Corp.	212,146
	Oil & Gas - 9.13%
689	EOG Resources, Inc.	90,397
75,072	Exxon Mobil Corp.	6,616,095
621	Foundation Coal Holdings, Inc.	55,008
1,587	Frontier Oil Corp.	37,945
839	Holly Corp.	30,976
1,159	Murphy Oil Corp.	113,640
1,180	Pioneer Natural Resources Co.	92,371
477	Plains Exploration & Production Co. (a)	34,807
7,722	Spectra Energy Corp.	221,930
3,550	Western Refining, Inc.	42,032
6,089	Williams Companies, Inc.	245,448
834	XTO Energy, Inc.	57,137
		7,637,786
	Paper & Forest Products - 0.52%
18,681	International Paper Co.	435,267
	Personal Products - 0.49%
1,885	Alberto-Culver Co.	49,519
4,871	Avon Products, Inc.	175,453
2,129	The Estee Lauder Cos., Inc.	98,892
670	Herbalife Ltd.	25,963
1,039	NBTY, Inc. (a)	33,310
1,565	Nu Skin Enterprises, Inc.	23,350
		406,487
	Pharmaceuticals - 7.82%
6,914	Abbott Laboratories	366,235
1,048	Alpharma, Inc. (a)	23,611
51,900	Bristol-Myers Squibb Co.	1,065,507
15,815	Eli Lilly & Co.	730,020
1,373	Endo Pharmaceuticals Holdings Inc. (a)	33,213
2,067	Forest Laboratories, Inc. (a)	71,808
876	Genzyme Corp. (a)	63,090
23,443	Johnson & Johnson	1,508,323
42,616	Merck & Co., Inc.	1,606,197
9,091	Schering Plough Corp.	179,002
1,641	Valeant Pharmaceuticals International (a)	28,077
17,940	Wyeth	860,402
		6,535,485
	Real Estate - 0.07%
390	Jones Lang LaSalle, Inc.	23,474
744	Rayonier, Inc.	31,590
		55,064
	Road & Rail - 1.86%
3,721	Burlington Northern Santa Fe Corp.	371,691
3,899	CSX Corp.	244,896
13,583	Hertz Global Holdings, Inc. (a)	130,397
756	JB Hunt Transport Services, Inc.	25,160
536	Kansas City Southern (a)	23,578
463	Landstar System, Inc.	25,567
4,706	Norfolk Southern Corp.	294,925
5,834	Union Pacific Corp.	440,467
		1,556,681
	Semiconductor & Semiconductor Equipment - 2.50%
1,896	Altera Corp.	39,247
2,036	Analog Devices, Inc.	64,684
9,455	Applied Materials, Inc.	180,496
3,298	Broadcom Corp. (a)	90,002
2,566	Fairchild Semiconductor International, Inc. (a)	30,099
41,581	Intel Corp.	893,160
1,080	International Rectifier Corp. (a)	20,736
1,650	KLA-Tencor Corp.	67,172
907	Lam Research Corp. (a)	32,788
1,515	Linear Technology Corp.	49,344
5,021	LSI Logic Corp. (a)	30,829
1,722	Marvell Technology Group Ltd. (a)	30,411
2,356	Maxim Integrated Products, Inc.	49,829
643	MEMC Electronic Materials, Inc. (a)	39,570
1,082	Microchip Technology, Inc.	33,044
2,395	National Semiconductor Corp.	49,193
1,677	NVIDIA Corp. (a)	31,394
4,253	ON Semiconductor Corp. (a)	39,000
3,001	Teradyne, Inc. (a)	33,221
8,806	Texas Instruments, Inc.	247,977
1,533	Xilinx, Inc.	38,708
		2,090,904
	Software - 4.51%
611	Adobe Systems, Inc. (a)	24,067
2,129	Amdocs Ltd. (a)	62,635
864	Autodesk, Inc. (a)	29,212
879	BMC Software, Inc. (a)	31,644
3,864	CA, Inc.	89,220
3,857	Cadence Design Systems, Inc. (a)	38,956
795	Citrix Systems, Inc. (a)	23,381
3,915	Compuware Corp. (a)	37,349
2,310	Electronic Arts, Inc. (a)	102,633
2,411	Intuit, Inc. (a)	66,471
909	McAfee, Inc. (a)	30,933
95,017	Microsoft Corp.	2,613,918
26,779	Oracle Corp. (a)	562,359
809	Sybase, Inc. (a)	23,801
1,336	Synopsys, Inc. (a)	31,944
		3,768,523
	Specialty Retail - 3.25%
491	Abercrombie & Fitch Co. - Class A	30,776
1,311	Advance Auto Parts	50,906
1,546	American Eagle Outfitters	21,072
1,673	AnnTaylor Stores Corp. (a)	40,085
920	AutoZone, Inc. (a)	111,329
2,876	Bed Bath & Beyond, Inc. (a)	80,816
8,201	Best Buy Co., Inc.	324,760
1,532	CarMax, Inc. (a)	21,739
1,559	Dick's Sporting Goods, Inc. (a)	27,657
1,073	GameStop Corp. (a)	43,349
14,793	The Gap Inc.	246,599
22,633	Home Depot, Inc.	530,065
8,085	Limited Brands, Inc.	136,232
13,339	Lowe's Companies, Inc.	276,784
1,352	Men's Wearhouse, Inc.	22,024
1,000	O'Reilly Automotive, Inc. (a)	22,350
2,672	Pacific Sunwear Of California, Inc. (a)	22,792
1,533	PetSmart, Inc.	30,583
1,644	Ross Stores, Inc.	58,395
3,741	Sally Beauty Holdings, Inc. (a)	24,167
2,361	The Sherwin-Williams Co.	108,441
9,378	Staples, Inc.	222,727
720	Tiffany & Co.	29,340
6,272	The TJX Companies, Inc.	197,380
1,876	Williams-Sonoma, Inc.	37,220
		2,717,588
	Textiles, Apparel & Luxury Goods - 0.71%
1,032	Coach, Inc. (a)	29,804
527	Fossil, Inc. (a)	15,320
1,293	Hanesbrands, Inc. (a)	35,092
5,164	Nike, Inc.	307,826
622	Phillips-Van Heusen Corp.	22,778
803	Polo Ralph Lauren Corp.	50,412
2,121	Timberland Co. (a)	34,678
1,389	VF Corp.	98,869
		594,779
	Tobacco - 4.12%
144,277	Altria Group, Inc.	2,966,335
1,512	Lorillard, Inc.	104,570
4,276	Reynolds American, Inc.	199,561
2,807	UST, Inc.	153,290
1,469	Vector Group Ltd.	23,695
		3,447,451
	Trading Companies & Distributors - 0.11%
1,137	W.W. Grainger, Inc.	93,007
	Wireless Telecommunication Services - 0.14%
568	American Tower Corp. - Class A (a)	23,998
832	NII Holdings, Inc. (a)	39,512
989	United States Cellular Corp. (a)	55,928
		119,438

	Total Common Stocks (Cost $85,599,090)	80,079,625

	REAL ESTATE INVESTMENT TRUSTS - 0.92%
	Real Estate Investment Trusts - 0.92%
440	AvalonBay Communities, Inc.	39,230
952	Boston Properties, Inc.	85,889
701	Camden Property Trust	31,026
1,586	Developers Diversified Realty Corp.	55,050
1,110	Duke Realty Corp.	24,920
1,433	Equity Residential	54,841
855	First Industrial Realty Trust, Inc.	23,487
1,097	General Growth Properties, Inc.	38,428
506	Kilroy Realty Corp.	23,797
697	Kimco Realty Corp.	24,060
1,342	Plum Creek Timber Co., Inc.	57,317
863	ProLogis	46,904
519	Public Storage, Inc.	41,930
1,082	Regency Centers Corp.	63,968
885	Simon Property Group, Inc.	79,553
904	Vornado Realty Trust	79,552
		769,952

	Total Real Estate Investment Trusts (Cost $836,882)	769,952

	SHORT TERM INVESTMENTS - 2.64%
	Money Market Funds - 2.64%
2,210,073	Federated Prime Obligations Fund, 2.491% (b)	2,210,073

	Total Short Term Investments (Cost $2,210,073)	2,210,073

	Total Investments (Cost $88,646,045) - 99.33%	83,059,650
	Other Assets in Excess of Liabilities - 0.67%	562,501
	TOTAL NET ASSETS - 100.00%	$83,622,151

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2008.

	The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$88,646,045
	Gross unrealized appreciation	2,990,068
	Gross unrealized depreciation	(8,576,463)
	Net unrealized depreciation	($5,586,395)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Open Futures Contracts
June 30, 2008
AssetMark Enhanced Fundamental Index Large Company Growth Fund
(Unaudited)

	Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Depreciation
	S&P 500 Mini Futures	42	2,609,857	Sep-08	$ (112,230)

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 80,849,577	$ (112,230)
Level 2 - Other significant observable inputs	2,210,073	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 83,059,650	$ (112,230)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
June 30, 2008
AssetMark Enhanced Fundamental Index Large Company Value Fund
(Unaudited)

Shares		Value
	COMMON STOCKS - 95.68%
	Aerospace & Defense - 1.14%
6,235	Northrop Grumman Corp.	$417,121
5,553	Raytheon Co.	312,523
		729,644
	Air Freight & Logistics - 0.10%
350	Atlas Air Worldwide Holdings, Inc. (a)	17,311
671	Ryder System, Inc.	46,218
		63,529
	Airlines - 0.64%
1,076	Alaska Air Group, Inc. (a)	16,506
19,095	AMR Corp. (a)	97,766
3,878	Continental Airlines, Inc. (a)	39,207
16,427	ExpressJet Holdings, Inc. (a)	9,035
9,345	Southwest Airlines Co.	121,859
12,932	UAL Corp.	67,505
23,813	US Airways Group, Inc. (a)	59,532
		411,410
	Auto Components - 0.82%
1,656	American Axle & Manufacturing Holdings, Inc.	13,231
4,258	ArvinMeritor, Inc.	53,140
1,137	Autoliv, Inc.	53,007
2,253	Cooper Tire & Rubber Co.	17,664
1,699	Exide Technologies (a)	28,475
4,981	Goodyear Tire & Rubber Co. (a)	88,811
5,876	Lear Corp. (a)	83,322
1,255	Modine Manufacturing Co.	15,524
7,614	TRW Automotive Holdings Corp. (a)	140,631
13,221	Visteon Corp. (a)	34,771
		528,576
	Automobiles - 1.67%
94,288	Ford Motor Co. (a)	453,525
51,641	General Motors Corp.	593,871
1,026	Thor Industries, Inc.	21,813
		1,069,209
	Beverages - 0.64%
11,431	Coca-Cola Enterprises, Inc.	197,756
1,199	Molson Coors Brewing Co.	65,142
4,547	Pepsi Bottling Group, Inc.	126,952
1,188	PepsiAmericas, Inc.	23,499
		413,349
	Building Products - 0.62%
1,698	Armstrong World Industries, Inc.	49,616
1,055	Lennox International, Inc.	30,553
8,784	Masco Corp.	138,172
5,407	Owens Corning (a)	123,009
1,964	USG Corp. (a)	58,075
		399,425
	Capital Markets - 1.31%
1,973	Allied Capital Corp.	27,405
697	American Capital Strategies Ltd.	16,568
7,785	The Bank of New York Mellon Corp.	294,506
4,206	Lehman Brothers Holdings, Inc.	83,321
5,205	Merrill Lynch & Co., Inc.	165,050
6,565	Morgan Stanley	236,800
552	Piper Jaffray Cos. (a)	16,190
		839,840
	Chemicals - 1.85%
2,258	Ashland, Inc.	108,836
893	Cabot Corp.	21,709
5,360	Chemtura Corp.	31,302
19,771	The Dow Chemical Co.	690,206
1,446	Eastman Chemical Co.	99,571
687	GenTek, Inc. (a)	18,473
5,934	Huntsman Corp.	67,648
1,588	Olin Corp.	41,574
552	Rockwood Holdings, Inc. (a)	19,210
1,757	RPM International, Inc.	36,194
840	The Scotts Co.	14,759
1,179	Westlake Chemical Corp.	17,520
786	WR Grace & Co. (a)	18,463
		1,185,465
	Commercial Banks - 12.82%
1,833	Associated Banc-Corp	35,359
1,279	BancorpSouth, Inc.	22,370
116,915	Bank of America Corp.	2,790,761
12,052	BB&T Corp.	274,424
6,603	Citizens Banking Corp.	18,620
10,389	The Colonial BancGroup, Inc.	45,919
5,815	Comerica, Inc.	149,038
948	Commerce Bancshares, Inc.	37,598
36,592	Fifth Third Bancorp	372,506
2,326	First Bancorp Puerto Rico	14,747
134	First Citizens BancShares, Inc.	18,692
1,932	First Commonwealth Financial Corp.	18,026
11,431	First Horizon National Corp.	84,932
1,761	FirstMerit Corp.	28,722
3,799	Fulton Financial Corp.	38,180
16,526	Huntington Bancshares, Inc.	95,355
13,465	KeyCorp	147,846
4,524	Marshall & Ilsley Corp.	69,353
53,966	National City Corp.	257,418
1,230	Old National Bancorp	17,540
318	Park National Corp.	17,140
5,226	PNC Financial Services Group	298,405
6,474	Popular, Inc.	42,664
29,152	Regions Financial Corp.	318,048
6,387	The South Financial Group, Inc.	25,037
10,580	SunTrust Banks, Inc.	383,208
1,261	Susquehanna Bancshares, Inc.	17,263
2,664	TCF Financial Corp.	32,048
1,442	Trustmark Corp.	25,451
2,907	UnionBanCal Corp.	117,501
800	United Bankshares, Inc.	18,360
1,154	Valley National Bancorp	18,199
18,444	W Holding Co., Inc.	15,677
52,115	Wachovia Corp.	809,346
58,937	Wells Fargo & Co.	1,399,754
1,414	Whitney Holding Corp.	25,876
1,069	Wilmington Trust Corp.	28,264
2,848	Zions Bancorporation	89,683
		8,219,330
	Commercial Services & Supplies - 0.93%
968	ABM Industries, Inc.	21,538
6,474	Allied Waste Industries, Inc. (a)	81,702
6,089	Avis Budget Group (a)	50,965
993	Deluxe Corp.	17,695
3,054	IKON Office Solutions, Inc.	34,449
1,583	Kelly Services, Inc.- Class A	30,599
1,052	PHH Corp. (a)	16,148
2,945	RR Donnelley & Sons Co.	87,437
4,498	SAIC, Inc. (a)	93,603
4,150	Spherion Corp. (a)	19,173
3,407	Steelcase, Inc.	34,172
3,696	United Rentals, Inc. (a)	72,479
660	Viad Corp.	17,022
1,459	Volt Information Sciences, Inc. (a)	17,377
		594,359
	Computers & Peripherals - 0.06%
804	Imation Corp.	18,428
3,539	Palm, Inc.	19,075
		37,503
	Construction & Engineering - 0.06%
1,467	EMCOR Group, Inc. (a)	41,853
	Consumer Finance - 0.48%
4,614	Capital One Financial Corp.	175,378
9,827	Discover Financial Services	129,422
		304,800
	Containers & Packaging - 0.24%
1,346	Bemis Co.	30,177
1,449	Packaging Corp. of America	31,168
11,100	Smurfit-Stone Container Corp. (a)	45,177
1,632	Sonoco Products Co.	50,511
		157,033
	Distributors - 0.05%
1,226	Core-Mark Holding Co., Inc. (a)	32,121
	Diversified Financial Services - 5.09%
3,390	CIT Group, Inc.	23,086
90,718	Citigroup, Inc.	1,520,434
756	GATX Corp.	33,513
678	Interactive Brokers Group, Inc. (a)	21,784
44,238	J.P. Morgan Chase & Co.	1,517,806
3,499	Principal Financial Group, Inc.	146,853
		3,263,476
	Diversified Telecommunication Services - 5.61%
13,864	AT&T Inc.	467,078
1,425	CenturyTel, Inc.	50,716
4,849	Cincinnati Bell, Inc. (a)	19,299
7,295	Citizens Communications Co.	82,725
2,421	Embarq Corp.	114,441
53,760	Qwest Communications International	211,277
63,379	Sprint Corp.	602,100
57,955	Verizon Communications, Inc.	2,051,607
		3,599,243
	Electric Utilities - 6.33%
467	ALLETE, Inc.	19,614
2,337	Alliant Energy Corp.	80,066
3,792	Ameren Corp.	160,136
9,165	American Electric Power Co, Inc.	368,708
6,316	CenterPoint Energy, Inc.	101,372
533	CH Energy Group, Inc.	18,959
1,081	Cleco Corp.	25,220
5,044	Consolidated Edison, Inc.	197,170
4,928	DTE Energy Co.	209,144
6,469	Edison International	332,377
3,000	Entergy Corp.	361,440
2,465	FPL Group, Inc.	161,655
1,010	Great Plains Energy, Inc.	25,533
2,040	Hawaiian Electric Industries, Inc.	50,449
653	IDACORP, Inc.	18,865
2,576	Northeast Utilities	65,765
2,417	NSTAR	81,743
2,271	OGE Energy Corp.	72,014
3,564	Pepco Holdings, Inc.	91,417
7,463	PG&E Corp.	296,207
3,208	Pinnacle West Capital Corp.	98,710
1,444	PNM Resources, Inc.	17,270
1,689	Portland General Electric Co.	38,036
7,304	Progress Energy, Inc.	305,526
1,694	Puget Energy, Inc.	40,639
3,033	Reliant Energy, Inc. (a)	64,512
1,940	Sierra Pacific Resources	24,657
10,046	The Southern Co.	350,806
1,899	TECO Energy, Inc.	40,810
607	Unisource Energy Corp.	18,823
2,282	Westar Energy, Inc.	49,086
1,255	Wisconsin Energy Corp.	56,751
10,704	Xcel Energy, Inc.	214,829
		4,058,309
	Electronic Equipment & Instruments - 1.58%
3,936	Arrow Electronics, Inc. (a)	120,914
3,454	Avnet, Inc. (a)	94,225
1,154	Benchmark Electronics, Inc. (a)	18,856
12,170	Ingram Micro, Inc. (a)	216,018
5,258	Jabil Circuit, Inc.	86,284
50,944	Sanmina-SCI Corporation (a)	65,208
1,817	SYNNEX Corp. (a)	45,589
5,006	Tech Data Corp. (a)	169,653
4,573	Tyco Electronics Ltd.	163,805
3,958	Vishay Intertechnology, Inc. (a)	35,107
		1,015,659
	Energy Equipment & Services - 0.09%
835	Nabors Industries Ltd. (a)	41,107
223	SEACOR Holdings, Inc. (a)	19,961
		61,068
	Food & Staples Retailing - 5.83%
1,737	BJ's Wholesale Club, Inc. (a)	67,222
6,997	Costco Wholesale Corp.	490,769
3,004	CVS Corp.	118,868
1,730	Great Atlantic & Pacific Tea Co. (a)	39,479
20,340	The Kroger Co.	587,216
798	Longs Drug Stores Corp.	33,604
730	Nash Finch Co.	25,017
53,467	Rite Aid Corp. (a)	85,012
6,775	Safeway, Inc.	193,426
1,840	Supervalu, Inc.	56,838
36,313	Wal-Mart Stores, Inc.	2,040,791
		3,738,242
	Food Products - 0.49%
772	Bunge Ltd.	83,137
793	Chiquita Brands International, Inc. (a)	12,030
2,465	Dean Foods Co. (a)	48,363
1,223	Fresh Del Monte Produce, Inc. (a)	28,826
520	The JM Smucker Co.	21,133
1,743	Pilgrim's Pride Corp.	22,641
1,688	Smithfield Foods, Inc. (a)	33,557
4,286	Tyson Foods, Inc.	64,033
		313,720
	Gas Utilities - 0.84%
1,512	AGL Resources, Inc.	52,285
1,203	Atmos Energy Corp.	33,167
722	National Fuel Gas Co.	42,945
1,001	New Jersey Resources Corp.	32,683
1,263	Nicor, Inc.	53,791
10,258	NiSource, Inc.	183,823
451	Northwest Natural Gas Co.	20,863
1,009	Piedmont Natural Gas Co.	26,396
654	Southwest Gas Corp.	19,443
1,525	UGI Corp.	43,783
772	WGL Holdings, Inc.	26,819
		535,998
	Health Care Equipment & Supplies - 0.24%
3,168	Covidien Ltd.	151,715
	Health Care Providers & Services - 3.31%
1,110	AMERIGROUP Corp. (a)	23,088
7,910	AmerisourceBergen Corp.	316,321
8,936	Cardinal Health, Inc.	460,919
579	Community Health Systems, Inc. (a)	19,095
951	Emergency Medical Services Corp. (a)	21,521
3,949	Health Management Associates, Inc. - Class A (a)	25,708
3,225	Humana, Inc. (a)	128,258
1,984	Kindred Healthcare, Inc. (a)	57,060
730	Magellan Health Services, Inc. (a)	27,032
8,489	McKesson Corp.	474,620
1,632	Omnicare, Inc.	42,791
434	Owens & Minor, Inc.	19,830
10,574	Wellpoint, Inc. (a)	503,957
		2,120,200
	Hotels, Restaurants & Leisure - 0.45%
1,361	Brinker International, Inc.	25,723
5,030	Carnival Corp.	165,789
1,802	Royal Caribbean Cruises Ltd.	40,491
3,109	Wyndham Worldwide Corp.	55,682
		287,685
	Household Durables - 1.55%
1,448	American Greetings	17,868
3,483	Beazer Homes USA, Inc.	19,400
1,393	Blyth, Inc.	16,758
5,140	Centex Corp.	68,722
5,362	D.R. Horton, Inc.	58,178
1,565	Furniture Brands International, Inc.	20,908
4,028	Hovnanian Enterprises, Inc. (a)	22,073
1,285	Jarden Corp. (a)	23,438
3,902	KB Home	66,061
2,266	Leggett & Platt, Inc.	38,001
9,538	Lennar Corp.	117,699
943	MDC Holdings, Inc.	36,834
1,203	Meritage Homes Corp. (a)	18,249
770	Mohawk Industries, Inc. (a)	49,357
144	NVR, Inc. (a)	72,012
8,115	Pulte Homes, Inc.	78,147
1,371	Ryland Group, Inc.	29,901
8,036	Standard-Pacific Corp.	27,162
2,244	Toll Brothers, Inc. (a)	42,030
716	Tupperware Brands Corp.	24,502
2,405	Whirlpool Corp.	148,461
		995,761
	Industrial Conglomerates - 0.81%
92	Alleghany Corp. (a)	30,548
12,140	Tyco International Ltd.	486,086
		516,634
	Insurance - 12.82%
4,467	ACE Ltd.	246,087
3,520	Aflac, Inc.	221,056
1,228	Allied World Assurance Holdings, Ltd.	48,653
12,610	The Allstate Corp.	574,890
22,035	AMBAC Financial Group, Inc.	29,527
2,460	American Financial Group, Inc.	65,805
69,050	American International Group, Inc.	1,827,063
500	American National Insurance Company	49,010
959	Arch Capital Group Ltd. (a)	63,601
1,349	Aspen Insurance Holdings Ltd.	31,931
1,418	Assurant, Inc.	93,531
2,019	Axis Capital Holdings Ltd.	60,186
5,673	Chubb Corp.	278,034
4,849	Cincinnati Financial Corp.	123,165
6,129	CNA Financial Corp.	154,144
7,827	Conseco, Inc. (a)	77,644
759	Delphi Financial Group	17,563
1,193	Endurance Specialty Holdings Ltd.	36,732
928	Everest Re Group Ltd.	73,971
12,540	Fidelity National Financial, Inc.	158,004
3,058	First American Corp.	80,731
1,675	Flagstone Reinsurance Holdings Ltd.	19,748
740	The Hanover Insurance Group, Inc.	31,450
5,839	Hartford Financial Services Group, Inc.	377,024
1,734	HCC Insurance Holdings, Inc.	36,657
701	IPC Holdings Ltd.	18,612
1,503	LandAmerica Financial Group, Inc.	33,352
4,361	Lincoln National Corp.	197,641
134	Markel Corp. (a)	49,178
859	Max Capital Group Ltd.	18,322
8,475	MBIA, Inc.	37,205
1,075	Mercury General Corp.	50,224
11,030	MetLife, Inc.	582,053
2,881	Montpelier Re Holdings Ltd.	42,495
2,246	Nationwide Financial Services	107,830
1,075	Odyssey Re Holdings Corp.	38,162
7,604	Old Republic International Corp.	90,031
2,595	OneBeacon Insurance Group, Ltd.	45,594
1,001	PartnerRe Ltd.	69,199
749	Philadelphia Consolidated Holding Co. (a)	25,444
4,185	The Phoenix Companies, Inc.	31,848
763	Platinum Underwriters Holdings Ltd.	24,881
11,872	Progressive Corp.	222,244
1,299	Protective Life Corp.	49,427
7,263	Prudential Financial, Inc.	433,892
1,085	Reinsurance Group Of America	47,219
965	RenaissanceRe Holdings Ltd.	43,107
1,741	Safeco Corp.	116,926
1,284	Selective Insurance Group	24,088
756	Stancorp Financial Group, Inc.	35,502
1,130	Stewart Information Services Corp.	21,854
1,291	Torchmark Corp.	75,717
870	Transatlantic Holdings, Inc.	49,129
10,185	Travelers Companies, Inc.	442,029
2,043	Unitrin, Inc.	56,326
6,589	UnumProvident Corp.	134,745
63	Wesco Financial Corp.	24,066
2,813	WR Berkley Corp.	67,962
6,713	XL Capital Ltd.	138,019
		8,220,530
	Internet & Catalog Retail - 0.72%
2,521	Expedia, Inc. (a)	46,336
7,071	IAC/InterActiveCorp (a)	136,329
11,647	Liberty Media Corp. (a)	171,910
5,842	Liberty Media Corp. (a)	84,125
1,250	Systemax, Inc.	22,062
		460,762
	IT Services - 0.83%
4,009	Computer Sciences Corp. (a)	187,782
1,692	Convergys Corp. (a)	25,143
11,387	Electronic Data Systems Corp.	280,576
1,282	Perot Systems Corp. (a)	19,243
4,550	Unisys Corp. (a)	17,972
		530,716
	Leisure Equipment & Products - 0.32%
5,362	Brunswick Corp.	56,837
10,094	Eastman Kodak Co.	145,657
		202,494
	Machinery - 0.24%
698	AGCO Corp. (a)	36,582
2,335	Briggs & Stratton Corp.	29,608
589	Mueller Industries, Inc.	18,966
326	NACCO Industries, Inc.	24,238
1,367	Timken Co.	45,029
		154,423
	Media - 2.86%
3,102	Belo Corp.	22,676
3,539	Cablevision Systems Corp. (a)	79,982
19,383	CBS Corp.	377,775
33,146	Charter Communications, Inc. (a)	34,803
4,802	Gannett Co., Inc.	104,059
981	Hearst-Argyle Television, Inc.	18,835
1,542	Live Nation, Inc. (a)	16,314
3,628	New York Times Co.	55,835
5,751	Regal Entertainment Group	87,875
1,144	Scholastic Corp. (a)	32,787
6,767	Time Warner Cable, Inc. (a)	179,190
33,620	Time Warner, Inc.	497,576
1,480	Virgin Media, Inc.	20,143
9,714	Walt Disney Co.	303,077
		1,830,927
	Metals & Mining - 1.33%
8,493	Alcoa, Inc.	302,521
1,286	Freeport-McMoran Copper & Gold, Inc.	150,706
491	Massey Energy Co.	46,031
1,543	Nucor Corp.	115,216
888	United States Steel Corp.	164,085
5,248	USEC, Inc. (a)	31,908
2,187	Worthington Industries	44,833
		855,300
	Multiline Retail - 1.16%
5,288	Dillard's, Inc.	61,182
12,400	Macy's, Inc.	240,808
4,171	Retail Ventures, Inc. (a)	19,187
5,340	Saks, Inc. (a)	58,633
4,934	Sears Holdings Corp. (a)	363,438
		743,248
	Multi-Utilities - 2.03%
956	Avista Corp.	20,516
3,526	CMS Energy Corp.	52,537
7,573	Dominion Resources, Inc.	359,642
15,612	Duke Energy Corp New	271,337
4,447	Energy East Corp.	109,930
925	Integrys Energy Group, Inc.	47,018
1,319	MDU Resources Group, Inc.	45,980
806	Northwestern Corp.	20,489
1,200	Oneok, Inc.	58,596
1,836	SCANA Corp.	67,932
3,825	Sempra Energy	215,921
945	Vectren Corp.	29,493
		1,299,391
	Oil & Gas - 9.99%
755	Anadarko Petroleum Corp.	56,504
945	Apache Corp.	131,355
851	Chesapeake Energy Corp.	56,132
26,445	Chevron Corporation	2,621,493
310	Cimarex Energy Co.	21,598
10,789	ConocoPhillips	1,018,374
1,421	Devon Energy Corp.	170,747
5,298	El Paso Corp.	115,178
431	Forest Oil Corp. (a)	32,109
1,019	General Maritime Corp.	26,474
2,943	Hess Corp.	371,377
11,248	Marathon Oil Corp.	583,434
509	Newfield Exploration Co. (a)	33,212
728	Noble Energy, Inc.	73,208
2,737	Occidental Petroleum Corp.	245,947
251	Overseas Shipholding Group, Inc.	19,959
290	Stone Energy Corp. (a)	19,114
5,706	Sunoco, Inc.	232,177
4,908	Tesoro Petroleum Corp.	97,031
10,943	Valero Energy Corp.	450,633
1,390	World Fuel Services Corp.	30,497
		6,406,553
	Paper & Forest Products - 0.73%
1,962	AbitibiBowater, Inc. (a)	18,306
7,601	Domtar Corp. (a)	41,425
2,997	Louisiana-Pacific Corp.	25,445
2,367	MeadWestvaco Corp.	56,429
6,352	Weyerhaeuser Co.	324,841
		466,446
	Pharmaceuticals - 2.55%
2,834	King Pharmaceuticals, Inc. (a)	29,672
92,043	Pfizer, Inc.	1,607,991
		1,637,663
	Road & Rail - 0.35%
620	AMERCO (a)	29,562
515	Arkansas Best Corp.	18,869
982	Con-Way, Inc.	46,409
1,606	Dollar Thrifty Automotive Group, Inc. (a)	15,177
1,100	Werner Enterprises, Inc.	20,438
6,317	YRC Worldwide, Inc. (a)	93,934
		224,389
	Semiconductor & Semiconductor Equipment - 0.14%
5,362	Advanced Micro Devices, Inc. (a)	31,261
6,378	Micron Technology, Inc. (a)	38,268
911	Novellus Systems, Inc. (a)	19,304
		88,833
	Software - 0.30%
3,130	Novell, Inc. (a)	18,436
9,117	Symantec Corp. (a)	176,414
		194,850
	Specialty Retail - 1.24%
1,417	Asbury Automotive Group, Inc.	18,208
14,763	AutoNation, Inc. (a)	147,925
1,474	Barnes & Noble, Inc.	36,614
11,719	Blockbuster, Inc. (a)	29,298
3,189	Borders Group, Inc.	19,134
1,326	Brown Shoe Co., Inc.	17,967
2,050	Cabela's, Inc. (a)	22,571
6,493	Charming Shoppes (a)	29,803
17,698	Circuit City Stores, Inc.	51,147
2,867	Collective Brands, Inc. (a)	33,343
3,753	Foot Locker, Inc.	46,725
11,852	Office Depot, Inc. (a)	129,661
5,096	OfficeMax, Inc.	70,834
2,157	The Pantry, Inc. (a)	22,994
1,650	Penske Automotive Group, Inc.	24,321
3,912	RadioShack Corp.	48,000
1,859	Sonic Automotive, Inc.	23,963
1,042	Zale Corp. (a)	19,683
		792,191
	Textiles, Apparel & Luxury Goods - 0.07%
1,279	Jones Apparel Group, Inc.	17,586
2,022	Liz Claiborne, Inc.	28,612
		46,198
	Thrifts & Mortgage Finance - 2.17%
1,178	Astoria Financial Corp.	23,654
4,258	Corus Bankshares, Inc.	17,713
25,524	Countrywide Financial Corp.	108,477
10,977	Fannie Mae	214,161
13,065	Federal Home Loan Mortgage Corp.	214,266
1,426	First Niagara Financial Group, Inc.	18,338
7,467	Flagstar Bancorp, Inc.	22,476
291,806	Fremont General Corp. (a)	35,017
2,693	Hudson City Bancorp, Inc.	44,919
15,392	IndyMac Bancorp, Inc.	9,543
3,993	MGIC Investment Corp.	24,397
4,830	New York Community Bancorp, Inc.	86,167
1,617	Peoples United Financial, Inc.	25,225
7,471	The PMI Group, Inc.	14,569
13,119	Radian Group, Inc.	19,023
9,702	Sovereign Bancorp, Inc.	71,407
1,657	TFS Financial Corp.	19,205
1,563	Washington Federal, Inc.	28,290
75,989	Washington Mutual, Inc.	374,626
1,023	Webster Financial Corp.	19,028
		1,390,501
	Tobacco - 0.04%
531	Universal Corp.	24,012
	Trading Companies & Distributors - 0.01%
1,353	BlueLinx Holdings, Inc.	4,790
	Wireless Telecommunication Services - 0.13%
1,798	Telephone & Data Systems, Inc.	84,991

	Total Common Stocks (Cost $75,041,680)	61,344,364

	MANAGEMENT INVESTMENT COMPANIES - 0.04%
	Investment Companies - 0.04%
1,981	Apollo Investment Corp.	28,388

	Total Management Investment Companies (Cost $34,682)	28,388

	REAL ESTATE INVESTMENT TRUSTS - 0.60%
	Real Estate Investment Trusts - 0.60%
243	AMB Property Corp.	12,242
1,205	Annaly Mortgage Management, Inc.	18,690
538	Apartment Investment & Management Co.	18,324
915	CapitalSource, Inc.	10,138
862	Colonial Properties Trust	17,257
12,946	Friedman Billings Ramsey Group, Inc.	19,419
600	HCP, Inc.	19,086
965	Hospitality Properties Trust	23,604
1,331	Host Hotels & Resorts, Inc.	18,168
1,246	iStar Financial, Inc.	16,460
2,115	Liberty Property Trust	70,112
1,098	Mack-Cali Realty Corp.	37,519
676	National Health Investors, Inc.	19,273
1,016	Potlatch Corp.	45,842
1,426	Redwood Trust, Inc.	32,498
30,075	Thornburg Mortgage, Inc.	6,075
		384,707

	Total Real Estate Investment Trusts (Cost $475,900)	384,707

	SHORT TERM INVESTMENTS - 2.87%
	Money Market Funds - 2.87%
1,839,779	Federated Prime Obligations Fund, 2.491% (b)	1,839,779

	Total Short Term Investments (Cost $1,839,779)	1,839,779

	Total Investments (Cost $77,392,041) - 99.19%	63,597,238
	Other Assets in Excess of Liabilities - 0.81%	517,880
	TOTAL NET ASSETS - 100.00%	$64,115,118

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2008.

	The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$77,392,041
	Gross unrealized appreciation	2,322,630
	Gross unrealized depreciation	(16,117,433)
	Net unrealized depreciation	($13,794,803)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Open Futures Contracts
June 30, 2008
AssetMark Enhanced Fundamental Index Large Company Value Fund
(Unaudited)

	Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Depreciation
	S&P 500 Mini Futures	35	2,208,676	Sep-08	$ (95,206)

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 61,757,459	$ (95,206)
Level 2 - Other significant observable inputs	1,839,779	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 63,597,238	$ (95,206)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
June 30, 2008
AssetMark Enhanced Fundamental Index Small Company Growth Fund
(Unaudited)

Shares		Value
	COMMON STOCKS - 88.17%
	Aerospace & Defense - 2.18%
770	AAR Corp. (a)	$10,418
180	American Science & Engineering, Inc.	9,275
526	BE Aerospace, Inc. (a)	12,251
838	Cubic Corp.	18,671
668	Curtiss-Wright Corp.	29,886
1,990	DynCorp International, Inc. (a)	30,149
2,124	Hexcel Corp. (a)	40,993
278	Ladish, Inc. (a)	5,724
623	Moog, Inc. (a)	23,201
1,191	Orbital Sciences Corp. (a)	28,060
2,230	Spirit Aerosystems Holdings, Inc. (a)	42,771
570	Teledyne Technologies, Inc. (a)	27,810
200	Triumph Group, Inc.	9,420
		288,629
	Air Freight & Logistics - 0.33%
1,263	HUB Group, Inc. (a)	43,106
	Airlines - 0.07%
342	Copa Holdings, S.A.	9,631
	Auto Components - 0.24%
1,047	ATC Technology Corp. (a)	24,374
504	Drew Industries, Inc. (a)	8,039
		32,413
	Automobiles - 0.16%
2,022	Winnebago Industries, Inc.	20,604
	Banks - 0.12%
599	Signature Bank (a)	15,430
	Beverages - 0.43%
257	Boston Beer Company, Inc. (a)	10,455
296	Central European Distribution Corp. (a)	21,948
3,392	National Beverage Corp.	24,660
		57,063
	Biotechnology - 0.74%
761	Affymetrix, Inc. (a)	7,831
741	Celgene Corp. (a)	47,327
443	Cephalon, Inc. (a)	29,544
335	ImClone Systems, Inc. (a)	13,554
		98,256
	Building Products - 0.50%
231	Ameron International Corp.	27,716
821	Apogee Enterprises, Inc.	13,267
1,053	Simpson Manufacturing Co., Inc.	24,998
		65,981
	Capital Markets - 2.07%
309	Affiliated Managers Group, Inc. (a)	27,829
1,261	Calamos Asset Management, Inc.	21,475
485	Cohen & Steers, Inc.	12,596
780	FCStone Group, Inc. (a)	21,785
294	Gamco Investors, Inc.	14,588
2,022	GFI Group Inc.	18,218
318	Greenhill & Co, Inc.	17,128
379	Investment Technology Group, Inc. (a)	12,681
1,482	Jefferies Group, Inc.	24,927
727	KBW, Inc. (a)	14,962
1,056	National Financial Partners Corp.	20,930
1,119	Penson Worldwide, Inc. (a)	13,372
2,316	SEI Investments Co.	54,472
		274,963
	Chemicals - 1.34%
746	Airgas, Inc.	43,559
342	CF Industries Holdings, Inc.	52,258
1,584	H.B. Fuller Co.	35,545
516	Innophos Holdings, Inc.	16,486
967	Innospec, Inc.	18,199
374	OM Group, Inc. (a)	12,263
		178,310
	Commercial Banks - 1.65%
464	Bank of the Ozarks, Inc.	6,895
1,022	Cascade Bancorp	7,869
979	CoBiz, Inc.	6,442
2,362	East West Bancorp, Inc.	16,676
609	First Financial Bankshares, Inc.	27,898
1,918	Frontier Financial Corp.	16,341
898	Glacier Bancorp, Inc.	14,359
1,532	Investors Bancorp, Inc. (a)	20,008
842	Nara Bancorp, Inc.	9,035
648	Old Second Bancorp, Inc.	7,530
394	Suffolk Bancorp	11,576
875	SVB Financial Group (a)	42,096
432	SY Bancorp, Inc.	9,227
774	Texas Capital Bancshares, Inc. (a)	12,384
4,707	UCBH Holdings, Inc.	10,591
		218,927
	Commercial Services & Supplies - 7.84%
896	Administaff, Inc.	24,989
601	American Reprographics Co. (a)	10,007
422	Brady Corp.	14,572
822	ChoicePoint, Inc. (a)	39,620
386	Clean Harbors, Inc. (a)	27,429
1,130	Coinstar, Inc. (a)	36,962
1,586	COMSYS IT Partners, Inc. (a)	14,464
315	Consolidated Graphics, Inc. (a)	15,520
620	Copart, Inc. (a)	26,548
3,752	Corinthian Colleges, Inc. (a)	43,561
610	The Corporate Executive Board Co.	25,650
1,404	Corrections Corporation of America (a)	38,568
445	CPI Corp.	8,335
479	CRA International, Inc. (a)	17,316
1,011	DeVry, Inc.	54,210
880	First Advantage Corp. (a)	13,948
187	FTI Consulting, Inc. (a)	12,802
719	The Geo Group Inc. (a)	16,178
970	Healthcare Services Group	14,754
664	Heidrick & Struggles International, Inc.	18,353
551	IHS, Inc. (a)	38,350
470	ITT Educational Services, Inc. (a)	38,836
940	Jackson Hewitt Tax Service, Inc.	11,487
1,592	Korn/Ferry International (a)	25,042
252	Layne Christensen Co. (a)	11,035
494	M&F Worldwide Corp. (a)	19,419
543	McGrath RentCorp	13,352
442	Mobile Mini, Inc. (a)	8,840
620	Navigant Consulting, Inc. (a)	12,127
409	PICO Holdings, Inc. (a)	17,771
990	Pike Electric Corp. (a)	16,444
244	Pre-Paid Legal Services, Inc. (a)	9,911
1,422	Resources Connection, Inc.	28,938
3,025	Rollins, Inc.	44,831
2,218	RSC Holdings, Inc. (a)	20,539
954	Sotheby's	25,157
587	Standard Parking Corp. (a)	10,683
363	Stericycle, Inc. (a)	18,767
87	Strayer Education, Inc.	18,189
1,949	TeleTech Holdings, Inc. (a)	38,902
1,821	Tetra Tech, Inc. (a)	41,191
2,913	TrueBlue, Inc. (a)	38,481
933	Waste Connections, Inc. (a)	29,791
524	Watson Wyatt Worldwide, Inc.	27,714
		1,039,583
	Communications Equipment - 2.43%
1,714	ADC Telecommunications (a)	25,316
1,385	ADTRAN, Inc.	33,018
2,584	Arris Group, Inc. (a)	21,835
597	Avocent Corp. (a)	11,104
884	CommScope, Inc. (a)	46,649
386	Comtech Telecommunications Corp. (a)	18,914
2,772	Extreme Networks, Inc. (a)	7,872
401	F5 Networks, Inc. (a)	11,396
1,922	Foundry Networks, Inc. (a)	22,718
1,018	InterDigital, Inc. (a)	24,758
1,097	Netgear, Inc. (a)	15,204
993	Plantronics, Inc.	22,164
1,910	Polycom, Inc. (a)	46,528
718	ViaSat, Inc. (a)	14,511
		321,987
	Computers & Peripherals - 1.42%
1,845	Avid Technology, Inc. (a)	31,347
4,627	Brocade Communications Systems, Inc. (a)	38,126
2,275	Electronics For Imaging, Inc. (a)	33,215
1,918	Emulex Corp. (a)	22,345
1,752	Intermec, Inc. (a)	36,932
1,828	QLogic Corp. (a)	26,670
		188,635
	Construction & Engineering - 0.82%
1,555	Dycom Industries, Inc. (a)	22,579
2,143	Great Lakes Dredge & Dock Corp.	13,094
3,210	MasTec, Inc. (a)	34,218
1,173	Perini Corp. (a)	38,768
		108,659
	Construction Materials - 0.28%
850	Eagle Materials, Inc.	21,530
268	Texas Industries, Inc.	15,043
		36,573
	Consumer Finance - 0.60%
2,320	Advance America, Cash Advance Centers, Inc.	11,786
294	Cash America International, Inc.	9,114
27,303	MoneyGram International, Inc.	24,627
353	Student Loan Corp.	34,622
		80,149
	Containers & Packaging - 0.79%
960	AptarGroup, Inc.	40,272
14,693	Graphic Packaging Holding Co. (a)	29,680
684	Silgan Holdings, Inc.	34,706
		104,658
	Distributors - 0.38%
1,271	WESCO International, Inc. (a)	50,891
	Diversified Consumer Services - 0.18%
359	Steiner Leisure Ltd. (a)	10,177
1,071	Universal Technical Institute, Inc. (a)	13,345
		23,522
	Diversified Financial Services - 0.73%
828	Asset Acceptance Capital Corp.	10,118
4,679	The First Marblehead Corp.	12,025
77	IntercontinentalExchange, Inc. (a)	8,778
538	Leucadia National Corp.	25,254
695	Nasdaq Stock Market, Inc. (a)	18,452
261	Nymex Holdings, Inc.	22,049
		96,676
	Diversified Telecommunication Services - 0.67%
2,103	General Communication (a)	14,448
20,168	Level 3 Communications, Inc. (a)	59,496
1,018	Premiere Global Services, Inc. (a)	14,842
		88,786
	Electric Utilities - 0.27%
1,816	El Paso Electric Co. (a)	35,957
	Electrical Equipment - 1.16%
569	AMETEK, Inc.	26,868
681	Baldor Electric Co.	23,821
273	Franklin Electric Co., Inc.	10,587
1,047	GrafTech International Ltd. (a)	28,091
256	II-VI, Inc. (a)	8,940
354	Roper Industries, Inc.	23,322
762	Vicor Corp.	7,605
684	Woodward Governor Co.	24,391
		153,625
	Electronic Equipment & Instruments - 2.63%
942	Amphenol Corp.	42,277
1,434	Checkpoint Systems, Inc. (a)	29,942
615	Cognex Corp.	14,176
738	CPI International, Inc. (a)	9,077
745	Dolby Laboratories, Inc. (a)	30,023
1,070	Electro Rent Corp.	13,418
733	Electro Scientific Industries, Inc. (a)	10,387
547	FLIR Systems, Inc. (a)	22,192
140	Itron, Inc. (a)	13,769
427	Littelfuse, Inc. (a)	13,472
432	MTS Systems Corp.	15,500
580	National Instruments Corp.	16,455
1,402	Plexus Corp. (a)	38,807
359	Rofin-Sinar Technologies, Inc. (a)	10,842
334	Rogers Corp. (a)	12,555
4,058	Smart Modular Technologies, Inc. (a)	15,542
755	Trimble Navigation Ltd. (a)	26,953
852	Veeco Instruments, Inc. (a)	13,700
		349,087
	Energy Equipment & Services - 3.24%
93	Atwood Oceanics, Inc. (a)	11,564
361	Bristow Group, Inc. (a)	17,866
182	CARBO Ceramics, Inc.	10,620
573	Complete Production Services (a)	20,869
251	Dril-Quip, Inc. (a)	15,813
4,307	Grey Wolf, Inc. (a)	38,892
181	GulfMark Offshore, Inc. (a)	10,531
505	Helmerich & Payne, Inc.	36,370
344	Hercules Offshore, Inc. (a)	13,079
350	Hornbeck Offshore Services, Inc. (a)	19,778
159	Lufkin Industries, Inc.	13,241
528	Matrix Service Co. (a)	12,176
290	NATCO Group, Inc. (a)	15,814
1,850	Newpark Resources, Inc. (a)	14,541
386	Oceaneering International, Inc. (a)	29,741
535	Oil States International, Inc. (a)	33,940
2,094	Parker Drilling Co. (a)	20,961
342	Superior Energy Services, Inc. (a)	18,858
646	Tetra Technologies, Inc. (a)	15,317
483	Unit Corp. (a)	40,074
202	W-H Energy Services, Inc. (a)	19,339
		429,384
	Food Products - 1.03%
1,410	Flowers Foods, Inc.	39,960
319	J&J Snack Foods Corp.	8,744
419	Ralcorp Holdings, Inc. (a)	20,715
24	Seaboard Corp.	37,224
1,179	Tootsie Roll Industries, Inc.	29,628
		136,271
	Health Care Equipment & Supplies - 3.14%
1,354	Advanced Medical Optics, Inc. (a)	25,374
2,113	American Medical Systems Holdings, Inc. (a)	31,589
328	Analogic Corp.	20,687
557	The Cooper Companies, Inc.	20,693
227	Gen-Probe, Inc. (a)	10,778
562	Greatbatch, Inc. (a)	9,723
556	Haemonetics Corporation (a)	30,836
446	IDEXX Laboratories, Inc. (a)	21,738
449	Immucor, Inc. (a)	11,620
351	Matthews International Corp.	15,886
1,215	Mentor Corp.	33,801
307	Meridian Bioscience, Inc.	8,264
791	Mine Safety Appliances Co.	31,632
912	ResMed, Inc. (a)	32,595
1,279	Steris Corp.	36,784
784	Varian, Inc. (a)	40,031
470	West Pharmaceutical Services, Inc.	20,342
477	Wright Medical Group, Inc. (a)	13,552
		415,925
	Health Care Providers & Services - 3.88%
258	The Advisory Board Co. (a)	10,147
207	Amedisys, Inc. (a)	10,437
1,255	AMN Healthcare Services, Inc. (a)	21,235
547	AmSurg Corp. (a)	13,319
4,356	Apria Healthcare Group, Inc. (a)	84,463
796	Cerner Corp. (a)	35,963
802	Chemed Corp.	29,361
298	Corvel Corp. (a)	10,093
833	HealthExtras, Inc. (a)	25,107
368	Healthways, Inc. (a)	10,893
403	inVentiv Health, Inc. (a)	11,199
251	Landauer, Inc.	14,116
412	National Healthcare Corp.	18,882
1,150	Odyssey HealthCare, Inc. (a)	11,201
417	Pediatrix Medical Group, Inc. (a)	20,529
1,419	Pharmaceutical Product Development, Inc.	60,875
318	Psychiatric Solutions, Inc. (a)	12,033
2,043	Skilled Healthcare Group, Inc. (a)	27,417
1,726	Sun Healthcare Group, Inc. (a)	23,111
2,012	Sunrise Senior Living, Inc. (a)	45,230
670	VCA Antech, Inc. (a)	18,613
		514,224
	Health Care Technology - 0.43%
511	Eclipsys Corp. (a)	9,382
3,183	HLTH Corporation (a)	36,032
546	Trizetto Group (a)	11,673
		57,087
	Hotels, Restaurants & Leisure - 4.49%
1,258	Ameristar Casinos, Inc.	17,386
244	Bally Technologies, Inc. (a)	8,247
686	California Pizza Kitchen, Inc. (a)	7,676
2,196	Carrols Restaurant Group, Inc. (a)	11,397
1,573	CEC Entertainment, Inc. (a)	44,060
1,424	The Cheesecake Factory (a)	22,656
180	Chipotle Mexican Grill, Inc. (a)	13,565
914	Choice Hotels International, Inc.	24,221
2,573	CKE Restaurants, Inc.	32,085
326	DineEquity, Inc.	12,179
1,043	Gaylord Entertainment Co. (a)	24,990
727	International Speedway Corp. - Class A	28,375
3,536	Krispy Kreme Doughnuts, Inc. (a)	17,645
493	Las Vegas Sands Corp. (a)	23,388
278	Life Time Fitness, Inc. (a)	8,215
549	Marcus Corp.	8,208
714	Panera Bread Co. (a)	33,030
858	Papa John's International, Inc. (a)	22,814
1,484	Penn National Gaming, Inc. (a)	47,711
536	PF Chang's China Bistro, Inc. (a)	11,974
1,089	RC2 Corp. (a)	20,212
568	Scientific Games Corp. - Class A (a)	16,824
882	Sonic Corp. (a)	13,054
1,100	Speedway Motorsports, Inc.	22,418
1,131	Tim Hortons, Inc.	32,448
2,328	Town Sports International Holdings, Inc. (a)	21,743
848	Vail Resorts, Inc. (a)	36,320
147	Wynn Resorts, Limited	11,958
		594,799
	Household Durables - 0.86%
1,639	Blount International, Inc. (a)	19,029
2,067	Champion Enterprises, Inc. (a)	12,092
951	Garmin Ltd.	40,741
1,385	Interface, Inc.	17,354
1,231	Russ Berrie & Company, Inc. (a)	9,811
1,971	Tempur-Pedic International, Inc.	15,393
		114,420
	Household Products - 0.44%
810	Church & Dwight, Inc.	45,643
420	WD-40 Co.	12,285
		57,928
	Industrial Conglomerates - 0.56%
687	Walter Industries, Inc.	74,725
	Insurance - 1.56%
1,026	Amtrust Financial Services, Inc.	12,928
2,369	Brown & Brown, Inc.	41,197
1,137	Covanta Holding Corp. (a)	30,346
2,200	Employers Holdings, Inc.	45,540
1,407	Hilb, Rogal & Hobbs Co.	61,148
502	National Interstate Corp.	9,227
330	Tower Group, Inc.	6,993
		207,379
	Internet & Catalog Retail - 0.61%
5,141	Coldwater Creek, Inc. (a)	27,144
1,304	NetFlix, Inc. (a)	33,995
175	Priceline.com, Inc. (a)	20,206
		81,345
	Internet Software & Services - 0.77%
275	Akamai Technologies, Inc. (a)	9,567
732	Digital River, Inc. (a)	28,241
857	Interwoven, Inc. (a)	10,293
437	j2 Global Communications, Inc. (a)	10,051
142	Sohu.com, Inc. (a)	10,002
857	Valueclick, Inc. (a)	12,983
924	Vignette Corp. (a)	11,088
626	Websense, Inc. (a)	10,542
		102,767
	IT Services - 2.55%
2,437	Acxiom Corp.	28,001
838	Cognizant Technology Solutions Corp. (a)	27,243
2,522	CSG Systems International (a)	27,793
1,070	Euronet Worldwide, Inc. (a)	18,083
931	Gartner, Inc. (a)	19,290
2,364	Global Cash Access Holdings, Inc. (a)	16,217
647	Global Payments, Inc.	30,150
482	Heartland Payment Systems, Inc.	11,375
495	Mantech International Corp. - Class A (a)	23,820
487	MAXIMUS, Inc.	16,957
1,815	Sapient Corp. (a)	11,652
1,511	SRA International, Inc. - Class A (a)	33,937
1,235	SYKES Enterprises, Inc. (a)	23,292
945	Syntel, Inc.	31,866
1,551	Verifone Holdings, Inc. (a)	18,535
		338,211
	Leisure Equipment & Products - 0.36%
1,444	Marine Products Corp.	9,530
1,406	Pool Corporation	24,971
1,875	Sturm, Ruger & Company, Inc. (a)	13,237
		47,738
	Life Sciences Tools & Services - 1.08%
531	Bio-Rad Laboratories, Inc. (a)	42,953
1,167	Bruker BioSciences Corp. (a)	14,996
232	Dionex Corp. (a)	15,398
282	Millipore Corp. (a)	19,136
931	Parexel International Corp. (a)	24,495
1,028	PharmaNet Development Group, Inc. (a)	16,211
125	Techne Corp. (a)	9,674
		142,863
	Machinery - 4.63%
442	Actuant Corp.	13,857
800	Albany International Corp.	23,200
225	Ampco-Pittsburgh Corp.	10,008
359	Astec Industries, Inc. (a)	11,538
186	Badger Meter, Inc.	9,399
733	Barnes Group, Inc.	16,925
202	Bucyrus International, Inc.	14,750
254	Cascade Corp.	10,749
322	Chart Industries, Inc. (a)	15,662
200	CIRCOR International, Inc.	9,798
627	Clarcor, Inc.	22,008
821	Columbus McKinnon Corporation (a)	19,770
1,008	EnPro Industries, Inc. (a)	37,639
265	ESCO Technologies, Inc. (a)	12,434
787	Gardner Denver, Inc. (a)	44,702
303	The Gorman-Rupp Co.	12,071
980	Graco, Inc.	37,309
685	IDEX Corp.	25,235
584	Kaydon Corp.	30,023
521	Lincoln Electric Holdings, Inc.	41,003
724	Nordson Corp.	52,772
584	Robbins & Myers, Inc.	29,124
555	Tennant Co.	16,689
1,171	Trinity Industries, Inc.	40,622
201	Valmont Industries, Inc.	20,962
741	Westinghouse Air Brake Technologies Corp.	36,027
		614,276
	Marine - 0.41%
1,761	American Commercial Lines, Inc. (a)	19,248
1,866	Horizon Lines, Inc. - Class A	18,566
346	Kirby Corp. (a)	16,608
		54,422
	Media - 3.28%
374	Arbitron, Inc.	17,765
167	Central European Media Enterprises Ltd. (a)	15,118
420	CTC Media, Inc. (a)	10,357
1,037	DreamWorks Animation SKG, Inc. (a)	30,913
5,544	Entravision Communications Corp. (a)	22,287
2,233	Harte-Hanks, Inc.	25,568
1,294	Interactive Data Corp.	32,518
333	John Wiley & Sons, Inc.	14,995
752	Lamar Advertising Co. (a)	27,095
1,042	Marvel Entertainment, Inc. (a)	33,490
1,353	Meredith Corp.	38,276
266	Morningstar, Inc. (a)	19,160
2,470	Playboy Enterprises, Inc. - Class B (a)	12,202
3,009	PRIMEDIA Inc.	14,022
2,243	RH Donnelley Corp. (a)	6,729
2,601	Sinclair Broadcast Group, Inc.	19,768
3,019	Valassis Communications, Inc. (a)	37,798
832	Value Line, Inc.	27,664
1,879	World Wrestling Entertainment, Inc.	29,068
		434,793
	Metals & Mining - 1.65%
288	AMCOL International Corp.	8,197
373	Brush Engineered Materials, Inc. (a)	9,109
749	Century Aluminum Co. (a)	49,801
3,452	Coeur d'Alene Mines Corp. (a)	10,011
182	Haynes International, Inc. (a)	10,474
1,254	Hecla Mining Co. (a)	11,612
458	Kaiser Aluminum Corp.	24,517
281	RTI International Metals, Inc. (a)	10,009
139	Schnitzer Steel Industries, Inc.	15,929
1,125	Steel Dynamics, Inc.	43,954
856	Stillwater Mining Co. (a)	10,126
1,064	Titanium Metals Corp.	14,885
		218,624
	Multiline Retail - 0.13%
1,086	Conn's, Inc. (a)	17,452
	Office Electronics - 0.15%
620	Zebra Technologies Corp. (a)	20,237
	Oil & Gas - 3.67%
482	Alpha Natural Resources, Inc. (a)	50,268
727	Arch Coal, Inc.	54,547
227	Barrett Bill Corp. (a)	13,486
167	Berry Petroleum Co. - Class A	9,833
568	Bois d'Arc Energy, Inc. (a)	13,808
546	Cabot Oil & Gas Corp.	36,981
491	CNX Gas Corp. (a)	20,642
364	Continental Resources, Inc. (a)	25,233
926	Denbury Resources, Inc. (a)	33,799
513	Encore Acquisition Co. (a)	38,572
567	EXCO Resources, Inc. (a)	20,928
1,240	Harvest Natural Resources, Inc. (a)	13,714
448	Nordic American Tanker Shipping	17,391
232	Penn Virginia Corp.	17,497
199	Petroleum Development Corp. (a)	13,232
247	Quicksilver Resources, Inc. (a)	9,544
249	Range Resources Corp.	16,319
973	Southwestern Energy Co. (a)	46,325
439	St Mary Land & Exploration Co.	28,377
1,625	VeraSun Energy Corp. (a)	6,711
		487,207
	Paper & Forest Products - 0.06%
487	Neenah Paper, Inc.	8,138
	Personal Products - 0.42%
1,083	Bare Escentuals, Inc. (a)	20,285
155	Chattem, Inc. (a)	10,083
696	Inter Parfums, Inc.	10,440
534	USANA Health Sciences, Inc. (a)	14,348
		55,156
	Pharmaceuticals - 1.82%
521	Allergan, Inc.	27,118
739	APP Pharmaceuticals, Inc. (a)	12,356
888	Barr Pharmaceuticals, Inc. (a)	40,031
460	KV Pharmaceutical Co. (a)	8,892
4,552	Mylan Laboratories, Inc.	54,943
992	Par Pharmaceutical Cos., Inc. (a)	16,100
780	Perrigo Co.	24,781
737	Warner Chilcott Limited (a)	12,492
1,624	Watson Pharmaceuticals, Inc. (a)	44,124
		240,837
	Real Estate - 0.63%
1,499	CB Richard Ellis Group, Inc. (a)	28,781
419	Forest City Enterprises, Inc.	13,500
1,692	Grubb & Ellis Co.	6,514
1,018	The St. Joe Co.	34,938
		83,733
	Road & Rail - 0.45%
798	Genesee & Wyoming, Inc. (a)	27,148
813	Knight Transportation, Inc.	14,878
605	Old Dominion Freight Line (a)	18,162
		60,188
	Semiconductor & Semiconductor Equipment - 3.51%
1,325	Advanced Energy Industries, Inc. (a)	18,152
4,219	Amkor Technology, Inc. (a)	43,920
8,741	Atmel Corp. (a)	30,419
425	ATMI, Inc. (a)	11,866
351	Cabot Microelectronics Corp. (a)	11,636
677	Cree, Inc. (a)	15,442
838	Cymer, Inc. (a)	22,525
786	Cypress Semiconductor Corp. (a)	19,453
514	FEI Co. (a)	11,709
1,332	FormFactor, Inc. (a)	24,549
1,465	Integrated Device Technology, Inc. (a)	14,562
1,392	Intersil Corp.	33,853
2,739	Kulicke & Soffa Industries, Inc. (a)	19,967
2,113	Mattson Technology, Inc. (a)	10,058
1,638	Micrel, Inc.	14,988
352	Microsemi Corp. (a)	8,863
848	MKS Instruments, Inc. (a)	18,571
1,774	Omnivision Technologies, Inc. (a)	21,448
1,027	Semtech Corp. (a)	14,450
418	Silicon Laboratories, Inc. (a)	15,086
1,324	SiRF Technology Holdings, Inc. (a)	5,720
1,575	Skyworks Solutions, Inc. (a)	15,545
370	Standard Microsystems Corp. (a)	10,046
824	Tessera Technologies, Inc. (a)	13,489
1,132	Varian Semiconductor Equipment Associates, Inc. (a)	39,416
		465,733
	Software - 4.10%
1,152	ACI Worldwide, Inc. (a)	20,264
1,599	Activision, Inc. (a)	54,478
433	Blackbaud, Inc.	9,266
1,787	Epicor Software Corp. (a)	12,348
311	Factset Research Systems, Inc.	17,528
915	Fair Isaac Corp.	19,005
1,394	I2 Technologies, Inc. (a)	17,328
1,485	Jack Henry & Associates, Inc.	32,135
1,264	Lawson Software, Inc. (a)	9,189
1,680	MICRO Systems, Inc. (a)	51,223
211	MicroStrategy, Inc. (a)	13,662
1,392	MSC.Software Corp. (a)	15,284
253	NAVTEQ Corp. (a)	19,481
554	Net 1 UEPS Technologies, Inc. (a)	13,462
1,846	Parametric Technology Corp. (a)	30,773
602	Progress Software Corp. (a)	15,393
337	Quality Systems, Inc.	9,867
2,164	Quest Software, Inc. (a)	32,049
1,031	Red Hat, Inc. (a)	21,331
1,286	Renaissance Learning, Inc.	14,416
302	SPSS, Inc. (a)	10,984
1,616	Take-Two Interactive Software, Inc. (a)	41,321
1,634	THQ, Inc. (a)	33,105
2,875	TIBCO Software, Inc. (a)	21,994
592	Tyler Technologies, Inc. (a)	8,034
		543,920
	Specialty Retail - 4.53%
1,166	Aaron Rents, Inc.	26,037
2,229	Aeropostale, Inc. (a)	69,835
919	bebe stores, inc.	8,832
1,733	Build-A-Bear Workshop, Inc. (a)	12,599
847	Cache, Inc. (a)	9,063
2,236	Casual Male Retail Group, Inc. (a)	6,820
6,037	Chico's FAS, Inc. (a)	32,419
1,895	Christopher & Banks Corp.	12,886
2,990	CSK Auto Corp. (a)	31,335
1,747	Dress Barn, Inc. (a)	23,375
2,628	DSW, Inc. (a)	30,958
402	Finish Line (a)	3,497
1,185	Genesco, Inc. (a)	36,581
931	Guess?, Inc.	34,866
608	Gymboree Corp. (a)	24,362
871	Hibbett Sports, Inc. (a)	18,378
460	J.Crew Group, Inc. (a)	15,185
543	JoS. A. Bank Clothiers, Inc. (a)	14,525
633	Maidenform Brands, Inc. (a)	8,545
1,952	Rent-A-Center, Inc./TX (a)	40,153
7,366	Select Comfort Corp. (a)	12,080
1,393	Tractor Supply Co. (a)	40,453
1,645	Tween Brands, Inc. (a)	27,077
933	Urban Outfitters, Inc. (a)	29,100
479	Weight Watchers International, Inc.	17,057
3,133	The Wet Seal, Inc. (a)	14,944
		600,962
	Textiles, Apparel & Luxury Goods - 1.60%
2,094	Carter's, Inc. (a)	28,939
435	Cherokee, Inc.	8,765
710	Columbia Sportswear Co.	26,093
1,570	K-Swiss, Inc.	23,079
946	Movado Group, Inc.	18,731
1,305	Skechers U.S.A., Inc.- Class A (a)	25,787
239	Under Armour, Inc. (a)	6,128
486	Volcom, Inc. (a)	11,630
488	Warnaco Group, Inc. (a)	21,506
1,544	Wolverine World Wide, Inc.	41,178
		211,836
	Thrifts & Mortgage Finance - 0.31%
1,277	Kearny Financial Corp.	14,047
643	Roma Financial Corp.	8,423
796	Wauwatosa Holdings, Inc. (a)	8,454
239	WSFS Financial Corp.	10,659
		41,583
	Trading Companies & Distributors - 0.67%
662	Fastenal Co.	28,572
1,385	H&E Equipment Services, Inc. (a)	16,648
802	Interline Brands, Inc. (a)	12,776
380	MSC Industrial Direct Co., Inc. - Class A	16,762
409	TransDigm Group, Inc. (a)	13,738
		88,496
	Water Utilities - 0.56%
3,963	Aqua America, Inc.	63,289
421	SJW Corp.	11,115
		74,404
	Wireless Telecommunication Services - 0.56%
2,596	Centennial Communications Corp. (a)	18,146
490	Crown Castle International Corp. (a)	18,978
239	Leap Wireless International, Inc. (a)	10,318
905	MetroPCS Communications, Inc. (a)	16,027
650	Syniverse Holdings, Inc. (a)	10,530
		73,999

	Total Common Stocks (Cost $12,004,552)	11,693,163

	REAL ESTATE INVESTMENT TRUSTS - 3.21%
	Real Estate Investment Trusts - 3.21%
210	Alexandria Real Estate Equities, Inc.	20,441
743	BRE Properties, Inc.	32,157
337	Corporate Office Properties Trust	11,569
245	EastGroup Properties, Inc.	10,511
541	Equity Lifestyle Properties, Inc.	23,804
162	Essex Property Trust, Inc.	17,253
354	Federal Realty Investment Trust	24,426
1,323	Glimcher Realty Trust	14,791
433	LaSalle Hotel Properties	10,881
492	The Macerich Co.	30,568
1,154	Maguire Properties, Inc.	14,044
801	PS Business Parks, Inc.	41,332
407	Saul Centers, Inc.	19,125
249	SL Green Realty Corp.	20,597
228	Tanger Factory Outlet Centers, Inc.	8,192
301	Taubman Centers, Inc.	14,644
1,909	UDR, Inc.	42,723
461	Ventas, Inc.	19,625
373	Washington Real Estate Investment Trust	11,209
1,217	Weingarten Realty Investors	36,900
		424,792

	Total Real Estate Investment Trusts (Cost $467,397)	424,792

	SHORT TERM INVESTMENTS - 7.80%
	Money Market Funds - 7.80%
1,034,658	Federated Prime Obligations Fund, 2.491% (b)	1,034,658

	Total Short Term Investments (Cost $1,034,658)	1,034,658

	Total Investments (Cost $13,506,607) - 99.18%	13,152,613
	Other Assets in Excess of Liabilities - 0.82%	109,340
	TOTAL NET ASSETS - 100.00%	$13,261,953

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2008.

	The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$13,506,607
	Gross unrealized appreciation	1,259,337
	Gross unrealized depreciation	(1,613,331)
	Net unrealized depreciation	($353,994)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Open Futures Contracts
June 30, 2008
AssetMark Enhanced Fundamental Index Small Company Growth Fund
(Unaudited)

	Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Depreciation
	Russell 2000 Mini Futures	15	1,081,678	Sep-08	$ (44,128)

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 12,117,955	$ (44,128)
Level 2 - Other significant observable inputs	1,034,658	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 13,152,613	$ (44,128)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
June 30, 2008
AssetMark Enhanced Fundamental Index Small Company Value Fund
(Unaudited)

Shares		Value
	COMMON STOCKS - 86.43%
	Aerospace & Defense - 0.76%
372	DRS Technologies, Inc.	$29,284
175	Esterline Technologies Corp. (a)	8,620
601	Kaman Corp.	13,679
		51,583
	Air Freight & Logistics - 0.52%
8,024	Air Transport Services Group, Inc. (a)	8,024
888	Pacer International, Inc.	19,101
519	Park-Ohio Holdings Corp. (a)	7,660
		34,785
	Airlines - 0.71%
1,664	AirTran Holdings, Inc. (a)	3,394
2,148	JetBlue Airways Corp. (a)	8,012
23,341	Mesa Air Group, Inc. (a)	11,902
631	Pinnacle Airlines Corp. (a)	1,994
671	Republic Airways Holdings, Inc. (a)	5,811
1,319	Skywest, Inc.	16,685
		47,798
	Auto Components - 1.33%
2,670	Accuride Corp. (a)	11,348
6,201	Hayes Lemmerz International, Inc. (a)	17,611
582	Sauer-Danfoss, Inc.	18,129
1,749	Standard Motor Products, Inc.	14,272
699	Stoneridge, Inc. (a)	11,925
146	Strattec Security Corp.	5,142
689	Superior Industries International, Inc.	11,630
		90,057
	Automobiles - 0.29%
3,371	Fleetwood Enterprises, Inc. (a)	8,832
3,635	Monaco Coach Corp.	11,050
		19,882
	Banks - 0.24%
1,101	PacWest Bancorp	16,383
	Beverages - 0.27%
489	Coca-Cola Bottling Co. Consolidated	18,083
	Biotechnology - 0.09%
522	Applera Corp. (a)	5,930
	Building Products - 1.44%
564	American Woodmark Corp.	11,917
2,980	Builders FirstSource, Inc. (a)	15,824
1,972	Griffon Corp. (a)	17,275
450	NCI Building Systems, Inc. (a)	16,529
1,349	Quanex Building Products Corp. (a)	20,046
515	Universal Forest Products, Inc.	15,429
		97,020
	Capital Markets - 1.08%
39	Capital Southwest Corp.	4,065
1,051	Cowen Group, Inc. (a)	8,114
675	Knight Capital Group, Inc. - Class A (a)	12,137
1,267	LaBranche & Co., Inc. (a)	8,970
1,556	MCG Capital Corp.	6,193
561	SWS Group, Inc.	9,318
15,956	W.P. Stewart & Co., Ltd.	24,253
		73,050
	Chemicals - 3.57%
1,099	A. Schulman, Inc.	25,310
719	Arch Chemicals, Inc.	23,835
1,393	Ferro Corp.	26,133
2,070	Georgia Gulf Corp.	6,003
1,464	Headwaters, Inc. (a)	17,231
175	Koppers Holdings, Inc.	7,327
934	Kronos Worldwide, Inc.	14,374
279	Minerals Technologies, Inc.	17,742
231	NewMarket Corp.	15,299
1,373	NL Industries	13,085
3,030	Omnova Solutions, Inc. (a)	8,423
2,647	PolyOne Corp. (a)	18,450
263	Quaker Chemical Corp.	7,012
565	Sensient Technologies Corp.	15,910
1,729	Spartech Corp.	16,304
193	Stepan Co.	8,805
		241,243
	Commercial Banks - 10.20%
526	1st Source Corp.	8,469
928	AMCORE Financial, Inc.	5,252
442	Ameris Bancorp	3,845
270	Arrow Financial Corp.	4,895
260	BancFirst Corp.	11,128
386	Banco Latinoamericano de Exportaciones, S.A.	6,249
531	Bank of Granite Corp.	3,775
395	Banner Corp.	3,500
14,925	BFC Financial Corp. (a)	11,194
1,013	Boston Private Financial Holdings, Inc.	5,744
180	Camden National Corp.	4,190
386	Capital City Bank Group, Inc.	8,399
442	Capitol Bancorp Ltd.	3,965
1,560	Cathay General Bancorp	16,957
1,292	Central Pacific Financial Corp.	13,773
847	Chemical Financial Corp.	17,279
319	City Holding Co.	13,006
264	Columbia Banking System, Inc.	5,103
713	Community Bank System, Inc.	14,702
387	Community Trust Bancorp, Inc.	10,163
1,837	CVB Financial Corp.	17,341
808	Eurobancshares, Inc. (a)	2,901
1,192	F.N.B. Corp.	14,042
10	Fifth Third Bancorp	102
319	Financial Institutions, Inc.	5,123
429	First Bancorp	5,423
274	First Community Bancshares, Inc.	7,727
1,473	First Financial Bancorp	13,552
323	First Financial Corp.	9,887
305	First Merchants Corp.	5,536
458	FNB United Corp.	3,527
368	Great Southern Bancorp, Inc.	2,988
283	Greene County Bancshares, Inc.	3,968
1,394	Guaranty Bancorp Del (a)	5,018
477	Hancock Holding Co.	18,741
1,934	Hanmi Financial Corp.	10,076
624	Harleysville National Corp.	6,964
305	Heartland Financial USA, Inc.	5,548
198	IBERIABANK Corp.	8,805
187	Independent Bank Corp.	4,458
1,752	Independent Bank Corporation	7,008
425	Integra Bank Corp.	3,328
878	International Bancshares Corp.	18,763
561	Intervest Bancshares Corp.	2,872
3,692	Irwin Financial Corp.	9,931
198	Lakeland Financial Corp.	3,778
308	MainSource Financial Group, Inc.	4,774
752	MB Financial Corp.	16,897
870	MBT Financial Corp.	5,176
929	Midwest Banc Holdings, Inc.	4,524
1,111	National Penn Bancshares, Inc.	14,754
569	NBT Bancorp, Inc.	11,727
414	Oriental Financial Group	5,904
842	Pacific Capital Bancorp	11,603
466	Prosperity Bancshares, Inc.	12,456
1,433	Provident Bankshares Corp.	9,143
236	Renasant Corp.	3,476
216	Republic Bancorp Inc.	5,314
600	Royal Bancshares of Pennsylvania	5,646
596	S&T Bancorp, Inc.	17,320
385	Sandy Spring Bancorp, Inc.	6,383
167	SCBT Financial Corp.	4,770
730	Seacoast Banking Corp of Florida	5,665
1,021	Security Bank Corp.	5,983
292	Simmons First National Corp.	8,167
351	Southwest Bancorp, Inc.	4,036
563	Sterling Bancorp	6,728
1,243	Sterling Bancshares, Inc.	11,299
584	Sun Bancorp, Inc. (a)	5,928
554	Taylor Capital Group, Inc.	4,149
183	Tompkins Financial Corp.	6,808
438	TriCo Bancshares	4,796
493	UMB Financial Corp.	25,276
2,340	Umpqua Holdings Corp.	28,384
373	Union Bankshares Corp.	5,554
692	United Community Banks, Inc.	5,903
333	Univest Corporation of Pennsylvania	6,613
435	WesBanco, Inc.	7,460
564	West Bancorporation, Inc.	4,907
590	West Coast Bancorp	5,115
914	Western Alliance Bancorp (a)	7,093
744	Wilshire Bancorp, Inc.	6,376
571	Wintrust Financial Corp.	13,618
		688,720
	Commercial Services & Supplies - 2.06%
120	AMREP Corp.	5,711
935	Bowne & Co, Inc.	11,921
959	CBIZ, Inc. (a)	7,624
534	CDI Corp.	13,585
789	Comfort Systems USA, Inc.	10,604
400	Ennis, Inc.	6,260
256	G&K Services, Inc.	7,798
1,403	Hudson Highland Group, Inc. (a)	14,689
472	ICT Group, Inc. (a)	3,870
1,406	Knoll, Inc.	17,083
724	On Assignment, Inc. (a)	5,807
431	Schawk, Inc.	5,168
263	School Specialty, Inc. (a)	7,819
2,256	The Standard Register Co.	21,274
		139,213
	Communications Equipment - 1.22%
4,376	3Com Corp. (a)	9,277
562	Audiovox Corp. (a)	5,519
236	Bel Fuse, Inc.	5,831
221	Black Box Corp.	6,009
252	EMS Technologies, Inc. (a)	5,504
367	Loral Space & Communications Ltd. (a)	6,466
1,447	Sycamore Networks, Inc. (a)	4,659
6,127	UTStarcom, Inc. (a)	33,515
4,225	Westell Technologies, Inc. (a)	5,704
		82,484
	Computers & Peripherals - 0.08%
1,170	Hypercom Corp. (a)	5,148
	Construction & Engineering - 0.47%
868	Insituform Technologies, Inc. (a)	13,220
574	Integrated Electrical Services, Inc. (a)	9,873
405	Michael Baker Corp. (a)	8,861
		31,954
	Consumer Finance - 0.68%
2,456	Advanta Corp. - Class B	15,448
1,280	AmeriCredit Corp. (a)	11,033
1,492	CompuCredit Corp. (a)	8,952
417	Nelnet, Inc.	4,683
1,343	Rewards Network, Inc. (a)	5,520
		45,636
	Containers & Packaging - 0.89%
215	AEP Industries, Inc. (a)	3,735
4,936	Caraustar Industries, Inc. (a)	14,364
4,043	Chesapeake Corp. (a)	9,501
3,042	Constar International, Inc. (a)	7,635
1,199	Myers Industries, Inc.	9,772
511	Rock-Tenn Co. - Class A	15,325
		60,332
	Distributors - 0.50%
5,813	Building Material Holding Corp.	10,289
832	Prestige Brands Holdings, Inc. (a)	8,869
6,595	Source Interlink Companies, Inc. (a)	14,575
		33,733
	Diversified Consumer Services - 0.58%
742	Carriage Services, Inc. (a)	4,897
689	Regis Corp.	18,155
2,274	Stewart Enterprises, Inc.	16,373
		39,425
	Diversified Financial Services - 0.25%
940	Assured Guaranty Ltd.	16,911
	Diversified Telecommunication Services - 0.85%
727	Alaska Communications Systems Group, Inc.	8,680
441	Consolidated Communications Holdings, Inc.	6,566
614	Fairpoint Communications, Inc.	4,427
3,257	IDT Corp.	5,537
462	Iowa Telecommunications Services, Inc.	8,136
603	SureWest Communications	5,083
1,549	Windstream Corp.	19,115
		57,544
	Electric Utilities - 1.67%
910	Black Hills Corp.	29,175
468	Central Vermont Public Service Corp.	9,065
578	The Empire District Electric Co.	10,716
353	MGE Energy, Inc.	11,515
553	Otter Tail Corp.	21,473
1,047	UIL Holdings Corp.	30,792
		112,736
	Electrical Equipment - 1.75%
880	AO Smith Corp.	28,890
809	EnerSys (a)	27,692
105	Preformed Line Products Co.	4,233
343	Regal-Beloit Corp.	14,492
960	Superior Essex, Inc. (a)	42,845
		118,152
	Electronic Equipment & Instruments - 2.81%
928	Agilysys, Inc.	10,524
2,771	Brightpoint, Inc. (a)	20,228
1,076	CTS Corp.	10,814
977	Gerber Scientific, Inc. (a)	11,118
795	GTSI Corp. (a)	6,018
1,731	Insight Enterprises, Inc. (a)	20,305
1,147	Kemet Corp. (a)	3,716
2,764	Merix Corp. (a)	6,357
700	Methode Electronics, Inc.	7,315
413	Newport Corp. (a)	4,704
429	Park Electrochemical Corp.	10,429
4,063	PC Connection, Inc. (a)	37,827
708	Scansource, Inc. (a)	18,946
499	Technitrol, Inc.	8,478
505	Tessco Technologies, Inc. (a)	6,908
747	Zones, Inc. (a)	5,849
		189,536
	Energy Equipment & Services - 0.93%
181	Basic Energy Services, Inc. (a)	5,701
1,064	Patterson-UTI Energy, Inc.	38,347
402	Pioneer Drilling Co. (a)	7,562
302	Trico Marine Service, Inc. (a)	10,999
		62,609
	Food & Staples Retailing - 2.55%
214	Andersons, Inc.	8,712
1,959	Casey's General Stores, Inc.	45,390
815	Ingles Markets, Inc.	19,014
256	PriceSmart, Inc.	5,064
936	Ruddick Corp.	32,114
646	Spartan Stores, Inc.	14,858
791	Susser Holdings Corp. (a)	7,657
220	Village Super Market, Inc.	8,488
952	Weis Markets, Inc.	30,911
		172,208
	Food Products - 1.42%
2,494	Del Monte Foods Co.	17,707
575	Diamond Foods, Inc.	13,248
285	The Hain Celestial Group, Inc. (a)	6,692
860	Imperial Sugar Co.	13,356
749	Lancaster Colony Corp.	22,680
536	Lance, Inc.	10,061
431	Reddy Ice Holdings, Inc.	5,896
258	TreeHouse Foods, Inc. (a)	6,259
		95,899
	Gas Utilities - 0.80%
540	The Laclede Group Inc.	21,800
446	South Jersey Industries, Inc.	16,662
584	Southern Union Co.	15,780
		54,242
	Health Care Equipment & Supplies - 0.59%
418	Conmed Corp. (a)	11,098
139	Datascope Corp.	6,533
2,503	HealthTronics, Inc. (a)	8,185
696	Invacare Corp.	14,226
		40,042
	Health Care Providers & Services - 3.16%
1,038	Alliance Imaging, Inc. (a)	8,999
1,044	America Service Group, Inc. (a)	9,553
262	Brookdale Senior Living, Inc.	5,334
1,265	Centene Corp. (a)	21,239
585	Cross Country Healthcare, Inc. (a)	8,430
402	Gentiva Health Services, Inc. (a)	7,658
638	Hanger Orthopedic Group, Inc. (a)	10,521
717	HealthSouth Corp. (a)	11,924
2,245	HealthSpring, Inc. (a)	37,895
722	LifePoint Hospitals, Inc. (a)	20,433
615	MedCath Corp. (a)	11,058
970	Molina Healthcare, Inc. (a)	23,610
631	PDI, Inc. (a)	5,496
1,058	PSS World Medical, Inc. (a)	17,245
447	Res-Care, Inc. (a)	7,948
2,954	Rural/Metro Corp. (a)	5,967
		213,310
	Health Care Technology - 0.03%
162	SXC Health Solutions Corp. (a)	2,215
	Hotels, Restaurants & Leisure - 2.48%
958	Bluegreen Corp. (a)	5,796
656	Bob Evans Farms, Inc.	18,762
848	CBRL Group, Inc.	20,784
206	Churchill Downs, Inc.	7,183
2,292	Denny's Corp. (a)	6,509
1,309	Domino's Pizza, Inc.	15,054
2,111	Interstate Hotels & Resorts, Inc. (a)	5,467
1,745	Isle of Capri Casinos, Inc. (a)	8,359
662	Landry's Restaurants, Inc.	11,896
849	Luby's, Inc. (a)	5,179
696	Morton's Restaurant Group, Inc. (a)	4,788
1,028	O'Charleys, Inc.	10,342
647	Pinnacle Entertainment, Inc. (a)	6,787
1,855	Ruby Tuesday, Inc.	10,017
6,451	Six Flags, Inc. (a)	7,419
889	The Steak n Shake Co. (a)	5,627
1,605	Triarc Companies, Inc.	10,160
3,899	Trump Entertainment Resorts, Inc. (a)	7,447
		167,576
	Household Durables - 2.56%
334	Avatar Holdings, Inc. (a)	10,117
1,179	California Coastal Communities, Inc. (a)	4,504
354	CSS Industries, Inc.	8,574
1,638	Ethan Allen Interiors, Inc.	40,295
548	Helen of Troy Ltd. (a)	8,834
2,413	Kimball International, Inc. - Class B	19,979
3,546	La-Z-Boy, Inc.	27,127
605	M/I Homes, Inc.	9,517
151	National Presto Industries, Inc.	9,691
1,961	Sealy Corp.	11,256
187	Skyline Corp.	4,394
536	Stanley Furniture Co, Inc.	5,789
8,894	WCI Communities, Inc. (a)	12,896
		172,973
	Household Products - 0.25%
1,863	Central Garden & Pet Co. - Class A (a)	7,639
3,755	Spectrum Brands, Inc. (a)	9,575
		17,214
	Industrial Conglomerates - 0.36%
507	Standex International Corp.	10,515
922	Tredegar Corp.	13,554
		24,069
	Insurance - 7.29%
826	Affirmative Insurance Holdings, Inc.	5,617
435	Amcomp, Inc. (a)	4,228
1,563	American Equity Investment Life Holding Co.	12,738
162	American Physicians Capital, Inc.	7,847
456	Amerisafe, Inc. (a)	7,269
131	Argo Group International Holdings, Ltd. (a)	4,396
669	Baldwin & Lyons, Inc.	11,694
913	CNA Surety Corp. (a)	11,540
1,816	Crawford & Co. (a)	14,510
199	Darwin Professional Underwriters, Inc. (a)	6,129
572	Donegal Group, Inc.	9,078
402	EMC Insurance Group, Inc.	9,680
952	FBL Financial Group, Inc.	18,926
386	First Mercury Financial Corp. (a)	6,809
206	FPIC Insurance Group, Inc. (a)	9,336
534	Greenlight Capital Re, Ltd. (a)	12,207
908	Harleysville Group, Inc.	30,718
1,453	Horace Mann Educators Corp.	20,371
454	Independence Holding Co.	4,435
936	Infinity Property & Casualty Corp.	38,863
395	Kansas City Life Insurance Co.	16,491
1,063	Meadowbrook Insurance Group, Inc.	5,634
922	National Atlantic Holdings Corp. (a)	5,578
84	National Western Life Insurance Co.	18,354
300	Navigators Group, Inc. (a)	16,215
307	NYMAGIC, Inc.	5,882
1,205	PMA Capital Corp. (a)	11,098
1,014	Presidential Life Corp.	15,636
445	RLI Corp.	22,014
784	Safety Insurance Group, Inc.	27,950
441	Seabright Insurance Holdings, Inc. (a)	6,386
18,512	Security Capital Assurance	5,368
1,187	State Auto Financial Corp.	28,405
6,941	Triad Guaranty, Inc. (a)	7,219
1,248	United America Indemnity, Ltd. (a)	16,686
562	United Fire & Casualty Co.	15,135
2,097	Universal American Financial Corp. (a)	21,431
		491,873
	Internet & Catalog Retail - 0.34%
444	FTD Group, Inc.	5,919
945	PC Mall, Inc. (a)	12,814
1,133	ValueVision Media, Inc. (a)	4,045
		22,778
	Internet Software & Services - 0.99%
916	CMGI, Inc. (a)	9,710
1,900	EarthLink, Inc. (a)	16,435
1,065	InfoSpace, Inc.	8,871
2,558	RealNetworks, Inc. (a)	16,883
1,478	United Online, Inc.	14,824
		66,723
	IT Services - 1.23%
7,661	BearingPoint, Inc. (a)	6,205
299	CACI International, Inc. - Class A (a)	13,685
1,952	CIBER, Inc. (a)	12,122
1,585	Gevity HR, Inc.	8,527
2,104	Lionbridge Technologies (a)	5,428
1,852	MPS Group, Inc. (a)	19,687
737	Ness Technologies, Inc. (a)	7,459
1,045	StarTek, Inc. (a)	9,823
		82,936
	Leisure Equipment & Products - 0.86%
1,693	Arctic Cat, Inc.	13,290
819	Callaway Golf Co.	9,689
553	Jakks Pacific, Inc. (a)	12,083
717	Leapfrog Enterprises, Inc. (a)	5,965
476	MarineMax, Inc. (a)	3,413
2,626	Nautilus Group, Inc.	13,340
		57,780
	Life Sciences Tools & Services - 0.16%
1,808	Cambrex Corp.	10,613
	Machinery - 2.42%
671	Commercial Vehicle Group, Inc. (a)	6,274
1,275	Federal Signal Corp.	15,300
265	Freightcar America, Inc.	9,407
331	Gehl Co. (a)	4,895
256	The Greenbrier Companies, Inc.	5,197
199	Kadant, Inc. (a)	4,497
392	Lydall, Inc. (a)	4,920
506	Miller Industries, Inc. (a)	5,040
1,741	Mueller Water Products, Inc. - Class A	14,050
307	Reliance Steel & Aluminum Co.	23,667
584	Tecumseh Products Co. (a)	19,144
2,121	Trimas Corp. (a)	12,705
1,131	Wabash National Corp.	8,550
445	Watts Water Technologies, Inc.	11,080
4,762	Xerium Technologies, Inc.	18,858
		163,584
	Marine - 0.08%
87	Genco Shipping & Trading Ltd.	5,672
	Media - 3.40%
699	Cinemark Holdings, Inc.	9,129
12,376	Citadel Broadcasting Corp. (a)	15,099
1,969	Cox Radio, Inc. - Class A (a)	23,234
1,626	Cumulus Media, Inc. (a)	6,406
6,415	Emmis Communications Corp. (a)	16,166
1,141	Entercom Communications Corp.	8,010
1,685	Gray Television, Inc.	4,836
2,515	Journal Communications, Inc.	12,122
2,996	Lee Enterprises, Inc.	11,954
2,382	LIN TV Corp. (a)	14,197
2,664	McClatchy Co.	18,062
896	Media General, Inc.	10,707
2,735	Mediacom Communications Corp. (a)	14,605
5,008	Navarre Corp. (a)	8,213
12,884	Radio One, Inc. (a)	16,620
814	RCN Corp. (a)	8,775
4,828	Spanish Broadcasting System (a)	5,504
25,156	Sun-Times Media Group, Inc. (a)	12,326
10,803	Westwood One, Inc. (a)	13,396
		229,361
	Metals & Mining - 0.64%
182	Compass Minerals International, Inc.	14,662
584	Esmark, Inc. (a)	11,166
1,074	Gibraltar Industries, Inc.	17,152
		42,980
	Multiline Retail - 0.80%
1,216	99 Cents Only Stores (a)	8,026
3,029	The Bon-Ton Stores, Inc.	15,811
1,107	Fred's, Inc.	12,443
3,018	Gottschalks, Inc. (a)	6,790
2,599	Tuesday Morning Corp. (a)	10,682
		53,752
	Multi-Utilities - 0.27%
4,877	Aquila, Inc. (a)	18,386
	Oil & Gas - 3.35%
1,102	Alon USA Energy, Inc.	13,180
1,462	Aventine Renewable Energy (a)	6,433
166	Comstock Resources, Inc. (a)	14,015
157	Crosstex Energy, Inc.	5,442
1,106	Delek US Holdings, Inc.	10,186
515	Energy Partners Ltd. (a)	7,684
795	International Coal Group, Inc. (a)	10,375
434	Knightsbridge Tankers Ltd.	13,979
306	Mariner Energy, Inc. (a)	11,313
5,226	Meridian Resource Corp. (a)	15,417
493	Petrohawk Energy Corp. (a)	22,831
332	Rosetta Resources, Inc. (a)	9,462
688	Ship Finance International Ltd.	20,317
217	Swift Energy Co. (a)	14,335
390	Teekay Shipping Corp.	17,620
244	W & T Offshore, Inc.	14,276
182	Whiting Petroleum Corp. (a)	19,306
		226,171
	Paper & Forest Products - 0.80%
889	Buckeye Technologies, Inc. (a)	7,521
1,056	Glatfelter	14,267
712	Schweitzer-Mauduit International, Inc.	11,997
2,592	Wausau Paper Corp.	19,984
		53,769
	Personal Products - 0.27%
856	Elizabeth Arden, Inc. (a)	12,994
904	Mannatech, Inc.	4,918
		17,912
	Road & Rail - 0.73%
1,074	Covenant Transport, Inc. (a)	3,598
798	Frozen Food Express Industries, Inc.	5,387
531	Heartland Express, Inc.	7,917
386	Marten Transport Ltd. (a)	6,165
448	PAM Transportation Services (a)	4,771
1,591	Quality Distribution, Inc. (a)	3,850
1,186	Saia, Inc. (a)	12,951
371	USA Truck, Inc. (a)	4,463
		49,102
	Semiconductor & Semiconductor Equipment - 1.22%
1,176	Conexant Systems, Inc. (a)	5,290
1,807	Entegris, Inc. (a)	11,836
905	Exar Corp. (a)	6,824
807	IXYS Corp. (a)	9,636
585	Photronics, Inc. (a)	4,118
4,152	RF Micro Devices, Inc. (a)	12,041
9,183	Spansion, Inc. (a)	20,662
1,156	TriQuint Semiconductor, Inc. (a)	7,005
395	Zoran Corp. (a)	4,621
		82,033
	Software - 0.45%
4,891	Borland Software Corp. (a)	6,652
457	Dynamics Research Corp. (a)	4,799
1,198	Mentor Graphics Corp. (a)	18,928
		30,379
	Specialty Retail - 5.51%
1,368	AC Moore Arts & Crafts, Inc. (a)	9,644
1,222	Big 5 Sporting Goods Corp.	9,250
870	Books-A-Million, Inc.	6,664
245	The Buckle, Inc.	11,204
1,216	The Cato Corp.	17,316
714	Charlotte Russe Holding, Inc. (a)	12,681
1,614	The Childrens Place Retail Stores, Inc. (a)	58,265
2,831	Eddie Bauer Holdings, Inc. (a)	11,749
3,006	Finish Line (a)	26,152
850	Group 1 Automotive, Inc.	16,889
939	Haverty Furniture Cos., Inc.	9,428
1,496	HOT Topic, Inc. (a)	8,093
990	Jo-Ann Stores, Inc. (a)	22,800
2,017	Lithia Motors, Inc.	9,924
437	Mothers Work, Inc. (a)	4,401
3,372	New York & Co, Inc. (a)	30,786
1,945	PEP Boys	16,960
2,047	Pier 1 Imports, Inc. (a)	7,042
1,520	Pomeroy IT Solutions, Inc. (a)	6,992
1,071	Rush Enterprises, Inc. - Class A (a)	12,863
858	Shoe Carnival, Inc. (a)	10,116
987	Stage Stores, Inc.	11,518
4,184	Stein Mart, Inc.	18,870
1,544	The Talbots, Inc.	17,895
1,172	West Marine, Inc. (a)	4,805
		372,307
	Textiles, Apparel & Luxury Goods - 0.96%
752	Culp, Inc. (a)	5,279
1,907	Hartmarx Corp. (a)	4,138
805	Kenneth Cole Productions, Inc.	10,223
663	Oxford Industries, Inc.	12,696
300	Perry Ellis International, Inc. (a)	6,366
1,935	Quiksilver, Inc. (a)	19,002
166	UniFirst Corp.	7,414
		65,118
	Thrifts & Mortgage Finance - 3.28%
982	Anchor BanCorp Wisconsin, Inc.	6,884
759	Bank Mutual Corp.	7,620
4,206	BankAtlantic Bancorp, Inc.	7,403
2,092	BankUnited Financial Corp.	2,008
216	Berkshire Hills Bancorp, Inc.	5,108
1,283	Brookline Bancorp, Inc.	12,253
474	Capitol Federal Financial	17,827
1,973	Centerline Holding Co.	3,295
766	City Bank	6,588
759	Dime Community Bancshares	12,531
869	Doral Financial Corp. (a)	11,766
2,670	Downey Financial Corp.	7,396
446	First Busey Corp.	5,896
258	First Defiance Financial Corp.	4,131
225	First Financial Holdings, Inc.	3,866
786	First Place Financial Corp.	7,388
983	FirstFed Financial Corp. (a)	7,903
5,518	Franklin Bank Corp. (a)	3,366
1,148	NewAlliance Bancshares, Inc.	14,327
471	Northwest Bancorp, Inc.	10,277
1,728	Ocwen Financial Corp. (a)	8,035
8,244	PFF Bancorp, Inc.	8,904
845	Provident Financial Services, Inc.	11,838
366	Provident New York Bancorp	4,048
1,010	Sterling Financial Corp. - WA	4,181
688	TierOne Corp.	3,158
2,759	TrustCo Bank Corp NY	20,472
724	United Community Financial Corp.	2,715
		221,184
	Tobacco - 0.28%
3,711	Alliance One International, Inc. (a)	18,963
	Trading Companies & Distributors - 0.97%
673	Aceto Corp.	5,142
1,185	Applied Industrial Technologies, Inc.	28,641
427	Beacon Roofing Supply, Inc. (a)	4,531
335	Lawson Products	8,301
218	TAL International Group, Inc.	4,957
329	Watsco, Inc.	13,752
		65,324
	Water Utilities - 0.37%
278	American States Water Co.	9,713
467	California Water Service Group	15,304
		25,017
	Wireless Telecommunication Services - 0.32%
2,892	USA Mobility, Inc.	21,835

	Total Common Stocks (Cost $6,829,460)	5,835,247

	MANAGEMENT INVESTMENT COMPANIES - 0.07%
	Capital Markets - 0.07%
471	Ares Capital Corp.	4,748

	Total Management Investment Companies (Cost $6,332)	4,748

	REAL ESTATE INVESTMENT TRUSTS - 5.86%
	Real Estate Investment Trusts - 5.86%
765	Anthracite Capital, Inc.	5,386
1,187	Anworth Mortgage Asset Corp.	7,727
200	BioMed Realty Trust, Inc.	4,906
604	Brandywine Realty Trust	9,519
700	CBL & Associates Properties, Inc.	15,988
1,728	CBRE Realty Finance, Inc.	5,944
810	Cousins Properties, Inc.	18,711
577	DCT Industrial Trust, Inc.	4,778
6,422	Deerfield Capital Corp.	5,073
406	Diamondrock Hospitality Co.	4,421
865	Douglas Emmett, Inc.	19,004
238	Entertainment Properties Trust	11,767
527	Equity One, Inc.	10,830
1,090	FelCor Lodging Trust, Inc.	11,445
654	Franklin Street Properties Corp.	8,267
424	Getty Realty Corp.	6,110
432	Health Care REIT, Inc.	19,224
564	Healthcare Realty Trust, Inc.	13,406
358	Highwoods Properties, Inc.	11,248
199	Home Properties, Inc.	9,564
4,252	HRPT Properties Trust	28,786
384	Inland Real Estate Corp.	5,537
990	Lexington Corporate Properties Trust	13,494
515	LTC Properties, Inc.	13,163
18,663	Luminent Mortgage Capital, Inc. (a)	2,800
676	MFA Mortgage Investments, Inc.	4,408
111	Mid-America Apartment Communities, Inc.	5,665
425	Mission West Properties	4,658
630	National Retail Properties, Inc.	13,167
312	Nationwide Health Properties, Inc.	9,825
805	Newcastle Investment Corp.	5,643
336	Pennsylvania Real Estate Investment Trust	7,775
901	PMC Commercial Trust	7,208
275	Post Properties, Inc.	8,181
1,529	RAIT Investment Trust	11,345
663	Realty Income Corp.	15,090
769	Senior Housing Properties Trust	15,019
151	Sovran Self Storage, Inc.	6,276
387	Strategic Hotels & Resorts, Inc.	3,626
365	Sun Communities, Inc.	6,654
242	Sunstone Hotel Investors, Inc.	4,017
		395,655

	Total Real Estate Investment Trusts (Cost $447,698)	395,655

	SHORT TERM INVESTMENTS - 6.93%
	Money Market Funds - 6.93%
467,923	Federated Prime Obligations Fund, 2.491% (b)	467,923

	Total Short Term Investments (Cost $467,923)	467,923

	Total Investments (Cost $7,751,413) - 99.29%	6,703,573
	Other Assets in Excess of Liabilities - 0.71%	48,247
	TOTAL NET ASSETS - 100.00%	$6,751,820

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2008.

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

Cost of investments	$7,751,413
Gross unrealized appreciation	472,014
Gross unrealized depreciation	(1,519,854)
Net unrealized depreciation	($1,047,840)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Open Futures Contracts
June 30, 2008
AssetMark Enhanced Fundamental Index Small Company Value Fund
(Unaudited)

	Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Depreciation
	Russell 2000 Mini Futures	7	504,808	Sep-08	$ (20,618)

FAS 157 - Summary of Fair Value Exposure at June 30, 2008

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with the Investment Company Act of 1940.  Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 6,235,650	$ (20,618)
Level 2 - Other significant observable inputs	467,923	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 6,703,573	$ (20,618)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  AssetMark Funds

By (Signature and Title)   /s/ Carrie E. Hansen
Carrie E. Hansen,
President (Principal Executive Officer)

Date   08/20/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Carrie E. Hansen
Carrie E. Hansen,
President (Principal Executive Officer)

Date   08/20/2008

By (Signature and Title)   /s/ Danell J. Doty
Danell J. Doty,
Treasurer (Principal Financial Officer)

Date   08/20/2008

* Print the name and title of each signing officer under his or her signature.